                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/06

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P Utilities Index from 3/31/96 through 3/31/06. Class A shares, adjusted for sales charges.

(LINE GRAPH)

                               A SHARES                B SHARES                C SHARES
                            since 7/28/93           since 7/28/93           since 8/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            8.44%       7.93%       8.05%       8.05%       7.71%       7.71%

10-year                    9.09        8.45        8.60        8.60        8.27        8.27

5-year                     2.65        1.44        1.86        1.60        1.87        1.87

1-year                    13.24        6.71       12.39        8.39       12.39       11.39
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

Despite the Federal Open Market Committee's steady monetary tightening policy during the reporting period, a tempered inflation backdrop helped keep interest rates low by historical standards. In this environment, utility stocks were rewarded by investors for their premium yield relative to the market as well as for their dividend growth prospects. The reduced individual tax rate structure on dividends provided additional incentive for investors seeking dividend income and enhanced after-tax returns.

The market's comfort with utilities stocks was further bolstered by the sector's increased emphasis on basic utility service models. Such models entailed less high risk diversification efforts, and in turn, can mean stronger balance sheets and enhanced earnings predictability. The sector also benefited from the 2005 passage of multi-faceted federal energy legislation, designed to stimulate infrastructure enhancement and growth, foster wholesale competition and induce more widespread consolidation. Merger-and-acquisition (M&A) deals subsequently began to blossom and included non-U.S. domiciled investments in U.S. entities.

Overall, electric and natural gas/energy stocks were the dominant sectors contributing to performance for most of the fiscal year. However, challenges surfaced during the second half of the fiscal year. Rising rates, uncertainty surrounding tax legislation extension and less stable commodity prices were among the factors that tempered the pace of electric and natural gas stocks. Meanwhile, after starting the period on a rather lackluster note, the telecommunications sector experienced a very strong comeback during the latter portion of the period. Positive legislation, an improved regulatory environment and global M&A activity served as key catalysts driving the positive momentum of telecom stocks.

PERFORMANCE ANALYSIS

The fund returned 13.24 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the S&P Utilities Index, returned 9.6 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

-------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   S&P UTILITIES INDEX

      13.24%    12.39%    12.39%           9.60%
-------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Throughout the period, the fund maintained its long-standing focus on providing diversified exposure to the utility market while seeking to manage risk. The fund is diversified across multiple segments of the various utility sectors as well as selective sub-sectors. At fiscal year-end, the fund's sector allocation was 63 percent electric utilities, 19 percent natural gas/energy and 17 percent telecom. The fund's natural gas holdings include local distributors, pipeline operators and exploration and production companies. Telecommunications positions include landline and wireless operators (both urban and rural), business/enterprise focused competitive local exchange carriers and infrastructure providers such as tower companies.

The fund's exposure to a broader range of sectors and sub-sectors proved advantageous during the period. For example, the S&P Utilities Index does not include telecommunications stocks. In contrast, as noted above, the fund ended the fiscal year with 17 percent of its assets in various areas of the telecommunications sector. Accordingly, the fund was well positioned to benefit as telecommunications stocks advanced during the second half of the fiscal year, and particularly during the final quarter of the reporting period.

In contrast, our long-term focus on solid balance sheets and liquidity led us to avoid excessive weightings in non-traditional utility-related sectors such as alternative energy, energy (power) infrastructure, electro-technology and the broad natural gas segment. These investment areas, however, were rewarded by the market during the period.

We sought a prudent investment balance between more leveraged, higher risk companies and the more conventional utility operators offering relatively safe and prospectively growing dividends. While the more leveraged companies provided generally strong performance during the reporting period, many of the fund's larger-capitalized and well-established stocks were among those contributing the most robust gains across the portfolio.

We believe the Van Kampen Utility Fund remains an attractive alternative investment for investors seeking to include an income-producing component within their equity portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/06
Edison International, Inc.                                        3.2%
FPL Group, Inc.                                                   3.2
Sprint Corp.                                                      3.2
PPL Corp.                                                         3.1
Sempra Energy                                                     3.0
PG&E Corp.                                                        2.9
Entergy Corp.                                                     2.9
SCANA Corp.                                                       2.8
TXU Corp.                                                         2.7
Exelon Corp.                                                      2.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Electric Utilities                                               28.1%
Multi-Utilities                                                  24.8
Integrated Telecommunication Services                            12.6
Independent Power Producers & Energy Traders                     10.0
Gas Utilities                                                     9.2
Oil & Gas Storage & Transportation                                4.8
Wireless Telecommunication Services                               4.3
Diversified Metals & Mining                                       1.7
Integrated Oil & Gas                                              0.7
Oil & Gas Exploration & Production                                0.7
Electrical Components & Equipment                                 0.6
Heavy Electrical Equipment                                        0.4
                                                                -----
Total Long-Term Investments                                      97.9
Short-Term Investments                                            1.2
Other Assets in Excess of Liabilities                             0.9
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Holdings and industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual....................................    $1,000.00        $  961.11           $ 6.36
  Hypothetical..............................     1,000.00         1,018.43             6.54
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00           957.17            10.05
  Hypothetical..............................     1,000.00         1,014.63            10.35
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00           957.17            10.05
  Hypothetical..............................     1,000.00         1,014.63            10.35
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.06% and 2.06% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  97.9%
DIVERSIFIED METALS & MINING  1.7%
Peabody Energy Corp. .......................................   64,000   $  3,226,240
                                                                        ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.6%
FuelCell Energy, Inc. (a)...................................  100,000      1,147,000
                                                                        ------------

ELECTRIC UTILITIES  28.1%
Allegheny Energy, Inc. (a)..................................   95,000      3,215,750
American Electric Power Co., Inc. ..........................  115,455      3,927,779
Cinergy Corp. ..............................................   95,000      4,313,950
DPL, Inc. ..................................................   93,000      2,511,000
Edison International, Inc. .................................  147,000      6,053,460
Entergy Corp. ..............................................   80,000      5,515,200
Exelon Corp. ...............................................   96,000      5,078,400
FirstEnergy Corp. ..........................................   95,872      4,688,141
FPL Group, Inc. ............................................  150,116      6,025,656
Pinnacle West Capital Corp. ................................   47,000      1,837,700
PPL Corp. ..................................................  200,842      5,904,755
Southern Co. ...............................................  123,600      4,050,372
                                                                        ------------
                                                                          53,122,163
                                                                        ------------
GAS UTILITIES  9.2%
AGL Resources, Inc. ........................................  132,000      4,758,600
Equitable Resources, Inc. ..................................  120,000      4,381,200
New Jersey Resources Corp. .................................   84,000      3,801,000
Questar Corp. ..............................................   63,000      4,413,150
                                                                        ------------
                                                                          17,353,950
                                                                        ------------
HEAVY ELECTRICAL EQUIPMENT  0.4%
Distributed Energy Systems Corp. (a)........................  110,000        781,000
                                                                        ------------

INTEGRATED OIL & GAS  0.7%
Nexen, Inc. (Canada)........................................   25,000      1,376,000
                                                                        ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  10.0%
AES Corp. (a)...............................................  250,000      4,265,000
Constellation Energy Group, Inc. ...........................   57,700      3,156,767
Mirant Corp. (a)............................................   58,000      1,450,000
NRG Energy, Inc. (a)........................................  110,000      4,974,200
TXU Corp. ..................................................  115,000      5,147,400
                                                                        ------------
                                                                          18,993,367
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  12.6%
AT&T, Inc. .................................................  141,400      3,823,456
BellSouth Corp. ............................................  118,800      4,116,420
CenturyTel, Inc. ...........................................   40,000      1,564,800
Sprint Corp. ...............................................  232,050      5,996,172
Telefonica SA--ADR (Spain)..................................   60,000      2,820,870

See Notes to Financial Statements                                              9

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Telefonos de Mexico SA de CV--ADR (Mexico)..................  140,000   $  3,147,200
Verizon Communications, Inc. ...............................   70,000      2,384,200
                                                                        ------------
                                                                          23,853,118
                                                                        ------------
MULTI-UTILITIES  24.8%
Ameren Corp. ...............................................   76,000      3,786,320
CMS Energy Corp. (a)........................................   84,000      1,087,800
Consolidated Edison, Inc. ..................................   65,600      2,853,600
Dominion Resources, Inc. ...................................   70,000      4,832,100
KeySpan Corp. ..............................................   44,200      1,806,454
MDU Resources Group, Inc. ..................................  136,000      4,549,200
NSTAR.......................................................  124,200      3,553,362
PG&E Corp. .................................................  142,000      5,523,800
PNM Resources, Inc. ........................................   95,600      2,332,640
SCANA Corp. ................................................  133,000      5,218,920
Sempra Energy...............................................  121,000      5,621,660
TECO Energy, Inc. ..........................................   79,000      1,273,480
Wisconsin Energy Corp. .....................................  115,000      4,598,850
                                                                        ------------
                                                                          47,038,186
                                                                        ------------
OIL & GAS EXPLORATION & PRODUCTION  0.7%
Anadarko Petroleum Corp. ...................................   12,000      1,212,120
                                                                        ------------

OIL & GAS STORAGE & TRANSPORTATION  4.8%
El Paso Corp. ..............................................   67,000        807,350
Kinder Morgan, Inc. ........................................   45,000      4,139,550
Williams Cos., Inc. ........................................  189,500      4,053,405
                                                                        ------------
                                                                           9,000,305
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  4.3%
ALLTEL Corp. ...............................................   67,300      4,357,675
Crown Castle International Corp. (a)........................  135,000      3,827,250
                                                                        ------------
                                                                           8,184,925
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  97.9%
  (Cost $144,590,987)................................................    185,288,374

REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Co. ($2,350,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $2,350,924)
  (Cost $2,350,000)..................................................      2,350,000
                                                                        ------------

TOTAL INVESTMENTS  99.1%
  (Cost $146,940,987)................................................    187,638,374
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%..........................      1,677,468
                                                                        ------------

NET ASSETS  100.0%...................................................   $189,315,842
                                                                        ============

 10                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $146,940,987).......................  $187,638,374
Cash........................................................           993
Receivables:
  Investments Sold..........................................     2,112,558
  Dividends.................................................       389,051
  Fund Shares Sold..........................................       164,207
  Interest..................................................           308
Other.......................................................       148,481
                                                              ------------
    Total Assets............................................   190,453,972
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       293,473
  Investments Purchased.....................................       288,358
  Distributor and Affiliates................................       132,675
  Investment Advisory Fee...................................       106,573
Trustees' Deferred Compensation and Retirement Plans........       211,636
Accrued Expenses............................................       105,415
                                                              ------------
    Total Liabilities.......................................     1,138,130
                                                              ------------
NET ASSETS..................................................  $189,315,842
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $184,237,079
Net Unrealized Appreciation.................................    40,697,379
Accumulated Undistributed Net Investment Income.............     1,746,581
Accumulated Net Realized Loss...............................   (37,365,197)
                                                              ------------
NET ASSETS..................................................  $189,315,842
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $130,204,056 and 6,890,285 shares of
    beneficial interest issued and outstanding).............  $      18.90
    Maximum sales charge (5.75%* of offering price).........          1.15
                                                              ------------
    Maximum offering price to public........................  $      20.05
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,154,372 and 2,342,330 shares of
    beneficial interest issued and outstanding).............  $      18.85
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $14,957,414 and 793,606 shares of
    beneficial interest issued and outstanding).............  $      18.85
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $162)........  $ 5,497,283
Interest....................................................      250,899
                                                              -----------
    Total Income............................................    5,748,182
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,230,251
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $317,074, $465,331 and $159,069,
  respectively).............................................      941,474
Shareholder Services........................................      386,998
Legal.......................................................       59,338
Trustees' Fees and Related Expenses.........................       27,219
Custody.....................................................       23,249
Other.......................................................      267,097
                                                              -----------
    Total Expenses..........................................    2,935,626
    Less Credits Earned on Cash Balances....................        9,017
                                                              -----------
    Net Expenses............................................    2,926,609
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,821,573
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $20,950,184
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   42,459,885
                                                              -----------
  End of the Period:
    Investments.............................................   40,697,387
    Foreign Currency Translation............................           (8)
                                                              -----------
                                                               40,697,379
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,762,506)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $19,187,678
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $22,009,251
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2006   MARCH 31, 2005
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  2,821,573     $  4,074,738
Net Realized Gain...........................................     20,950,184        8,067,426
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     (1,762,506)      13,924,877
                                                               ------------     ------------
Change in Net Assets from Operations........................     22,009,251       26,067,041
                                                               ------------     ------------

Distributions from Net Investment Income:
  Class A Shares............................................     (3,531,034)      (3,839,071)
  Class B Shares............................................       (996,573)      (1,266,946)
  Class C Shares............................................       (339,878)        (423,527)
                                                               ------------     ------------
Total Distributions.........................................     (4,867,485)      (5,529,544)
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     17,141,766       20,537,497
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     56,238,584       24,111,305
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      4,244,075        4,755,831
Cost of Shares Repurchased..................................    (55,037,465)     (37,862,255)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      5,445,194       (8,995,119)
                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS................................     22,586,960       11,542,378
NET ASSETS:
Beginning of the Period.....................................    166,728,882      155,186,504
                                                               ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $1,746,581 and $3,107,287,
  respectively).............................................   $189,315,842     $166,728,882
                                                               ============     ============

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $17.15    $15.04    $12.12    $ 16.17    $ 20.24
                                           ------    ------    ------    -------    -------
  Net Investment Income..................     .33(a)    .45(a)    .48(a)     .45(a)     .44
  Net Realized and Unrealized
    Gain/Loss............................    1.94      2.27      2.89      (4.14)     (3.32)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    2.27      2.72      3.37      (3.69)     (2.88)
                                           ------    ------    ------    -------    -------
Less:
  Distributions from Net Investment
    Income...............................     .52       .61       .45        .36        .36
  Distributions from Net Realized Gain...     -0-       -0-       -0-        -0-        .83
                                           ------    ------    ------    -------    -------
Total Distributions......................     .52       .61       .45        .36       1.19
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $18.90    $17.15    $15.04    $ 12.12    $ 16.17
                                           ======    ======    ======    =======    =======

Total Return (b).........................  13.24%    18.45%    28.10%    -22.90%    -13.96%
Net Assets at End of the Period (In
  millions)..............................  $130.2    $109.5    $ 98.7    $  88.1    $ 135.0
Ratio of Expenses to Average Net
  Assets.................................   1.30%     1.31%     1.33%      1.33%      1.27%
Ratio of Net Investment Income to Average
  Net Assets.............................   1.74%     2.89%     3.44%      3.40%      2.45%
Portfolio Turnover.......................     46%       27%       27%        29%        35%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $17.13    $15.03    $12.12    $ 16.10    $ 20.16
                                           ------    ------    ------    -------    -------
  Net Investment Income..................     .18(a)    .33(a)    .37(a)     .35(a)     .31
  Net Realized and Unrealized
    Gain/Loss............................    1.94      2.26      2.88      (4.11)     (3.32)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    2.12      2.59      3.25      (3.76)     (3.01)
                                           ------    ------    ------    -------    -------
Less:
  Distributions from Net Investment
    Income...............................     .40       .49       .34        .22        .22
  Distributions from Net Realized Gain...     -0-       -0-       -0-        -0-        .83
                                           ------    ------    ------    -------    -------
Total Distributions......................     .40       .49       .34        .22       1.05
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $18.85    $17.13    $15.03    $ 12.12    $ 16.10
                                           ======    ======    ======    =======    =======

Total Return (b).........................  12.39%    17.54%    27.05%    -23.41%    -14.68%
Net Assets at End of the Period (In
  millions)..............................  $ 44.2    $ 42.8    $ 42.6    $  38.0    $  65.4
Ratio of Expenses to Average Net
  Assets.................................   2.06%     2.07%     2.09%      2.09%      2.03%
Ratio of Net Investment Income to Average
  Net Assets.............................    .99%     2.13%     2.68%      2.64%      1.69%
Portfolio Turnover.......................     46%       27%       27%        29%        35%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $17.13    $15.02    $12.12    $ 16.10    $ 20.16
                                           ------    ------    ------    -------    -------
  Net Investment Income..................     .18(a)    .33(a)    .37(a)     .35(a)     .30
  Net Realized and Unrealized
    Gain/Loss............................    1.94      2.27      2.87      (4.11)     (3.31)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    2.12      2.60      3.24      (3.76)     (3.01)
                                           ------    ------    ------    -------    -------
Less:
  Distributions from Net
    Investment Income....................     .40       .49       .34        .22        .22
  Distributions from Net Realized Gain...     -0-       -0-       -0-        -0-        .83
                                           ------    ------    ------    -------    -------
Total Distributions......................     .40       .49       .34        .22       1.05
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $18.85    $17.13    $15.02    $ 12.12    $ 16.10
                                           ======    ======    ======    =======    =======

Total Return (b).........................  12.39%    17.61%    26.96%    -23.41%    -14.68%
Net Assets at End of the Period (In
  millions)..............................  $ 15.0    $ 14.4    $ 13.9    $  12.1    $  19.9
Ratio of Expenses to Average Net
  Assets.................................   2.06%     2.07%     2.09%      2.09%      2.03%
Ratio of Net Investment Income to Average
  Net Assets.............................    .99%     2.13%     2.68%      2.64%      1.69%
Portfolio Turnover.......................     46%       27%       27%        29%        35%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights affecting a single class. As of March 31, 2006, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $20,482,058. At March 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $37,050,154 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$25,423,823.................................................  March 31, 2011
 11,626,331.................................................  March 31, 2012

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $147,256,030
                                                              ============
Gross tax unrealized appreciation...........................  $ 43,467,937
Gross tax unrealized depreciation...........................    (3,085,593)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 40,382,344
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                                                                 2006          2005
Distributions paid from:
  Ordinary income...........................................  $4,867,485    $5,529,544
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $4,867,485    $5,529,544
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Fund's investment in other regulated investment companies totaling $4,067 was reclassified from accumulated undistributed net investment income to

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

accumulated net realized loss. A permanent difference relating to book to tax amortization differences on securities sold totaling $678,675 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference of $1,131,883 relating to gains and losses recognized on exchange offers was reclassified from accumulated net realized loss to capital. A permanent difference relating to book to tax amortization differences totaling $10,598 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,941,532

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody fee was reduced by $9,017 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .65%
Next $500 million...........................................     .60%
Over $1 billion.............................................     .55%

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $9,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $75,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $322,600, representing transfer agency fees paid to

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $125,784 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $56,392.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $91,000 and CDSC on redeemed shares of approximately $79,900. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2006                MARCH 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   2,117,221    $ 39,506,358       964,096    $ 15,434,574
  Class B...........................     625,949      11,569,705       361,177       5,778,313
  Class C...........................     277,846       5,162,521       183,427       2,898,418
                                      ----------    ------------    ----------    ------------
Total Sales.........................   3,021,016    $ 56,238,584     1,508,700    $ 24,111,305
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     163,929    $  3,122,929       212,002    $  3,362,676
  Class B...........................      46,042         875,647        68,267       1,082,545
  Class C...........................      12,911         245,499        19,614         310,610
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     222,882    $  4,244,075       299,883    $  4,755,831
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,778,244)   $(33,313,929)   (1,350,159)   $(21,290,003)
  Class B...........................    (830,875)    (15,445,298)     (765,033)    (11,983,714)
  Class C...........................    (335,802)     (6,278,238)     (289,796)     (4,588,538)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (2,944,921)   $(55,037,465)   (2,404,988)   $(37,862,255)
                                      ==========    ============    ==========    ============

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2006, the Fund received redemption fees of approximately $3,500, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $88,431,506 and $83,949,715, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $948,100 and $74,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of the plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN UTILITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Utility Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Utility Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Utility Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Chicago, Illinois
                                                                    May 11, 2006

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2006. For corporate shareholders, 98% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund may designate up to a maximum of $4,867,485 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN UTILITY FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 134, 384, 584
                                                                 UTLF ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01252P-Y03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500 Index and the Russell Midcap Growth Index from 3/31/96 through 3/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                   VAN KAMPEN MID CAP         RUSSELL MIDCAP GROWTH
                                                       GROWTH FUND                    INDEX                   S&P 500 INDEX
                                                   ------------------         ---------------------           -------------
3/96                                                       9427                       10000                       10000
                                                          10762                       10374                       10449
                                                          11846                       10727                       10772
                                                          12827                       11037                       11669
3/97                                                      12679                       10634                       11983
                                                          14637                       12199                       14073
                                                          17643                       13906                       15127
                                                          16291                       13523                       15561
3/98                                                      19281                       15138                       17732
                                                          20275                       15129                       18317
                                                          15643                       12604                       16495
                                                          20086                       15940                       20006
3/99                                                      20718                       16485                       21002
                                                          21820                       18203                       22483
                                                          21820                       17291                       21078
                                                          31951                       24118                       24214
3/00                                                      40023                       29212                       24769
                                                          37137                       27047                       24110
                                                          41009                       27729                       23874
                                                          31067                       21282                       22004
3/01                                                      24433                       15944                       19397
                                                          26194                       18524                       20532
                                                          21005                       13374                       17518
                                                          24964                       16993                       19390
3/02                                                      24938                       16693                       19445
                                                          21911                       13645                       16839
                                                          18253                       11300                       13931
                                                          18700                       12336                       15107
3/03                                                      18279                       12333                       14631
                                                          20766                       14647                       16882
                                                          21582                       15695                       17328
                                                          23846                       17604                       19439
3/04                                                      25096                       18454                       19767
                                                          25741                       18648                       20107
                                                          25504                       17841                       19731
                                                          28859                       20328                       21552
3/05                                                      28122                       19988                       21089
                                                          29688                       20674                       21378
                                                          32202                       22028                       22148
                                                          33941                       22786                       22610
3/06                                                      36891                       24520                       23562

                            A SHARES            B SHARES            C SHARES           I SHARES
                         since 12/27/95      since 12/27/95      since 12/27/95     since 8/12/05
--------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      5.75%      W/O      5.00%      W/O      1.00%         W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES        SALES
TOTAL RETURNS           CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception         16.27%     15.60%   15.65%     15.65%   15.47%     15.47%      16.93
10-year                 14.62      13.94    13.97      13.97    13.81      13.81          --
5-year                   8.59       7.32     7.78       7.55     7.79       7.79          --
1-year                  31.18      23.66    30.22      25.22    30.22      29.22          --
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The Standard & Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an Index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

Despite high energy prices, rising interest rates, and inflationary pressures, the market advanced with strength during the 12 months ended March 31, 2006. A moderately growing economy continued to support stock prices, as did generally strong corporate earnings and a resilient consumer. Although the market encountered periods of turbulence, volatility levels remained relatively low. Early in the period, investor sentiment deteriorated as U.S. automakers reported declining sales. However, positive economic data spurred a stock rally through July. In August, the Gulf Coast hurricanes caused spiking oil and natural gas prices, but initial pessimism about the hurricanes' economic toll proved short lived. Following a very strong rally in November, the market began 2006 on an upbeat note, even as a disappointing fourth quarter gross domestic product figure and less positive corporate earnings were reported.

In this environment, small- and mid-cap stocks outpaced large-caps. The best performing sectors in the Russell Midcap(R) Growth Index were other energy, financial services, and autos and transportation. The sectors that most lagged the Index average were integrated oils, consumer discretionary, and consumer staples; although the integrated oils sector was the only group to post a negative absolute return for the period.

PERFORMANCE ANALYSIS

The fund returned 31.18 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell Midcap Growth Index, returned 22.68 percent and the S&P 500 Index returned 11.73 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

--------------------------------------------------------------------
                                        RUSSELL         S&P
                                       MIDCAP(R)       500(R)
      CLASS A   CLASS B   CLASS C    GROWTH INDEX      INDEX

      31.18%    30.22%    30.22%        22.68%         11.73%
--------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Stock selection drove the fund's performance during the period, more than offsetting the negative influence of sector allocation. In particular, selections in the financial services, energy, and utilities sectors contributed most to relative returns. In financial services, stocks of diversified financial services, miscellaneous financials, and securities brokerage companies advanced with strength. Within the energy sector, stock picks in crude oil producers drove relative outperformance, although a sector underweight modestly detracted. In utilities, wireless carriers and gas distributors added to relative performance as well.

On the negative side, the fund lost ground relative to the index primarily in health care and in materials and processing. Within the health care sector, the fund's biotechnology research and production stocks detracted from relative gains, as did holdings in drugs and pharmaceuticals stocks. Disappointing results from a range of industries within the materials and processing sector slowed performance. Copper production, engineering and contracting services, and real estate companies were particularly detrimental. A lack of exposure to the steel industry also hindered performance relative to the index.

At the period's close, consumer discretionary represented the fund's largest sector weight, followed by health care and financial services. The fund's consumer discretionary exposure is overweighted relative to the Russell Midcap Growth Index, while health care and financial services are underweighted versus the index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/06
Ultra Petroleum Corp.                                             5.7%
Corporate Executive Board Co.                                     3.9
NII Holdings, Inc.                                                3.7
Monster Worldwide, Inc.                                           3.0
AutoZone, Inc.                                                    2.9
Station Casinos, Inc.                                             2.9
Expeditors International of Washington, Inc.                      2.7
C.H. Robinson Worldwide, Inc.                                     2.7
Getty Images, Inc.                                                2.6
Stericycle, Inc.                                                  2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Oil & Gas Exploration & Production                                7.4%
Wireless Telecommunication Services                               5.9
Air Freight & Logistics                                           5.4
Diversified Commercial & Professional Services                    4.9
Restaurants                                                       4.9
Casinos & Gaming                                                  4.2
Data Processing & Outsourced Services                             4.1
Health Care Supplies                                              3.8
Education Services                                                3.3
Asset Management & Custody Banks                                  3.1
Human Resource & Employment Services                              3.0
Apparel Retail                                                    2.9
Automotive Retail                                                 2.9
Homebuilding                                                      2.7
Publishing                                                        2.6
Internet Retail                                                   2.5
Internet Software & Services                                      2.4
Real Estate Management & Development                              2.4
Environmental & Facilities Services                               2.3
Home Entertainment Software                                       2.1
Industrial Machinery                                              2.0
Other Diversified Financial Services                              2.0
Specialized Finance                                               1.9
Systems Software                                                  1.6
Advertising                                                       1.5
Application Software                                              1.5
Tobacco                                                           1.5
Construction Materials                                            1.4
Hotels, Resorts & Cruise Lines                                    1.3
Semiconductor Equipment                                           1.1
Biotechnology                                                     1.0
Health Care Services                                              1.0
Insurance Brokers                                                 1.0
Investment Banking & Brokerage                                    1.0
Property & Casualty Insurance                                     1.0
Specialized Consumer Services                                     1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
                                       (continued from previous page)
Gas Utilities                                                     0.9
Semiconductors                                                    0.9
                                                                -----
Total Long-Term Investments                                      96.4%
Short-Term Investments                                            2.9
Other Assets in Excess of Liabilities                             0.7
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual.....................................    $1,000.00        $1,145.62          $ 7.01
  Hypothetical...............................     1,000.00         1,018.43            6.59
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,141.36           11.00
  Hypothetical...............................     1,000.00         1,014.63           10.35
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,141.36           11.00
  Hypothetical...............................     1,000.00         1,014.63           10.35
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,146.81            5.62
  Hypothetical...............................     1,000.00         1,019.73            5.29
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, 2.06%, 2.06% and 1.05% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The ratios for Class A, B and C Shares reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  96.4%
ADVERTISING  1.5%
Lamar Advertising, Class A (a)..............................   288,368    $   15,173,924
                                                                          --------------

AIR FREIGHT & LOGISTICS  5.4%
C.H. Robinson Worldwide, Inc. ..............................   569,241        27,944,041
Expeditors International of Washington, Inc. ...............   327,721        28,311,817
                                                                          --------------
                                                                              56,255,858
                                                                          --------------
APPAREL RETAIL  2.9%
Abercrombie & Fitch Co., Class A............................   222,400        12,965,920
American Eagle Outfitters, Inc. ............................   578,100        17,262,066
                                                                          --------------
                                                                              30,227,986
                                                                          --------------
APPLICATION SOFTWARE  1.5%
Salesforce.com, Inc. (a)....................................   440,267        15,994,900
                                                                          --------------

ASSET MANAGEMENT & CUSTODY BANKS  3.1%
Calamos Asset Management, Inc., Class A.....................   575,897        21,538,548
Janus Capital Group, Inc. ..................................   444,700        10,303,699
                                                                          --------------
                                                                              31,842,247
                                                                          --------------
AUTOMOTIVE RETAIL  2.9%
AutoZone, Inc. (a)..........................................   306,880        30,592,867
                                                                          --------------

BIOTECHNOLOGY  1.0%
Techne Corp. (a)............................................   175,669        10,564,734
                                                                          --------------

CASINOS & GAMING  4.2%
International Game Technology...............................   409,108        14,408,784
Station Casinos, Inc. ......................................   375,818        29,828,675
                                                                          --------------
                                                                              44,237,459
                                                                          --------------
CONSTRUCTION MATERIALS  1.4%
Florida Rock Industries, Inc. ..............................   260,200        14,628,444
                                                                          --------------

DATA PROCESSING & OUTSOURCED SERVICES  4.1%
CheckFree Corp. (a).........................................   195,700         9,882,850
Global Payments, Inc. ......................................   186,800         9,902,268
Iron Mountain, Inc. (a).....................................   554,004        22,570,123
                                                                          --------------
                                                                              42,355,241
                                                                          --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  4.9%
ChoicePoint, Inc. (a).......................................   213,500         9,554,125
Corporate Executive Board Co. ..............................   407,804        41,147,424
                                                                          --------------
                                                                              50,701,549
                                                                          --------------
EDUCATION SERVICES  3.3%
Apollo Group, Inc., Class A (a).............................   373,600        19,617,736
ITT Educational Services, Inc. (a)..........................   233,510        14,956,315
                                                                          --------------
                                                                              34,574,051
                                                                          --------------
ENVIRONMENTAL & FACILITIES SERVICES  2.3%
Stericycle, Inc. (a)........................................   356,857        24,130,670
                                                                          --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
GAS UTILITIES  0.9%
Questar Corp. ..............................................   128,969    $    9,034,278
                                                                          --------------

HEALTH CARE SERVICES  1.0%
DaVita, Inc. (a)............................................   169,034        10,177,537
                                                                          --------------

HEALTH CARE SUPPLIES  3.8%
Dade Behring Holdings, Inc. ................................   549,723        19,630,608
Gen-Probe, Inc. (a).........................................   365,616        20,152,754
                                                                          --------------
                                                                              39,783,362
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  2.1%
Activision, Inc. (a)........................................  1,607,807       22,171,659
                                                                          --------------

HOMEBUILDING  2.7%
Desarrolladora Homex SA de CV--ADR (Mexico) (a).............   396,273        14,000,325
NVR, Inc. (a)...............................................    19,209        14,194,491
                                                                          --------------
                                                                              28,194,816
                                                                          --------------
HOTELS, RESORTS & CRUISE LINES  1.3%
Choice Hotels International, Inc. ..........................   290,830        13,314,197
                                                                          --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  3.0%
Monster Worldwide, Inc. (a).................................   628,293        31,326,689
                                                                          --------------

INDUSTRIAL MACHINERY  2.0%
Pentair, Inc. ..............................................   520,277        21,201,288
                                                                          --------------

INSURANCE BROKERS  1.0%
Brown & Brown, Inc. ........................................   313,510        10,408,532
                                                                          --------------

INTERNET RETAIL  2.5%
Amazon.com, Inc. (a)........................................   382,500        13,965,075
Expedia, Inc. (a)...........................................   587,029        11,899,078
                                                                          --------------
                                                                              25,864,153
                                                                          --------------
INTERNET SOFTWARE & SERVICES  2.4%
Akamai Technologies, Inc. (a)...............................   364,700        11,994,983
Netease.com, Inc.--ADR (Cayman Islands) (a).................   533,576        13,093,955
                                                                          --------------
                                                                              25,088,938
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  1.0%
TD Ameritrade Holding Corp. (a).............................   495,860        10,348,598
                                                                          --------------

OIL & GAS EXPLORATION & PRODUCTION  7.4%
Southwestern Energy Co. (a).................................   552,853        17,796,338
Ultra Petroleum Corp. (Canada) (a)..........................   956,152        59,577,831
                                                                          --------------
                                                                              77,374,169
                                                                          --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.0%
Brookfield Asset Management, Inc., Class A (Canada).........   386,921        21,303,870
                                                                          --------------

See Notes to Financial Statements                                             11

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  1.0%
White Mountains Insurance Group Ltd. (Bermuda)..............    17,440    $   10,368,080
                                                                          --------------

PUBLISHING  2.6%
Getty Images, Inc. (a)......................................   356,509        26,695,394
                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  2.4%
CB Richard Ellis Group, Inc., Class A (a)...................   189,052        15,256,496
Saint Joe Co. ..............................................   156,831         9,855,260
                                                                          --------------
                                                                              25,111,756
                                                                          --------------
RESTAURANTS  4.9%
Cheesecake Factory, Inc. (a)................................   262,377         9,826,019
Outback Steakhouse, Inc. ...................................   213,500         9,394,000
P.F. Chang's China Bistro, Inc. (a).........................   260,572        12,843,594
Wendy's International, Inc. ................................   302,801        18,791,830
                                                                          --------------
                                                                              50,855,443
                                                                          --------------
SEMICONDUCTOR EQUIPMENT  1.1%
Tessera Technologies, Inc. (a)..............................   355,797        11,413,968
                                                                          --------------

SEMICONDUCTORS  0.9%
Marvell Technology Group Ltd. (Bermuda) (a).................   166,764         9,021,932
                                                                          --------------

SPECIALIZED CONSUMER SERVICES  1.0%
Weight Watchers International, Inc. ........................   200,110        10,285,654
                                                                          --------------

SPECIALIZED FINANCE  1.9%
Chicago Mercantile Exchange Holdings, Inc. .................    45,324        20,282,490
                                                                          --------------

SYSTEMS SOFTWARE  1.6%
Red Hat, Inc. (a)...........................................   595,878        16,672,666
                                                                          --------------

TOBACCO  1.5%
Loews Corp.-Carolina Group..................................   331,304        15,660,740
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  5.9%
Crown Castle International Corp. (a)........................   806,430        22,862,291
NII Holdings, Inc. (a)......................................   659,546        38,893,428
                                                                          --------------
                                                                              61,755,719
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  96.4%
(Cost $779,057,962)....................................................    1,004,995,858

REPURCHASE AGREEMENT  2.9%
State Street Bank & Trust Co. ($30,598,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $30,610,035)
  (Cost $30,598,000)...................................................       30,598,000
                                                                          --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS  99.3%
(Cost $809,655,962)....................................................   $1,035,593,858
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%............................        7,616,969
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,043,210,827
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $809,655,962).......................  $1,035,593,858
Cash........................................................              82
Receivables:
  Fund Shares Sold..........................................      10,190,410
  Investments Sold..........................................         331,484
  Dividends.................................................         237,006
  Interest..................................................           4,012
Other.......................................................         137,488
                                                              --------------
    Total Assets............................................   1,046,494,340
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,517,373
  Distributor and Affiliates................................         716,402
  Investment Advisory Fee...................................         605,783
Accrued Expenses............................................         250,437
Trustees' Deferred Compensation and Retirement Plans........         193,518
                                                              --------------
    Total Liabilities.......................................       3,283,513
                                                              --------------
NET ASSETS..................................................  $1,043,210,827
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $  840,486,355
Net Unrealized Appreciation.................................     225,937,896
Accumulated Net Investment Loss.............................        (170,404)
Accumulated Net Realized Loss...............................     (23,043,020)
                                                              --------------
NET ASSETS..................................................  $1,043,210,827
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $784,596,103 and 28,778,049 shares of
    beneficial interest issued and outstanding).............  $        27.26
    Maximum sales charge (5.75%* of offering price).........            1.66
                                                              --------------
    Maximum offering price to public........................  $        28.92
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $178,805,794 and 7,176,203 shares of
    beneficial interest issued and outstanding).............  $        24.92
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $76,954,939 and 3,088,492 shares of
    beneficial interest issued and outstanding).............  $        24.92
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,853,991 and 104,525 shares of
    beneficial interest issued and outstanding).............  $        27.30
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $24,284).....  $  5,518,707
Interest....................................................       937,448
                                                              ------------
    Total Income............................................     6,456,155
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,505,084
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,348,858, $1,491,144, and $547,733,
  respectively).............................................     3,387,735
Shareholder Services........................................     1,875,846
Legal.......................................................        95,993
Custody.....................................................        72,922
Trustees' Fees and Related Expenses.........................        31,031
Other.......................................................       477,108
                                                              ------------
    Total Expenses..........................................    11,445,719
    Investment Advisory Fee Reduction.......................        14,762
    Less Credits Earned on Cash Balances....................        40,369
                                                              ------------
    Net Expenses............................................    11,390,588
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (4,934,433)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 81,748,170
  Foreign Currency Transactions.............................          (193)
                                                              ------------
Net Realized Gain...........................................    81,747,977
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    97,242,106
  End of the Period.........................................   225,937,896
                                                              ------------
Net Unrealized Appreciation During the Period...............   128,695,790
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $210,443,767
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $205,509,334
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE          FOR THE
                                                               YEAR ENDED       YEAR ENDED
                                                             MARCH 31, 2006   MARCH 31, 2005
                                                             -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss........................................  $   (4,934,433)  $  (6,072,109)
Net Realized Gain..........................................      81,747,977      23,564,216
Net Unrealized Appreciation During the Period..............     128,695,790      39,253,971
                                                             --------------   -------------
Change in Net Assets from Operations.......................     205,509,334      56,746,078
                                                             --------------   -------------

Distributions from Net Realized Gain:
  Class A Shares...........................................     (16,667,398)            -0-
  Class B Shares...........................................      (4,752,676)            -0-
  Class C Shares...........................................      (1,809,761)            -0-
  Class I Shares...........................................         (74,545)            -0-
                                                             --------------   -------------
Total Distributions........................................     (23,304,380)            -0-
                                                             --------------   -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........     182,204,954      56,746,078
                                                             --------------   -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..................................     452,243,684     300,798,881
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.............................................      22,147,291             -0-
Cost of Shares Repurchased.................................    (224,767,897)   (142,317,488)
                                                             --------------   -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........     249,623,078     158,481,393
                                                             --------------   -------------
TOTAL INCREASE IN NET ASSETS...............................     431,828,032     215,227,471
NET ASSETS:
Beginning of the Period....................................     611,382,795     396,155,324
                                                             --------------   -------------
End of the Period (Including accumulated net investment
  loss of $170,404 and $164,991, respectively).............  $1,043,210,827   $ 611,382,795
                                                             ==============   =============

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $21.37    $19.07    $13.89    $ 18.95    $18.60
                                            ------    ------    ------    -------    ------
  Net Investment Loss (a).................    (.11)     (.19)     (.18)      (.13)     (.19)
  Net Realized and Unrealized Gain/Loss...    6.72      2.49      5.36      (4.93)      .57
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    6.61      2.30      5.18      (5.06)      .38
Less Distributions from Net Realized
  Gain....................................     .72       -0-       -0-        -0-       .03
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $27.26    $21.37    $19.07    $ 13.89    $18.95
                                            ======    ======    ======    =======    ======

Total Return* (b).........................  31.18%    12.06%    37.29%    -26.70%     2.06%
Net Assets at End of the Period (In
  millions)...............................  $784.6    $429.2    $260.2    $ 190.7    $169.1
Ratio of Expenses to Average Net
  Assets*.................................   1.32%     1.40%     1.48%      1.54%     1.43%
Ratio of Net Investment Loss to Average
  Net Assets*.............................   (.44%)    (.93%)   (1.05%)     (.89%)   (1.02%)
Portfolio Turnover........................     86%       96%      268%       180%      127%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................   1.32%     1.41%       N/A        N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................   (.44%)    (.94%)      N/A        N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable.

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $19.73    $17.74    $13.02    $ 17.90    $17.70
                                            ------    ------    ------    -------    ------
  Net Investment Loss (a).................    (.27)     (.31)     (.29)      (.24)     (.31)
  Net Realized and Unrealized Gain/Loss...    6.18      2.30      5.01      (4.64)      .54
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    5.91      1.99      4.72      (4.88)      .23
Less Distributions from Net Realized
  Gain....................................     .72       -0-       -0-        -0-       .03
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $24.92    $19.73    $17.74    $ 13.02    $17.90
                                            ======    ======    ======    =======    ======

Total Return* (b).........................  30.22%    11.22%    36.25%    -27.26%     1.32%
Net Assets at End of the Period (In
  millions)...............................  $178.8    $137.3    $107.7    $  81.1    $116.8
Ratio of Expenses to Average Net
  Assets*.................................   2.08%     2.15%     2.24%      2.27%     2.19%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.24%)   (1.68%)   (1.81%)    (1.63%)   (1.78%)
Portfolio Turnover........................     86%       96%      268%       180%      127%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................   2.08%     2.16%       N/A        N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................  (1.24%)   (1.69%)      N/A        N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

N/A= Not Applicable.

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $19.73    $17.74    $13.02    $ 17.89    $17.69
                                            ------    ------    ------    -------    ------
  Net Investment Loss (a).................    (.27)     (.31)     (.29)      (.23)     (.31)
  Net Realized and Unrealized Gain/Loss...    6.18      2.30      5.01      (4.64)      .54
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    5.91      1.99      4.72      (4.87)      .23
Less Distributions from Net Realized
  Gain....................................     .72       -0-       -0-        -0-       .03
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $24.92    $19.73    $17.74    $ 13.02    $17.89
                                            ======    ======    ======    =======    ======

Total Return* (b).........................  30.22%    11.22%    36.25%    -27.22%     1.32%
Net Assets at End of the Period (In
  millions)...............................  $ 77.0    $ 44.9    $ 28.2    $  21.5    $ 22.7
Ratio of Expenses to Average Net
  Assets*.................................   2.08%     2.15%     2.24%      2.29%     2.19%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.21%)   (1.68%)   (1.81%)    (1.62%)   (1.78%)
Portfolio Turnover........................     86%       96%      268%       180%      127%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................   2.08%     2.16%       N/A        N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................  (1.21%)   (1.69%)      N/A        N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A= Not Applicable.

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 AUGUST 12, 2005
                                                                  (COMMENCEMENT
CLASS I SHARES                                                  OF OPERATIONS) TO
                                                                 MARCH 31, 2006
                                                                -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................          $24.01
                                                                      ------
  Net Investment Loss (a)...................................            (.08)
  Net Realized and Unrealized Gain..........................            4.09
                                                                      ------
Total from Investment Operations............................            4.01
Less Distributions from Net Realized Gain...................             .72
                                                                      ------
NET ASSET VALUE, END OF THE PERIOD..........................          $27.30
                                                                      ======

Total Return (b)............................................          16.93%*
Net Assets at End of the Period (In millions)...............          $  2.9
Ratio of Expenses to Average Net Assets.....................           1.07%
Ratio of Net Investment Loss to Average Net Assets..........           (.48%)
Portfolio Turnover..........................................             86%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $26,771,276. At March 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $53,869,245 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$34,334,887.................................................  March 31, 2009
 19,534,358.................................................  March 31, 2010

    Part of the capital loss carryforward was acquired due to a merger with another regulated investment company, please see Footnote 3 for details.

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $810,406,443
                                                              ============
Gross tax unrealized appreciation...........................  $240,655,212
Gross tax unrealized depreciation...........................   (15,467,797)
                                                              ------------
Net tax unrealized appreciation on investments..............  $225,187,415
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                                                                 2006       2005
Distributions paid from:
  Ordinary income...........................................  $       -0-   $-0-
  Long-term capital gain....................................   23,304,380    -0-

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the current year net operating loss totaling $4,906,582 was reclassified from accumulated net investment loss to capital. A permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $4,725 was reclassified from accumulated net investment loss to accumulated net realized loss. A permanent book and tax difference related to the recognition of net realized losses on foreign currency transactions totaling $193 was reclassified from accumulated net realized loss to

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

accumulated net investment loss. Additionally, permanent book and tax differences related to distributions from and the sale of Real Estate Investment Trusts totaling $39,726 and $12,370, respectively, were reclassified from accumulated net investment loss to accumulated net realized loss.

    As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $31,576,708

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody and accounting fees were reduced by $39,563 and $806, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2006, the Adviser waived $14,762 of its investment advisory fee. During the period it was in effect, the waiver represented .01% of its average net assets. This waiver was voluntary in nature and effective June 28, 2005, the waiver was discontinued.

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $22,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $132,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

recognized expenses of approximately $1,643,400 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $109,016 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., (Morgan Stanley) an affiliate of Van Kampen, totaling $8,302.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $881,300 and CDSC on redeemed shares of approximately $219,400. Sales charges do not represent expenses of the Fund.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

3. CAPITAL TRANSACTIONS

    For the years ended March 31, 2006 and 2005, transactions were as follows:

                                             FOR THE                        FOR THE
                                           YEAR ENDED                     YEAR ENDED
                                         MARCH 31, 2006                 MARCH 31, 2005
                                   ---------------------------    ---------------------------
                                     SHARES          VALUE          SHARES          VALUE
Sales:
  Class A........................  14,288,533    $ 355,698,485    10,527,292    $ 212,584,114
  Class B........................   1,847,737       42,078,272     3,472,226       63,928,178
  Class C........................   1,286,633       29,596,844     1,314,162       24,286,589
  Class I........................   1,035,123       24,870,083           -0-              -0-
                                   ----------    -------------    ----------    -------------
Total Sales......................  18,458,026    $ 452,243,684    15,313,680    $ 300,798,881
                                   ==========    =============    ==========    =============
Dividend Reinvestment:
  Class A........................     630,952    $  16,026,131           -0-    $         -0-
  Class B........................     195,004        4,535,721           -0-              -0-
  Class C........................      64,966        1,510,894           -0-              -0-
  Class I........................       2,932           74,545           -0-              -0-
                                   ----------    -------------    ----------    -------------
Total Dividend Reinvestment......     893,854    $  22,147,291           -0-    $         -0-
                                   ==========    =============    ==========    =============
Repurchases:
  Class A........................  (6,221,037)   $(149,216,831)   (4,092,711)   $ (81,496,251)
  Class B........................  (1,824,755)     (39,872,424)   (2,585,187)     (49,129,280)
  Class C........................    (537,385)     (11,914,306)     (631,267)     (11,691,957)
  Class I........................    (933,530)     (23,764,336)          -0-              -0-
                                   ----------    -------------    ----------    -------------
Total Repurchases................  (9,516,707)   $(224,767,897)   (7,309,165)   $(142,317,488)
                                   ==========    =============    ==========    =============

    On June 25, 2004, the Fund acquired all of the assets and liabilities of the former Van Kampen Mid Cap Growth Fund ("Mid Cap Growth") through a tax free reorganization approved by Mid Cap Growth shareholders on June 23, 2004. The Fund issued 1,796,405, 2,017,431 and 549,701 shares of Classes A, B and C valued at $35,155,638, $36,676,900 and $9,993,563, respectively, in exchange for Mid
Cap Growth's net assets. The shares of Mid Cap Growth were converted into Fund shares at a ratio of .427 to 1, .445 to 1 and .446 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $60,539,261 of which $29,352,212 can be utilized due to limitations stipulated in Section 382 of the Internal Revenue Code. Also included in those net assets were deferred compensation of $29,352 and the deferral of losses related to wash sales transactions of $144,229. Net unrealized appreciation on Mid Cap Growth as of June 25, 2004 was $8,808,940. Shares issued in connection with this reorganization are included in the proceeds from shares sold for the year ended March 31, 2005. Combined net assets on the day of reorganization were $502,458,843.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2006, the

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

Fund received redemption fees of approximately $3,400, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $838,372,788 and $635,616,320, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $984,700 and $42,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Mid Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Mid Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Mid Cap Growth Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 11, 2006

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2006. The Fund designated and paid $23,304,380 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  86, 186, 286
                                                                   GF ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RA06-00367P-Y03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000 Value Index from 6/30/99 (first month-end after inception) through 3/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN SMALL CAP VALUE FUND        RUSSELL 2000 VALUE INDEX
                                                              -------------------------------        ------------------------
6/99                                                                        9426                              10000
                                                                            8806                               9218
                                                                            8922                               9359
3/00                                                                        9032                               9717
                                                                            9289                               9906
                                                                           10097                              10633
                                                                           10961                              11495
3/01                                                                       11076                              11607
                                                                           12671                              12958
                                                                           11152                              11229
                                                                           12524                              13107
3/02                                                                       13520                              14363
                                                                           12984                              14058
                                                                           10381                              11065
                                                                           10752                              11610
3/03                                                                       10296                              11020
                                                                           12303                              13524
                                                                           13079                              14568
                                                                           14960                              16952
3/04                                                                       15784                              18125
                                                                           15638                              18279
                                                                           15745                              18307
                                                                           17514                              20723
3/05                                                                       17223                              19899
                                                                           18076                              20909
                                                                           18778                              21555
                                                                           18877                              21698
3/06                                                                       21034                              24629

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 6/21/99        since 6/21/99        since 6/21/99      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         13.13%     12.15%    12.26%     12.26%    12.28%     12.28%      12.42%

5-Year                  13.69      12.34     12.82      12.63     12.85      12.85          --

1-Year                  22.13      15.09     21.19      16.19     21.23      20.23          --
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2,000 smallest companies in the Russell 3000 Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

During the 12-month reporting period, a backdrop of moderate economic growth supported a rising stock market. Although investors contended with significant challenges--including lofty oil prices, rising interest rates, inflationary pressures and the Federal Open Market Committee's (the "Fed's") ongoing interest rate hikes--many positive influences kept the market afloat. Consumer spending and confidence remained stronger than expected, rebounding after the Gulf Coast hurricanes. Corporate earnings generally met or exceeded expectations. Healthy balance sheets with ample cash flow drove mergers and acquisitions, stock buybacks and dividend increases; and several high profile initial public offerings generated further confidence in the equity markets.

The beginning of the reporting period was somewhat turbulent, as news of weak economic data and credit downgrades at major U.S. automakers roiled the markets. However, by May, market conditions stabilized and stocks rallied through July, as investors focused on more positive economic news, including solid gross domestic product (GDP) growth, a pick-up in consumer confidence and improving retail sales.

In the period spanning August through October, the markets pulled back again, as the hurricanes made landfall and the prices of crude oil and natural gas spiked to record highs. The consumer retreated and expectations for the holiday shopping season plummeted. Tax-loss selling and mounting inflation worries further hampered the market's progress. Sentiment brightened in November, however, as energy prices fell from their highs and consumer confidence and retail sales recovered, leading to a market rally.

Following December's muted performance, the market advanced sharply in January, fueled by expectations that the Fed might be nearing the end of its rate tightening cycle, positive labor and consumer data and the continued strong pace of merger and acquisition activity. The market also enjoyed a pronounced "January Effect," a historical trend wherein investors rotate into higher risk segments of the market (such as small-cap and technology stocks). However, stocks lost momentum in February, as investors digested a disappointing fourth quarter GDP figure, less positive earnings news, and lackluster forward guidance from company managements. In the final month of the period, the market performed well, amid tame inflation data and expectations that solid economic growth would resume in the first quarter of 2006.

In this environment, small-cap stocks outperformed both mid- and large-caps. Within the small-cap universe, growth stocks slightly outpaced value stocks. As the economy continued to grow at a healthy rate, cyclical sectors (those whose performance is tied to economic cycles) commanded the largest gains. Technology, heavy industry/transportation, energy and basic resources led the small-cap market during the period. In contrast, the utilities sector, with its defensive characteristics and interest-rate sensitivity, was among the market's most lagging sectors. The consumer discretionary and consumer staples sectors were hampered by worries that high energy costs and rising interest rates would dampen consumer spending.

PERFORMANCE ANALYSIS

The fund returned 22.13 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000(R) Value Index, returned 23.77 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

-------------------------------------------------------
                                       RUSSELL
                                       2000(R)
      CLASS A   CLASS B   CLASS C    VALUE INDEX

      22.13%    21.19%    21.23%       23.77%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

We follow a research-intensive "bottom-up" strategy, focusing on individual stock selection rather than broader "top-down" sector themes. This value-conscious approach led us to own stocks in a variety of market segments. Several of our picks within the consumer services area, especially in the lodging and publishing and broadcasting industries, were standouts. In consumer durables, company-specific factors propelled strong returns in the fund's positions. Holdings in the heavy industry/transportation sector added to gains, with machinery, transportation and miscellaneous industrials stocks contributing most significantly. A relative overweight to the sector also turned out to be advantageous.

On the negative side, selection within health care services limited the fund's relative results, as did an underweight to drugs and biotechnology (one of the index's stronger performing areas). Another area of weakness came from the financial services sector, due to disappointing performance from select insurance and banking stocks and a lack of exposure to the strong performing investment industry. Within the basic resources sector, the fund's underweight to steel and nonferrous metals also diminished relative gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/06
Intrawest Corp.                                                   2.9%
Apria Healthcare Group, Inc.                                      2.5
Pacer International, Inc.                                         2.2
DRS Technologies, Inc.                                            2.1
Belden CDT, Inc.                                                  2.0
MSC Software Corp.                                                2.0
Corn Products International, Inc.                                 2.0
Geo Group, Inc.                                                   2.0
Laidlaw International, Inc.                                       1.8
Electronics for Imaging, Inc.                                     1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Real Estate Investment Trusts                                     4.1%
Industrial Machinery                                              3.9
Aerospace & Defense                                               3.8
Regional Banks                                                    3.6
Property & Casualty Insurance                                     3.5
Communications Equipment                                          3.4
Diversified Commercial & Professional Services                    3.3
Personal Products                                                 3.1
Agricultural Products                                             3.0
Oil & Gas Equipment & Services                                    3.0
Hotels, Resorts & Cruise Lines                                    2.9
Oil & Gas Exploration & Production                                2.8
Restaurants                                                       2.8
Thrifts & Mortgage Finance                                        2.8
Electrical Components & Equipment                                 2.5
Health Care Services                                              2.5
IT Consulting & Other Services                                    2.5
Reinsurance                                                       2.3
Air Freight & Logistics                                           2.2
Publishing                                                        2.2
Application Software                                              2.0
Apparel Retail                                                    1.9
Gas Utilities                                                     1.8
Transportation Services                                           1.8
Commercial Printing                                               1.7
Computer Storage & Peripherals                                    1.7
Multi-Utilities                                                   1.7
Life & Health Insurance                                           1.6
Construction & Farm Machinery & Heavy Trucks                      1.5
Data Processing & Outsourced Services                             1.5
Specialty Chemicals                                               1.5
Health Care Equipment                                             1.4
Diversified Chemicals                                             1.2
Electronic Equipment Manufacturers                                1.2
Paper Packaging                                                   1.2
Coal & Consumable Fuels                                           1.1
Office Services & Supplies                                        1.1
Specialized Consumer Services                                     1.1
Broadcasting & Cable TV                                           1.0
Housewares & Specialties                                          1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
                                       (continued from previous page)
Marine                                                            1.0
Household Products                                                0.9
Systems Software                                                  0.9
Health Care Supplies                                              0.8
Wireless Telecommunication Services                               0.8
Movies & Entertainment                                            0.7
Automotive Retail                                                 0.6
Electronic Manufacturing Services                                 0.6
Trading Companies & Distributors                                  0.6
Human Resource & Employment Services                              0.5
Homefurnishing Retail                                             0.4
Managed Health Care                                               0.3
Auto Parts & Equipment                                            0.2
                                                                -----
Total Long-Term Investments                                      97.5%
Short-Term Investments                                            2.3
                                                                -----
Total Investments                                                99.8
Other Assets in Excess of Liabilities                             0.2
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm, which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual.....................................    $1,000.00        $1,120.17           $7.40
  Hypothetical...............................     1,000.00         1,017.93            7.04
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,116.07           11.34
  Hypothetical...............................     1,000.00         1,014.23           10.80
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,115.85           11.29
  Hypothetical...............................     1,000.00         1,014.23           10.75
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,121.84            5.92
  Hypothetical...............................     1,000.00         1,019.33            5.64
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.15%, 2.14%, and 1.12% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  97.5%
AEROSPACE & DEFENSE  3.8%
AAR Corp. (a)...............................................    47,000    $  1,338,560
DRS Technologies, Inc. .....................................   123,400       6,770,958
Moog, Inc., Class A (a).....................................   112,100       3,978,429
                                                                          ------------
                                                                            12,087,947
                                                                          ------------
AGRICULTURAL PRODUCTS  3.0%
Corn Products International, Inc. ..........................   213,200       6,304,324
Delta & Pine Land Co. ......................................   105,100       3,169,816
                                                                          ------------
                                                                             9,474,140
                                                                          ------------
AIR FREIGHT & LOGISTICS  2.2%
Pacer International, Inc. ..................................   214,900       7,022,932
                                                                          ------------

APPAREL RETAIL  1.9%
Maidenform Brands, Inc. (a).................................   237,790       2,618,068
Stage Stores, Inc. .........................................   116,850       3,476,287
                                                                          ------------
                                                                             6,094,355
                                                                          ------------
APPLICATION SOFTWARE  2.0%
MSC Software Corp. (a)......................................   321,849       6,420,888
                                                                          ------------

AUTO PARTS & EQUIPMENT  0.2%
Tenneco Automotive, Inc. (a)................................    24,000         520,560
                                                                          ------------

AUTOMOTIVE RETAIL  0.6%
Lithia Motors, Inc., Class A................................    51,900       1,800,930
                                                                          ------------

BROADCASTING & CABLE TV  1.0%
Sinclair Broadcast Group, Inc., Class A.....................   391,100       3,187,465
                                                                          ------------

COAL & CONSUMABLE FUELS  1.1%
International Coal Group, Inc. (a)..........................   355,500       3,462,570
                                                                          ------------

COMMERCIAL PRINTING  1.7%
Banta Corp. ................................................    30,700       1,595,786
Cenveo, Inc. (a)............................................   238,800       3,959,304
                                                                          ------------
                                                                             5,555,090
                                                                          ------------
COMMUNICATIONS EQUIPMENT  3.4%
Belden CDT, Inc. ...........................................   236,200       6,431,726
EMS Technologies, Inc. (a)..................................    86,300       1,555,989
Tekelec (a).................................................   200,000       2,766,000
                                                                          ------------
                                                                            10,753,715
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.7%
Electronics for Imaging, Inc. (a)...........................   196,500       5,496,105
                                                                          ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.5%
Terex Corp. (a).............................................    60,010       4,755,192
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES  1.5%
Gevity HR, Inc. ............................................   201,300    $  4,923,798
                                                                          ------------

DIVERSIFIED CHEMICALS  1.2%
Hercules, Inc. (a)..........................................   282,238       3,894,884
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.3%
Brinks Co. .................................................    80,500       4,086,180
Geo Group, Inc. (a).........................................   187,700       6,257,918
                                                                          ------------
                                                                            10,344,098
                                                                          ------------
ELECTRICAL COMPONENTS & EQUIPMENT  2.5%
Acuity Brands, Inc. ........................................   119,800       4,792,000
General Cable Corp. (a).....................................   100,560       3,049,985
                                                                          ------------
                                                                             7,841,985
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Lipman Electronic Engineering (Israel) (a)..................   143,500       3,903,200
                                                                          ------------

ELECTRONIC MANUFACTURING SERVICES  0.6%
Methode Electronics, Inc. ..................................   185,600       2,021,184
                                                                          ------------

GAS UTILITIES  1.8%
AGL Resources, Inc. ........................................    97,800       3,525,690
UGI Corp. ..................................................   109,700       2,311,379
                                                                          ------------
                                                                             5,837,069
                                                                          ------------
HEALTH CARE EQUIPMENT  1.4%
Bio-Rad Laboratories, Inc., Class A (a).....................    72,510       4,520,998
                                                                          ------------

HEALTH CARE SERVICES  2.5%
Apria Healthcare Group, Inc. (a)............................   345,600       7,941,888
                                                                          ------------

HEALTH CARE SUPPLIES  0.8%
West Pharmaceutical Services, Inc. .........................    74,400       2,583,168
                                                                          ------------

HOMEFURNISHING RETAIL  0.4%
Pier 1 Imports, Inc. .......................................   113,600       1,318,896
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES  2.9%
Intrawest Corp. (Canada)....................................   266,700       9,118,473
                                                                          ------------

HOUSEHOLD PRODUCTS  0.9%
Central Garden & Pet Co. (a)................................    52,000       2,763,280
                                                                          ------------

HOUSEWARES & SPECIALTIES  1.0%
Jarden Corp. (a)............................................    99,400       3,265,290
                                                                          ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.5%
Hudson Highland Group, Inc. (a).............................    84,500       1,600,430
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY  3.9%
Albany International Corp., Class A.........................   117,300    $  4,467,957
CIRCOR International, Inc. .................................   134,763       3,935,080
Watts Water Technologies, Inc., Class A.....................   113,600       4,128,224
                                                                          ------------
                                                                            12,531,261
                                                                          ------------
IT CONSULTING & OTHER SERVICES  2.5%
Gartner, Inc. (a)...........................................   198,500       2,769,075
MAXIMUS, Inc. ..............................................   145,000       5,217,100
                                                                          ------------
                                                                             7,986,175
                                                                          ------------
LIFE & HEALTH INSURANCE  1.6%
Conseco, Inc. (a)...........................................   209,300       5,194,826
                                                                          ------------

MANAGED HEALTH CARE  0.3%
Magellan Health Services, Inc. (a)..........................    25,200       1,019,844
                                                                          ------------

MARINE  1.0%
American Commercial Lines, Inc. (a).........................    65,700       3,101,040
                                                                          ------------

MOVIES & ENTERTAINMENT  0.7%
Live Nation, Inc. (a).......................................   109,200       2,166,528
                                                                          ------------

MULTI-UTILITIES  1.7%
Avista Corp. ...............................................   115,300       2,380,945
PNM Resources, Inc. ........................................   120,150       2,931,660
                                                                          ------------
                                                                             5,312,605
                                                                          ------------
OFFICE SERVICES & SUPPLIES  1.1%
Acco Brands Corp. (a).......................................   151,100       3,354,420
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  3.0%
Superior Energy Services, Inc. (a)..........................   170,920       4,578,947
Universal Compression Holdings, Inc. (a)....................    94,570       4,791,862
                                                                          ------------
                                                                             9,370,809
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  2.8%
Denbury Resources, Inc. (a).................................   147,000       4,655,490
St. Mary Land & Exploration Co. ............................   105,540       4,309,198
                                                                          ------------
                                                                             8,964,688
                                                                          ------------
PAPER PACKAGING  1.2%
Rock-Tenn Co., Class A......................................   248,800       3,729,512
                                                                          ------------

PERSONAL PRODUCTS  3.1%
Elizabeth Arden, Inc. (a)...................................   210,700       4,913,524
NBTY, Inc. (a)..............................................   218,800       4,927,376
                                                                          ------------
                                                                             9,840,900
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  3.5%
NYMAGIC, Inc. ..............................................    79,600    $  2,374,468
ProAssurance Corp. (a)......................................    59,499       3,093,948
United America Indemnity (Cayman Islands) (a)...............   239,447       5,483,336
                                                                          ------------
                                                                            10,951,752
                                                                          ------------
PUBLISHING  2.2%
ADVO, Inc. .................................................   117,700       3,766,400
Proquest Co. (a)............................................   155,800       3,332,562
                                                                          ------------
                                                                             7,098,962
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  4.1%
Anthracite Capital, Inc. ...................................   364,000       3,996,720
LaSalle Hotel Properties....................................    59,200       2,427,200
Meristar Hospitality Corp. (a)..............................   346,300       3,594,594
Parkway Properties, Inc. ...................................    65,200       2,847,936
                                                                          ------------
                                                                            12,866,450
                                                                          ------------
REGIONAL BANKS  3.6%
Alabama National Bank Corp. ................................    23,500       1,607,400
Central Pacific Financial Corp. ............................    39,700       1,457,784
Greater Bay Bancorp.........................................    67,400       1,869,676
Integra Bank Corp. .........................................    80,180       1,832,915
MB Financial Corp. .........................................    48,650       1,722,210
Provident Bankshares Corp. .................................    49,100       1,789,695
Westamerica Bancorp.........................................    19,500       1,012,440
                                                                          ------------
                                                                            11,292,120
                                                                          ------------
REINSURANCE  2.3%
Max Re Capital Ltd. (Bermuda)...............................   174,700       4,157,860
Platinum Underwriters Holdings Ltd. (Bermuda)...............   105,100       3,058,410
                                                                          ------------
                                                                             7,216,270
                                                                          ------------
RESTAURANTS  2.8%
AFC Enterprises, Inc. (a)...................................   305,700       4,249,230
Denny's Corp. (a)...........................................   944,000       4,493,440
                                                                          ------------
                                                                             8,742,670
                                                                          ------------
SPECIALIZED CONSUMER SERVICES  1.1%
Jackson Hewitt Tax Service, Inc. ...........................   111,000       3,505,380
                                                                          ------------

SPECIALTY CHEMICALS  1.5%
Cytec Industries, Inc. .....................................    79,200       4,752,792
                                                                          ------------

SYSTEMS SOFTWARE  0.9%
Hummingbird Ltd. (Canada) (a)...............................   123,250       2,925,955
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  2.8%
First Niagara Financial Group, Inc. ........................   217,183       3,183,903
Provident New York Bancorp..................................   121,810       1,579,876
Triad Guaranty, Inc. (a)....................................    86,599       4,061,493
                                                                          ------------
                                                                             8,825,272
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS  0.6%
TAL International Group, Inc. (a)...........................    77,400    $  1,866,114
                                                                          ------------

TRANSPORTATION SERVICES  1.8%
Laidlaw International, Inc. ................................   215,300       5,856,160
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  0.8%
Syniverse Hldgs, Inc. (a)...................................   154,700       2,444,260
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $215,821,316)..................................................    309,427,295

REPURCHASE AGREEMENT  2.3%
State Street Bank & Trust Co. ($7,238,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $7,240,847)
  (Cost $7,238,000)....................................................      7,238,000
                                                                          ------------

TOTAL INVESTMENTS  99.8%
  (Cost $223,059,316)..................................................    316,665,295
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%............................        589,716
                                                                          ------------

NET ASSETS  100.0%.....................................................   $317,255,011
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $223,059,316).......................  $316,665,295
Cash........................................................            94
Receivables:
  Investments Sold..........................................     3,053,719
  Fund Shares Sold..........................................       490,085
  Dividends.................................................       241,201
  Interest..................................................           949
Other.......................................................        53,336
                                                              ------------
    Total Assets............................................   320,504,679
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,818,804
  Fund Shares Repurchased...................................       619,159
  Distributor and Affiliates................................       324,001
  Investment Advisory Fee...................................       180,287
Accrued Expenses............................................       212,895
Trustees' Deferred Compensation and Retirement Plans........        94,522
                                                              ------------
    Total Liabilities.......................................     3,249,668
                                                              ------------
NET ASSETS..................................................  $317,255,011
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $188,522,460
Net Unrealized Appreciation.................................    93,605,979
Accumulated Net Realized Gain...............................    35,210,413
Accumulated Net Investment Loss.............................       (83,841)
                                                              ------------
NET ASSETS..................................................  $317,255,011
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $154,417,780 and 8,471,101 shares of
    beneficial interest issued and outstanding).............  $      18.23
    Maximum sales charge (5.75%* of offering price).........          1.11
                                                              ------------
    Maximum offering price to public........................  $      19.34
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $116,420,807 and 6,730,770 shares of
    beneficial interest issued and outstanding).............  $      17.30
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,661,323 and 2,115,527 shares of
    beneficial interest issued and outstanding).............  $      17.33
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $9,755,101 and 534,361 shares of
    beneficial interest issued and outstanding).............  $      18.26
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,282)......  $ 4,792,050
Interest....................................................      315,369
                                                              -----------
    Total Income............................................    5,107,419
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,344,984
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $419,894, $1,267,047 and $358,527,
  respectively).............................................    2,045,468
Shareholder Services........................................    1,141,169
Legal.......................................................       69,367
Custody.....................................................       46,169
Trustees' Fees and Related Expenses.........................       25,195
Other.......................................................      357,545
                                                              -----------
    Total Expenses..........................................    6,029,897
    Less Credits Earned on Cash Balances....................       11,550
                                                              -----------
    Net Expenses............................................    6,018,347
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (910,928)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $66,167,028
  Foreign Currency Transactions.............................         (200)
                                                              -----------
Net Realized Gain...........................................   66,166,828
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   92,508,538
  End of the Period.........................................   93,605,979
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,097,441
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $67,264,269
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $66,353,341
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                             MARCH 31, 2006    MARCH 31, 2005
                                                             --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss........................................  $    (910,928)     $ (2,362,406)
Net Realized Gain..........................................     66,166,828        25,822,733
Net Unrealized Appreciation During the Period..............      1,097,441         6,757,566
                                                             -------------      ------------
Change in Net Assets from Operations.......................     66,353,341        30,217,893
                                                             -------------      ------------

Distributions from Net Realized Gain:
  Class A Shares...........................................    (19,349,909)       (6,894,967)
  Class B Shares...........................................    (17,221,682)       (4,737,481)
  Class C Shares...........................................     (4,969,690)       (1,405,902)
  Class I Shares...........................................     (1,254,028)              -0-
                                                             -------------      ------------
Total Distributions........................................    (42,795,309)      (13,038,350)
                                                             -------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........     23,558,032        17,179,543
                                                             -------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..................................    103,905,430        52,197,556
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.............................................     40,711,572        12,269,717
Cost of Shares Repurchased.................................   (222,545,399)      (93,461,091)
                                                             -------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........    (77,928,397)      (28,993,818)
                                                             -------------      ------------
TOTAL DECREASE IN NET ASSETS...............................    (54,370,365)      (11,814,275)
NET ASSETS:
Beginning of the Period....................................    371,625,376       383,439,651
                                                             -------------      ------------
End of the Period (Including accumulated net investment
  loss of $83,841 and $15,482, respectively)...............  $ 317,255,011      $371,625,376
                                                             =============      ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $17.17    $16.28    $10.62    $ 14.13    $11.59
                                            ------    ------    ------    -------    ------
  Net Investment Income/Loss..............     .03(b)   (.05)(b)   (.07)(b)    (.05)    .02(b)
  Net Realized and Unrealized Gain/Loss...    3.52      1.52      5.73      (3.31)     2.53
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    3.55      1.47      5.66      (3.36)     2.55
                                            ------    ------    ------    -------    ------
Less:
  Distributions from Net Investment
    Income................................     -0-       -0-       -0-        -0-       -0-(c)
  Distributions from Net Realized Gain....    2.49       .58       -0-        .15       .01
                                            ------    ------    ------    -------    ------
Total Distributions.......................    2.49       .58       -0-        .15       .01
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $18.23    $17.17    $16.28    $ 10.62    $14.13
                                            ======    ======    ======    =======    ======

Total Return* (a).........................  22.13%     9.12%    53.30%    -23.84%    22.07%
Net Assets at End of the Period (In
  millions)...............................  $154.4    $202.2    $204.8    $ 118.2    $ 73.2
Ratio of Expenses to Average Net
  Assets*.................................   1.38%     1.45%     1.50%      1.50%     1.50%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.....................    .14%     (.30%)    (.49%)     (.39%)     .14%
Portfolio Turnover........................     40%       40%       48%        66%      101%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A       N/A     1.50%      1.59%     1.63%
   Ratio of Net Investment Income/Loss to
     Average Net Assets...................     N/A       N/A     (.49%)     (.48%)     .01%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $16.53    $15.81    $10.39    $ 13.94    $11.52
                                            ------    ------    ------    -------    ------
  Net Investment Loss.....................    (.12)(b)   (.17)(b)   (.17)(b)    (.12)   (.08)(b)
  Net Realized and Unrealized Gain/Loss...    3.38      1.47      5.59      (3.28)     2.51
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    3.26      1.30      5.42      (3.40)     2.43
Less Distributions from Net Realized
  Gain....................................    2.49       .58       -0-        .15       .01
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $17.30    $16.53    $15.81    $ 10.39    $13.94
                                            ======    ======    ======    =======    ======

Total Return* (a).........................  21.19%     8.31%    52.17%    -24.46%    21.12%
Net Assets at End of the Period (In
  millions)...............................  $116.4    $131.4    $135.0    $  85.2    $ 86.6
Ratio of Expenses to Average Net
  Assets*.................................   2.15%     2.21%     2.25%      2.25%     2.25%
Ratio of Net Investment Loss to Average
  Net Assets*.............................   (.70%)   (1.06%)   (1.24%)    (1.13%)    (.61%)
Portfolio Turnover........................     40%       40%       48%        66%      101%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A       N/A     2.25%      2.34%     2.38%
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A       N/A    (1.24%)    (1.22%)    (.74%)

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              -----------------------------------------------
                                             2006      2005      2004      2003       2002
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $16.55    $15.83    $10.40    $ 13.95    $11.52
                                            ------    ------    ------    -------    ------
  Net Investment Loss.....................    (.11)(b)   (.16)(b)   (.17)(b)    (.13)   (.08)(b)
  Net Realized and Unrealized Gain/Loss...    3.38      1.46      5.60      (3.27)     2.52
                                            ------    ------    ------    -------    ------
Total from Investment Operations..........    3.27      1.30      5.43      (3.40)     2.44
Less Distributions from Net Realized
  Gain....................................    2.49       .58       -0-        .15       .01
                                            ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD........  $17.33    $16.55    $15.83    $ 10.40    $13.95
                                            ======    ======    ======    =======    ======

Total Return* (a).........................  21.23%(c)  8.30%(c) 52.21%    -24.44%    21.21%
Net Assets at End of the Period (In
  millions)...............................  $ 36.7    $ 38.0    $ 43.7    $  25.8    $ 29.3
Ratio of Expenses to Average Net
  Assets*.................................   2.12%(c)  2.16%(c)  2.25%      2.25%     2.25%
Ratio of Net Investment Loss to Average
  Net Assets*.............................   (.67%)(c) (1.01%)(c) (1.24%)  (1.13%)    (.61%)
Portfolio Turnover........................     40%       40%       48%        66%      101%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A       N/A     2.25%      2.34%     2.38%
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A       N/A    (1.24%)    (1.22%)    (.74%)

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             AUGUST 12, 2005
                                                             (COMMENCEMENT OF
CLASS I SHARES                                                OPERATIONS) TO
                                                              MARCH 31, 2006
                                                             ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $18.68
                                                                  ------
  Net Investment Loss.......................................        (.01)
  Net Realized and Unrealized Gain..........................        2.08
                                                                  ------
Total from Investment Operations............................        2.07
Less Distributions from Net Realized Gain...................        2.49
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $18.26
                                                                  ======

Total Return (a)............................................      12.42%*
Net Assets at End of the Period (In millions)...............      $  9.8
Ratio of Expenses to Average Net Assets.....................       1.13%
Ratio of Net Investment Loss to Average Net Assets..........       (.11%)
Portfolio Turnover..........................................         40%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $223,720,197
                                                              ============
Gross tax unrealized appreciation...........................  $ 98,791,748
Gross tax unrealized depreciation...........................    (5,846,650)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 92,945,098
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the fiscal years ended March 31, 2006 and 2005 were as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $       -0-    $       -0-
  Long-term capital gain....................................   42,795,309     13,038,350
                                                              -----------    -----------
                                                              $42,795,309    $13,038,350
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax basis differences relating to the sale of Real Estate Investment Trusts totaling $50,811 were reclassified from accumulated net investment loss to accumulated net realized gain. A permanent book and tax difference relating to a net operating loss totaling $895,295 was reclassified from accumulated net investment loss to accumulated net realized gain. A permanent book and tax basis difference relating to the Fund's investment in other regulated investment companies totaling $1,715 was reclassified from accumulated net investment loss to accumulated net realized gain. Additionally, a permanent book to tax difference relating to net realized foreign currency losses totaling $200 was reclassified from accumulated net realized gain to accumulated net investment loss.

    As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $ 1,557,680
Undistributed long-term capital gain........................   34,313,614

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody fee was reduced by $11,550 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .670%
Next $500 million...........................................     .645%
Over $1 billion.............................................     .620%

    The Advisor has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, 2.25% of class C average net assets and 1.25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $14,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $88,100, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations

    Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $959,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $41,811 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,373.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $19,300 and CDSC on redeemed shares of approximately $208,400. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005 transactions were as follows:

                                              FOR THE                        FOR THE
                                             YEAR ENDED                     YEAR ENDED
                                           MARCH 31, 2006                 MARCH 31, 2005
                                    ----------------------------    --------------------------
                                      SHARES           VALUE          SHARES         VALUE
Sales:
  Class A.........................    1,900,209    $  33,436,126     2,106,104    $ 34,519,429
  Class B.........................      481,014        8,072,638       963,314      15,336,823
  Class C.........................      119,682        2,011,418       147,193       2,341,304
  Class I.........................    3,234,156       60,385,248           -0-             -0-
                                    -----------    -------------    ----------    ------------
Total Sales.......................    5,735,061    $ 103,905,430     3,216,611    $ 52,197,556
                                    ===========    =============    ==========    ============
Dividend Reinvestment:
  Class A.........................    1,135,971    $  18,811,807       392,066    $  6,618,067
  Class B.........................    1,032,545       16,262,656       271,877       4,426,160
  Class C.........................      277,762        4,383,081        75,183       1,225,490
  Class I.........................       75,635        1,254,028           -0-             -0-
                                    -----------    -------------    ----------    ------------
Total Dividend Reinvestment.......    2,521,913    $  40,711,572       739,126    $ 12,269,717
                                    ===========    =============    ==========    ============
Repurchases:
  Class A.........................   (6,345,050)   $(115,296,516)   (3,293,268)   $(53,826,647)
  Class B.........................   (2,731,647)     (46,270,030)   (1,820,834)    (28,787,963)
  Class C.........................     (580,333)      (9,818,260)     (686,261)    (10,846,481)
  Class I.........................   (2,775,430)     (51,160,593)          -0-             -0-
                                    -----------    -------------    ----------    ------------
Total Repurchases.................  (12,432,460)   $(222,545,399)   (5,800,363)   $(93,461,091)
                                    ===========    =============    ==========    ============

4. REDEMPTION FEE

Effective September 26, 2005, the Fund began assessing a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2006, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" in the Statements of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $136,964,126 and $260,321,940, respectively. Included in the

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

aforementioned transactions are sales of $52,723,993 with other affiliated funds, which resulted in a net realized gain of $11,493,440.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,125,000 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Small Cap Value Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Value Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 11, 2006

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2006. During the period, the Fund designated and paid $42,795,309 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 1999  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  78, 178, 278
                                                                  SCV ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01238P-Y03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Growth Index and the S&P 500 Index from 6/30/2000 (first month-end after inception) through 3/31/2006. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                VAN KAMPEN SELECT GROWTH
                                                          FUND              RUSSELL 1000 GROWTH INDEX         S&P 500 INDEX
                                                ------------------------    -------------------------         -------------
6/00                                                      9421                        10000                       10000
                                                          9924                         9462                        9902
                                                          7759                         7442                        9127
3/01                                                      5470                         5887                        8045
                                                          5394                         6382                        8516
                                                          4264                         5143                        7266
                                                          4815                         5922                        8042
3/02                                                      4682                         5769                        8065
                                                          4065                         4692                        6984
                                                          3514                         3986                        5778
                                                          3476                         4271                        6266
3/03                                                      3457                         4225                        6068
                                                          3903                         4829                        7002
                                                          4055                         5018                        7187
                                                          4425                         5541                        8062
3/04                                                      4501                         5584                        8199
                                                          4634                         5692                        8340
                                                          4387                         5395                        8184
                                                          4862                         5890                        8939
3/05                                                      4615                         5649                        8747
                                                          4720                         5788                        8867
                                                          5033                         6020                        9186
                                                          5119                         6199                        9378
3/06                                                      5290                         6391                        9773

                               A SHARES                B SHARES                C SHARES
                            since 6/26/00           since 6/26/00           since 6/26/00
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception           -9.66%      -10.58%     -10.32%     -10.32%     -10.32%     -10.32%

5-year                    -0.67        -1.83       -1.40       -1.70       -1.40       -1.40

1-year                    14.61         7.95       13.86        8.86       13.86       12.86
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

A favorable market environment buoyed stock returns during the 12-month reporting period. Economic conditions remained supportive, as the U.S. economy progressed at a moderate clip. Despite the challenges of rising interest rates and high energy prices, consumers continued to spend, corporate earnings met or exceeded expectations, and the economic impact of the Gulf Coast hurricanes was less severe than initially anticipated. The Federal Open Market Committee (the "Fed") continued its policy of raising the federal funds rate, which kept inflation in check. Excess cash on company balance sheets fueled an uptick in merger-and-acquisition activity, stock buybacks, and dividend increases, which further increased enthusiasm for stock investing. However, in the early months of 2006, disappointing gross domestic product data, mixed consumer signals, and less positive earnings news put some downward pressure on the market (though it did recover in March). A flattening yield curve--a condition in which the difference between the yields on short-term bonds and long-term bonds narrows--also remained a concern for investors.

In this environment, the large-capitalization segment of the equity market continued to show a slight bias towards value stocks for the 12 months overall. However, we note that growth stocks did outpace value stocks in three of the past four calendar quarters. After several years of value-stock dominance, investors began to focus on growth stocks, primarily driven by two factors: a renewed interest in placing a premium on stocks with higher risk-higher reward potential and growth stocks' historically attractive relative valuations. In this environment, our style of growth investing continued to gain traction. We seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations.

PERFORMANCE ANALYSIS

The fund returned 14.61 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000(R) Growth Index and the S&P 500(R) Index, returned 13.14 percent and 11.73 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

------------------------------------------------------------------
                                       RUSSELL        S&P
                                       1000(R)       500(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX     INDEX

      14.61%    13.86%    13.86%       13.14%        11.73%
------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

The fund achieved gains relative to the Russell benchmark across many sectors. In information technology, semiconductor and computer hardware holdings contributed positively. In health care, our strong stock selection in biotechnology and pharmaceuticals offset the negative impact of the fund's sector overweight. An overweight in the energy sector enhanced relative results, as did an underweight in the struggling consumer staples sector. Our picks in financials served the fund well during the period, especially positions in investment banks and brokerages and securities exchanges.

In contrast, the fund lost ground relative to the Russell index primarily in two areas. The consumer discretionary sector was an area of weakness for the fund, as well as in the broad market, as rising interest rates are expected to dampen consumers' spending ability. Gaming and internet retail stocks were significant laggards within the fund's consumer discretionary position. An underweight and disappointing stock selection in the industrials sector also hampered returns. The sector was among the broad market's best performing groups during the period.

Throughout the period, we continued to reduce the number of holdings in the fund's portfolio--not for lack of ideas but based on increased conviction in the names that we believe have the most compelling prospects.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/06
Schlumberger, Ltd.                                                4.3%
UnitedHealth Group, Inc.                                          3.5
QUALCOMM, Inc.                                                    3.3
Broadcom Corp., Class A                                           3.0
Hewlett-Packard Co.                                               2.9
Celgene Corp.                                                     2.9
Teva Pharmaceutical Industries, Ltd.                              2.6
Coach, Inc.                                                       2.5
J.C. Penney Co., Inc.                                             2.5
Affiliated Managers Group, Inc.                                   2.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Communications Equipment                                          8.5%
Pharmaceuticals                                                   8.5
Oil & Gas Equipment & Services                                    6.7
Biotechnology                                                     6.3
Computer Hardware                                                 4.3
Wireless Telecommunication Services                               4.2
Semiconductors                                                    4.0
Aerospace & Defense                                               3.7
Investment Banking & Brokerage                                    3.7
Asset Management & Custody Banks                                  3.5
Managed Health Care                                               3.5
Internet Software & Services                                      3.2
Apparel, Accessories & Luxury Goods                               2.5
Department Stores                                                 2.5
Specialized Finance                                               2.4
Application Software                                              1.9
Household Products                                                1.8
Railroads                                                         1.8
Air Freight & Logistics                                           1.7
Home Improvement Retail                                           1.7
Fertilizers & Agricultural Chemicals                              1.6
Life & Health Insurance                                           1.6
Apparel Retail                                                    1.5
Diversified Metals & Mining                                       1.5
Construction & Engineering                                        1.4
IT Consulting & Other Services                                    1.4
Restaurants                                                       1.4
Systems Software                                                  1.4
Computer & Electronics Retail                                     1.3
Electrical Components & Equipment                                 1.1
Electronic Manufacturing Services                                 1.1
Computer Storage & Peripherals                                    1.0
Consumer Finance                                                  1.0
Health Care Services                                              1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
                                       (continued from previous page)
Human Resource & Employment Services                              1.0
Integrated Oil & Gas                                              1.0
Semiconductor Equipment                                           1.0
                                                                -----
Total Long-Term Investments                                      97.7%
Short-Term Investments                                            5.2
                                                                -----
Total Investments                                               102.9
Liabilities in Excess of Other Assets                           (2.9)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual....................................    $1,000.00        $1,050.94           $ 8.28
  Hypothetical..............................     1,000.00         1,016.83             8.15
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,049.12            12.11
  Hypothetical..............................     1,000.00         1,013.13            11.90
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,049.12            12.11
  Hypothetical..............................     1,000.00         1,013.13            11.90
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, 2.37%, and 2.37% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  97.7%
AEROSPACE & DEFENSE  3.7%
Precision Castparts Corp. ..................................    80,000    $  4,752,000
Raytheon Co. ...............................................    50,000       2,292,000
                                                                          ------------
                                                                             7,044,000
                                                                          ------------
AIR FREIGHT & LOGISTICS  1.7%
C.H. Robinson Worldwide, Inc. ..............................    65,000       3,190,850
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.5%
Coach, Inc. (a).............................................   140,000       4,841,200
                                                                          ------------

APPAREL RETAIL  1.5%
AnnTaylor Stores Corp. (a)..................................    80,000       2,943,200
                                                                          ------------

APPLICATION SOFTWARE  1.9%
SAP AG--ADR (Germany).......................................    65,000       3,530,800
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  3.5%
Affiliated Managers Group, Inc. (a).........................    45,000       4,797,450
Legg Mason, Inc. ...........................................    15,000       1,879,950
                                                                          ------------
                                                                             6,677,400
                                                                          ------------
BIOTECHNOLOGY  6.3%
Celgene Corp. (a)...........................................   125,000       5,527,500
Gilead Sciences, Inc. (a)...................................    65,000       4,044,300
Vertex Pharmaceuticals, Inc. (a)............................    65,000       2,378,350
                                                                          ------------
                                                                            11,950,150
                                                                          ------------
COMMUNICATIONS EQUIPMENT  8.5%
Comverse Technology, Inc. (a)...............................    85,000       2,000,050
Corning, Inc. (a)...........................................   130,000       3,498,300
Motorola, Inc. .............................................   185,000       4,238,350
QUALCOMM, Inc. .............................................   125,000       6,326,250
                                                                          ------------
                                                                            16,062,950
                                                                          ------------
COMPUTER & ELECTRONICS RETAIL  1.3%
Circuit City Stores, Inc. ..................................   100,000       2,448,000
                                                                          ------------

COMPUTER HARDWARE  4.3%
Apple Computer, Inc. (a)....................................    40,000       2,508,800
Hewlett-Packard Co. ........................................   170,000       5,593,000
                                                                          ------------
                                                                             8,101,800
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.0%
Network Appliance, Inc. (a).................................    55,000       1,981,650
                                                                          ------------

CONSTRUCTION & ENGINEERING  1.4%
Fluor Corp. ................................................    30,000       2,574,000
                                                                          ------------

CONSUMER FINANCE  1.0%
American Express Co. .......................................    35,000       1,839,250
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DEPARTMENT STORES  2.5%
J.C. Penney Co., Inc. ......................................    80,000    $  4,832,800
                                                                          ------------

DIVERSIFIED METALS & MINING  1.5%
Peabody Energy Corp. .......................................    55,000       2,772,550
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.1%
Emerson Electric Co. .......................................    25,000       2,090,750
                                                                          ------------

ELECTRONIC MANUFACTURING SERVICES  1.1%
Jabil Circuit, Inc. (a).....................................    50,000       2,143,000
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.6%
Monsanto Co. ...............................................    35,000       2,966,250
                                                                          ------------

HEALTH CARE SERVICES  1.0%
Omnicare, Inc. .............................................    35,000       1,924,650
                                                                          ------------

HOME IMPROVEMENT RETAIL  1.7%
Lowe's Cos., Inc. ..........................................    50,000       3,222,000
                                                                          ------------

HOUSEHOLD PRODUCTS  1.8%
Procter & Gamble Co. .......................................    60,000       3,457,200
                                                                          ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.0%
Monster Worldwide, Inc. (a).................................    40,000       1,994,400
                                                                          ------------

INTEGRATED OIL & GAS  1.0%
Marathon Oil Corp. .........................................    25,000       1,904,250
                                                                          ------------

INTERNET SOFTWARE & SERVICES  3.2%
Akamai Technologies, Inc. (a)...............................    90,000       2,960,100
Google, Inc., Class A (a)...................................     8,000       3,120,000
                                                                          ------------
                                                                             6,080,100
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  3.7%
Charles Schwab Corp. .......................................   140,000       2,409,400
Goldman Sachs Group, Inc. ..................................    30,000       4,708,800
                                                                          ------------
                                                                             7,118,200
                                                                          ------------
IT CONSULTING & OTHER SERVICES  1.4%
Accenture, Ltd., Class A (Bermuda)..........................    90,000       2,706,300
                                                                          ------------

LIFE & HEALTH INSURANCE  1.6%
Prudential Financial, Inc. .................................    40,000       3,032,400
                                                                          ------------

MANAGED HEALTH CARE  3.5%
UnitedHealth Group, Inc. ...................................   120,000       6,703,200
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES  6.7%
National-Oilwell Varco, Inc. (a)............................    71,800    $  4,603,816
Schlumberger, Ltd. (Netherlands Antilles)...................    65,000       8,227,050
                                                                          ------------
                                                                            12,830,866
                                                                          ------------
PHARMACEUTICALS  8.5%
Allergan, Inc. .............................................    35,000       3,797,500
Roche Holdings AG--ADR (Switzerland)........................    40,000       2,970,500
Shire PLC--ADR (United Kingdom).............................    95,000       4,416,550
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   120,000       4,941,600
                                                                          ------------
                                                                            16,126,150
                                                                          ------------
RAILROADS  1.8%
Burlington Northern Santa Fe Corp. .........................    40,000       3,333,200
                                                                          ------------

RESTAURANTS  1.4%
Darden Restaurants, Inc. ...................................    65,000       2,666,950
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  1.0%
Lam Research Corp. (a)......................................    45,000       1,935,000
                                                                          ------------

SEMICONDUCTORS  4.0%
Broadcom Corp., Class A (a).................................   132,500       5,718,700
Marvell Technology Group Ltd. (Bermuda) (a).................    35,000       1,893,500
                                                                          ------------
                                                                             7,612,200
                                                                          ------------
SPECIALIZED FINANCE  2.4%
Chicago Mercantile Exchange Holdings, Inc. .................    10,000       4,475,000
                                                                          ------------

SYSTEMS SOFTWARE  1.4%
Microsoft Corp. ............................................    95,000       2,584,950
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  4.2%
America Movil S.A. de C.V., Series L--ADR (Mexico)..........   105,000       3,597,300
American Tower Corp., Class A (a)...........................   145,000       4,396,400
                                                                          ------------
                                                                             7,993,700
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS 97.7%
(Cost $165,229,189)....................................................    185,691,316

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  5.2%
State Street Bank & Trust Co. ($9,799,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $9,802,854)
  (Cost $9,799,000)....................................................   $  9,799,000
                                                                          ------------

TOTAL INVESTMENTS  102.9%
  (Cost $175,028,189)..................................................    195,490,316
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.9%)..........................     (5,449,409)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $190,040,907
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $175,028,189).......................  $ 195,490,316
Cash........................................................            521
Receivables:
  Investments Sold..........................................      3,330,690
  Dividends.................................................        112,529
  Fund Shares Sold..........................................         30,788
  Interest..................................................          1,285
Other.......................................................         51,993
                                                              -------------
    Total Assets............................................    199,018,122
                                                              -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      7,533,488
  Fund Shares Repurchased...................................        670,970
  Distributor and Affiliates................................        349,055
  Investment Advisory Fee...................................        122,566
Accrued Expenses............................................        208,964
Trustees' Deferred Compensation and Retirement Plans........         92,172
                                                              -------------
    Total Liabilities.......................................      8,977,215
                                                              -------------
NET ASSETS..................................................  $ 190,040,907
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 876,982,858
Net Unrealized Appreciation.................................     20,462,127
Accumulated Net Investment Loss.............................        (81,137)
Accumulated Net Realized Loss...............................   (707,322,941)
                                                              -------------
NET ASSETS..................................................  $ 190,040,907
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $36,452,012 and 6,541,250 shares of
    beneficial interest issued and outstanding).............  $        5.57
    Maximum sales charge (5.75%* of offering price).........            .34
                                                              -------------
    Maximum offering price to public........................  $        5.91
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $127,726,723 and 23,932,948 shares of
    beneficial interest issued and outstanding).............  $        5.34
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,862,172 and 4,845,301 shares of
    beneficial interest issued and outstanding).............  $        5.34
                                                              =============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $17,340).....  $ 1,404,618
Interest....................................................      278,759
                                                              -----------
    Total Income............................................    1,683,377
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A B and C of $97,551, $1,432,837 and $284,348,
  respectively).............................................    1,814,736
Investment Advisory Fee.....................................    1,581,383
Shareholder Services........................................    1,138,130
Legal.......................................................       55,217
Trustees' Fees and Related Expenses.........................       24,025
Custody.....................................................       22,275
Other.......................................................      235,809
                                                              -----------
    Total Expenses..........................................    4,871,575
    Less Credits Earned on Cash Balances....................        3,202
                                                              -----------
    Net Expenses............................................    4,868,373
                                                              -----------
NET INVESTMENT LOSS.........................................  $(3,184,996)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $27,509,237
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,172,083
  End of the Period.........................................   20,462,127
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,290,044
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $30,799,281
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $27,614,285
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2006    MARCH 31, 2005
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................   $ (3,184,996)     $ (3,379,319)
Net Realized Gain.........................................     27,509,237        25,319,692
Net Unrealized Appreciation/Depreciation During the
  Period..................................................      3,290,044       (16,757,864)
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     27,614,285         5,182,509
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................      6,451,174         8,190,095
Cost of Shares Repurchased................................    (74,199,832)      (87,519,329)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (67,748,658)      (79,329,234)
                                                             ------------      ------------
TOTAL DECREASE IN NET ASSETS..............................    (40,134,373)      (74,146,725)
NET ASSETS:
Beginning of the Period...................................    230,175,280       304,322,005
                                                             ------------      ------------
End of the Period (Including accumulated net investment
  loss of $81,137 and $65,878, respectively)..............   $190,040,907      $230,175,280
                                                             ============      ============

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED MARCH 31,
CLASS A SHARES                        -------------------------------------------------------
                                       2006       2005        2004        2003         2002
                                      -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $ 4.86      $4.74      $ 3.64      $  4.93      $  5.76
                                      ------      -----      ------      -------      -------
  Net Investment Loss...............    (.05)(b)   (.03)(b)    (.05)(b)     (.04)(b)     (.04)
  Net Realized and Unrealized
    Gain/Loss.......................     .76        .15        1.15        (1.25)        (.79)
                                      ------      -----      ------      -------      -------
Total from Investment Operations....     .71        .12        1.10        (1.29)        (.83)
                                      ------      -----      ------      -------      -------
NET ASSET VALUE, END OF THE
  PERIOD............................  $ 5.57      $4.86      $ 4.74      $  3.64      $  4.93
                                      ======      =====      ======      =======      =======

Total Return (a)....................  14.61%      2.53%      30.22%      -26.17%      -14.41%
Net Assets at End of the Period (In
  millions).........................  $ 36.5      $41.6      $ 54.5      $  50.9      $  97.2
Ratio of Expenses to Average Net
  Assets............................   1.69%      1.69%       1.66%        1.66%        1.48%
Ratio of Net Investment Loss to
  Average Net Assets................   (.89%)     (.64%)     (1.15%)      (1.06%)       (.87%)
Portfolio Turnover..................    154%       192%        249%         302%         346%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                         --------------------------------------------------------
                                        2006        2005        2004        2003         2002
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $ 4.69      $ 4.60      $ 3.57      $  4.86      $  5.73
                                       ------      ------      ------      -------      -------
  Net Investment Loss................    (.08)(b)    (.06)(b)    (.08)(b)     (.07)(b)     (.10)
  Net Realized and Unrealized
    Gain/Loss........................     .73         .15        1.11        (1.22)        (.77)
                                       ------      ------      ------      -------      -------
Total from Investment Operations.....     .65         .09        1.03        (1.29)        (.87)
                                       ------      ------      ------      -------      -------
NET ASSET VALUE, END OF THE PERIOD...  $ 5.34      $ 4.69      $ 4.60      $  3.57      $  4.86
                                       ======      ======      ======      =======      =======

TOTAL RETURN (a).....................  13.86%       1.96%      28.85%      -26.54%      -15.18%
Net Assets at End of the Period (In
  millions)..........................  $127.7      $157.5      $207.4      $ 191.6      $ 339.7
Ratio of Expenses to Average Net
  Assets.............................   2.45%       2.45%       2.41%        2.42%        2.23%
Ratio of Net Investment Loss to
  Average Net Assets.................  (1.65%)     (1.40%)     (1.90%)      (1.82%)      (1.62%)
Portfolio Turnover...................    154%        192%        249%         302%         346%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                         --------------------------------------------------------
                                        2006        2005        2004        2003         2002
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $ 4.69      $ 4.60      $ 3.57      $  4.86      $  5.73
                                       ------      ------      ------      -------      -------
  Net Investment Loss................    (.08)(b)    (.06)(b)    (.08)(b)     (.07)(b)     (.10)
  Net Realized and Unrealized
    Gain/Loss........................     .73         .15        1.11        (1.22)        (.77)
                                       ------      ------      ------      -------      -------
Total from Investment Operations.....     .65         .09        1.03        (1.29)        (.87)
                                       ------      ------      ------      -------      -------
NET ASSET VALUE, END OF THE PERIOD...  $ 5.34      $ 4.69      $ 4.60      $  3.57      $  4.86
                                       ======      ======      ======      =======      =======

Total Return (a).....................  13.86%       1.96%      28.85%      -26.54%      -15.18%
Net Assets at End of the Period (In
  millions)..........................  $ 25.9      $ 31.1      $ 42.5      $  42.6      $  78.5
Ratio of Expenses to Average Net
  Assets.............................   2.45%       2.45%       2.41%        2.42%        2.23%
Ratio of Net Investment Loss to
  Average Net Assets.................  (1.65%)     (1.40%)     (1.91%)      (1.82%)      (1.62%)
Portfolio Turnover...................    154%        192%        249%         302%         346%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2006, there were no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current year, the Fund utilized capital losses carried forward of $26,942,950. At March 31, 2006, the Fund had an accumulated capital loss carry forward for tax purposes of $707,240,392, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$ 21,020,875................................................  March 31, 2009
 594,312,436................................................  March 31, 2010
  91,907,081................................................  March 31, 2011

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $175,110,738
                                                              ============
Gross tax unrealized appreciation...........................  $ 22,118,239
Gross tax unrealized depreciation...........................    (1,738,661)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 20,379,578
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    There were no distributions paid during the years ended March 31, 2006 and 2005.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax basis difference related to a net operating loss totaling $3,171,536 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax basis difference related to the Fund's investment in other regulated investment companies totaling $1,799 was reclassified from accumulated net investment loss to accumulated net realized loss.

    As of March 31, 2006, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody fee was reduced by $3,202 as a result of credits earned on cash balances.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $10,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $69,400, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $1,026,600 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $43,045 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation /depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $198,478.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $8,000 and CDSC on redeemed shares of approximately $231,400. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005 transactions were as follows:

                                              FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          MARCH 31, 2006                 MARCH 31, 2005
                                    ---------------------------    ---------------------------
                                      SHARES          VALUE          SHARES          VALUE
Sales:
  Class A.........................      765,154    $  4,019,347        845,881    $  3,880,950
  Class B.........................      369,189       1,835,975        844,614       3,779,917
  Class C.........................      117,111         595,852        115,477         529,228
                                    -----------    ------------    -----------    ------------
Total Sales.......................    1,251,454    $  6,451,174      1,805,972    $  8,190,095
                                    ===========    ============    ===========    ============
Repurchases:
  Class A.........................   (2,780,078)   $(14,516,781)    (3,799,252)   $(18,057,722)
  Class B.........................  (10,018,173)    (50,185,375)   (12,295,682)    (56,940,982)
  Class C.........................   (1,903,672)     (9,497,676)    (2,705,733)    (12,520,625)
                                    -----------    ------------    -----------    ------------
Total Repurchases.................  (14,701,923)   $(74,199,832)   (18,800,667)   $(87,519,329)
                                    ===========    ============    ===========    ============

4. REDEMPTION FEE

Effective September 26, 2005, the Fund began assessing a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2006, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $313,098,103 and $379,056,346 respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $24,168,700 and $588,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Select Growth Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Select Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Select Growth Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Chicago, Illinois
                                                                    May 11, 2006

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                   145,345,545
                                                                   SG ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01236P-Y03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell Midcap Growth Index from 5/31/96 (first month-end after inception) through 3/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN AGGRESSIVE GROWTH
                                                                            FUND                   RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
5/96                                                                        9421                              10000
                                                                            9092                               9698
                                                                            9980                              10028
                                                                           10000                              10318
3/97                                                                        8084                               9941
                                                                            9910                              11404
                                                                           12675                              13000
                                                                           11367                              12642
3/98                                                                       13054                              14152
                                                                           13653                              14143
                                                                           11597                              11783
                                                                           15391                              14902
3/99                                                                       18257                              15411
                                                                           20728                              17017
                                                                           22634                              16165
                                                                           35491                              22546
3/00                                                                       42660                              27308
                                                                           37052                              25285
                                                                           40505                              25922
                                                                           30483                              19895
3/01                                                                       21625                              14905
                                                                           21583                              17317
                                                                           16126                              12503
                                                                           18380                              15886
3/02                                                                       17365                              15605
                                                                           14965                              12755
                                                                           12551                              10564
                                                                           12153                              11532
3/03                                                                       12167                              11529
                                                                           14485                              13692
                                                                           15198                              14673
                                                                           16912                              16457
3/04                                                                       17900                              17252
                                                                           18366                              17433
                                                                           17475                              16678
                                                                           19464                              19003
3/05                                                                       19025                              18686
                                                                           19628                              19327
                                                                           21055                              20592
                                                                           21590                              21301
3/06                                                                       23620                              22922

                            A SHARES             B SHARES             C SHARES            I SHARES
                         since 5/29/96        since 5/29/96         since 5/29/96      since 10/16/00
-----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                 W/MAX
                                   5.75%                5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE       CHARGES

Since Inception          9.80%      9.14%     9.29%      9.29%     8.99%      8.99%        -8.25%

5-year                   1.78       0.58      1.01       0.72      1.00       1.00          2.04

1-year                  24.15      16.98     23.26      18.26     23.19      22.19         24.47
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversion of Class B shares into Class A shares 8 years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

A favorable market environment buoyed stock returns during the 12-month reporting period. Economic conditions remained supportive, as the U.S. economy progressed at a moderate clip. Despite the challenges of rising interest rates and high energy prices, consumers continued to spend, corporate earnings met or exceeded expectations, and the economic impact of the Gulf Coast hurricanes was less severe than initially anticipated. The Federal Open Market Committee (the "Fed") continued its policy of raising the federal funds rate, which kept inflation in check. Excess cash on company balance sheets fueled an uptick in merger-and-acquisition activity, stock buybacks, and dividend increases, which further increased enthusiasm for stock investing. However, in the early months of 2006, disappointing gross domestic product data, mixed consumer signals, and less positive earnings news put some downward pressure on the market (though it did recover in March). A flattening yield curve--a condition in which the difference between the yields on short-term bonds and long-term bonds narrows--also remained a concern for investors.

Mid-capitalization stocks (in which the fund invests) outperformed large-cap stocks, but slightly underperformed small-cap stocks. Within the mid-cap market, growth stocks outperformed value stocks during the period. After several years of value-stock dominance, investors began to focus on growth stocks, primarily driven by two factors: a renewed interest in placing a premium on stocks with higher risk-higher reward potential and growth stocks' historically attractive relative valuations. In this environment, our style of growth investing continued to gain traction. We seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations.

PERFORMANCE ANALYSIS

The fund returned 24.15 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap(R) Growth Index, returned 22.68 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

-------------------------------------------------------------------
                                                  RUSSELL
                                                 MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

      24.15%    23.26%    23.19%    24.47%        22.68%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Health care stocks added most significantly to the fund's return relative to the Russell benchmark. In particular, our selections in biotechnology and pharmaceuticals were standouts. In the energy sector, strong performance from holdings in the exploration and production and the refining industries offset the negative impact of the fund's sector underweight. Our picks in financials served the fund well during the period, especially positions in investment banks and brokerages and securities exchanges.

In contrast, the fund lost ground relative to the Russell index primarily in two areas. Within the information technology sector, disappointing results from the fund's semiconductor holdings hampered relative gains. The consumer discretionary sector was another area of weakness for the fund, as well as in the broad market, as rising interest rates are expected to dampen consumers' spending ability. Casinos and gaming and hotels and resorts were significant laggards within the fund's consumer discretionary position.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/06
Shire Pharmaceuticals Group Plc--ADR                              1.9%
Legg Mason, Inc.                                                  1.7
Omnicare, Inc.                                                    1.7
Ultra Petroleum Corp.                                             1.7
Chicago Mercantile Exchange Holdings, Inc.                        1.5
NII Holdings, Inc.                                                1.4
Apple Computer, Inc.                                              1.3
eBay, Inc.                                                        1.3
Hologic, Inc.                                                     1.3
New River Pharmaceuticals, Inc.                                   1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Pharmaceuticals                                                   6.2%
Apparel Retail                                                    4.6
Biotechnology                                                     4.4
Semiconductors                                                    4.3
Internet Software & Services                                      3.8
Asset Management & Custody Banks                                  3.7
Communications Equipment                                          3.2
Health Care Equipment                                             3.2
Investment Banking & Brokerage                                    2.9
Health Care Services                                              2.7
Construction & Farm Machinery & Heavy Trucks                      2.7
Apparel, Accessories & Luxury Goods                               2.7
Casinos & Gaming                                                  2.6
Wireless Telecommunication Services                               2.4
Specialized Finance                                               2.3
Oil & Gas Exploration & Production                                2.2
Hotels, Resorts & Cruise Lines                                    2.2
Electronic Manufacturing Services                                 2.1
Diversified Metals & Mining                                       2.0
Aerospace & Defense                                               1.9
Electrical Components & Equipment                                 1.8
Data Processing & Outsourced Services                             1.8
Restaurants                                                       1.7
Specialty Stores                                                  1.7
Oil & Gas Equipment & Services                                    1.6
Trading Companies & Distributors                                  1.6
Health Care Facilities                                            1.4
Computer Storage & Peripherals                                    1.4
IT Consulting & Other Services                                    1.4
Managed Health Care                                               1.3
Computer Hardware                                                 1.3
Air Freight & Logistics                                           1.2
Systems Software                                                  1.1
Railroads                                                         1.1
Real Estate Management & Development                              1.1
Steel                                                             1.1
Oil & Gas Drilling                                                1.1
Human Resource & Employment Services                              1.0
Oil & Gas Refining & Marketing                                    1.0
Application Software                                              1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
                                       (continued from previous page)
Gas Utilities                                                     1.0
Integrated Telecommunication Services                             0.9
Department Stores                                                 0.9
Industrial Conglomerates                                          0.9
Soft Drinks                                                       0.9
Multi-line Insurance                                              0.8
Computer & Electronics Retail                                     0.8
Internet Retail                                                   0.8
Publishing                                                        0.8
Construction Materials                                            0.7
Diversified Commercial & Professional Services                    0.7
Catalog Retail                                                    0.7
Building Products                                                 0.6
Construction & Engineering                                        0.6
                                                                -----
Total Long-Term Investments                                      99.9%
Short-Term Investments                                            0.4
                                                                -----
Total Investments                                               100.3%
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual.....................................    $1,000.00        $1,121.82          $ 7.04
  Hypothetical...............................     1,000.00         1,018.33            6.69
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,117.48           10.98
  Hypothetical...............................     1,000.00         1,014.53           10.45
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,117.15           10.98
  Hypothetical...............................     1,000.00         1,014.53           10.45
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,123.63            5.67
  Hypothetical...............................     1,000.00         1,019.53            5.39
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, 2.08%, 2.08% and 1.07% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.9%
AEROSPACE & DEFENSE  1.9%
Ceradyne, Inc. (a)..........................................   200,000    $    9,980,000
Precision Castparts Corp. ..................................   300,000        17,820,000
                                                                          --------------
                                                                              27,800,000
                                                                          --------------
AIR FREIGHT & LOGISTICS  1.2%
C.H. Robinson Worldwide, Inc. ..............................   350,000        17,181,500
                                                                          --------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.7%
Carter's, Inc. (a)..........................................   150,000        10,123,500
Coach, Inc. (a).............................................   500,000        17,290,000
Polo Ralph Lauren Corp. ....................................   200,000        12,122,000
                                                                          --------------
                                                                              39,535,500
                                                                          --------------
APPAREL RETAIL  4.6%
Abercrombie & Fitch Co., Class A............................   250,000        14,575,000
AnnTaylor Stores Corp. (a)..................................   400,000        14,716,000
Chico's FAS, Inc. (a).......................................   300,000        12,192,000
Dress Barn, Inc. (a)........................................   150,000         7,192,500
Guess?, Inc. (a)............................................   300,000        11,733,000
Men's Wearhouse, Inc. ......................................   200,000         7,188,000
                                                                          --------------
                                                                              67,596,500
                                                                          --------------
APPLICATION SOFTWARE  1.0%
Salesforce.com, Inc. (a)....................................   400,000        14,532,000
                                                                          --------------

ASSET MANAGEMENT & CUSTODY BANKS  3.7%
Affiliated Managers Group, Inc. (a).........................   150,000        15,991,500
Janus Capital Group, Inc. ..................................   600,000        13,902,000
Legg Mason, Inc. ...........................................   200,000        25,066,000
                                                                          --------------
                                                                              54,959,500
                                                                          --------------
BIOTECHNOLOGY  4.4%
Celgene Corp. (a)...........................................   400,000        17,688,000
Neurocrine Biosciences, Inc. (a)............................   200,000        12,908,000
United Therapeutics Corp. (a)...............................   300,000        19,884,000
Vertex Pharmaceuticals, Inc. (a)............................   400,000        14,636,000
                                                                          --------------
                                                                              65,116,000
                                                                          --------------
BUILDING PRODUCTS  0.6%
USG Corp. (a)...............................................   100,000         9,496,000
                                                                          --------------

CASINOS & GAMING  2.6%
International Game Technology...............................   400,000        14,088,000
Penn National Gaming, Inc. (a)..............................   300,000        12,654,000
Station Casinos, Inc. ......................................   150,000        11,905,500
                                                                          --------------
                                                                              38,647,500
                                                                          --------------
CATALOG RETAIL  0.7%
Coldwater Creek, Inc. (a)...................................   350,000         9,730,000
                                                                          --------------

See Notes to Financial Statements                                              9

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  3.2%
Comverse Technology, Inc. (a)...............................   300,000    $    7,059,000
F5 Networks, Inc. (a).......................................   150,000        10,873,500
Harris Corp. ...............................................   300,000        14,187,000
QUALCOMM, Inc. .............................................   300,000        15,183,000
                                                                          --------------
                                                                              47,302,500
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.8%
Circuit City Stores, Inc. ..................................   500,000        12,240,000
                                                                          --------------

COMPUTER HARDWARE  1.3%
Apple Computer, Inc. (a)....................................   300,000        18,816,000
                                                                          --------------

COMPUTER STORAGE & PERIPHERALS  1.4%
Komag, Inc. (a).............................................   200,000         9,520,000
QLogic Corp. (a)............................................   600,000        11,610,000
                                                                          --------------
                                                                              21,130,000
                                                                          --------------
CONSTRUCTION & ENGINEERING  0.6%
Shaw Group, Inc. (a)........................................   300,000         9,120,000
                                                                          --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.7%
JLG Industries, Inc. .......................................   400,000        12,316,000
Joy Global, Inc. ...........................................   250,000        14,942,500
Oshkosh Truck Corp. ........................................   200,000        12,448,000
                                                                          --------------
                                                                              39,706,500
                                                                          --------------
CONSTRUCTION MATERIALS  0.7%
Martin Marietta Materials, Inc. ............................   100,000        10,703,000
                                                                          --------------

DATA PROCESSING & OUTSOURCED SERVICES  1.8%
Global Payments, Inc. ......................................   300,000        15,903,000
Paychex, Inc. ..............................................   250,000        10,415,000
                                                                          --------------
                                                                              26,318,000
                                                                          --------------
DEPARTMENT STORES  0.9%
Nordstrom, Inc. ............................................   350,000        13,713,000
                                                                          --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.7%
Corporate Executive Board Co. ..............................   100,000        10,090,000
                                                                          --------------

DIVERSIFIED METALS & MINING  2.0%
Freeport-McMoRan Copper & Gold, Inc. .......................   250,000        14,942,500
Peabody Energy Corp. .......................................   300,000        15,123,000
                                                                          --------------
                                                                              30,065,500
                                                                          --------------
ELECTRICAL COMPONENTS & EQUIPMENT  1.8%
Emerson Electric Co. .......................................   150,000        12,544,500
Rockwell Automation, Inc. ..................................   200,000        14,382,000
                                                                          --------------
                                                                              26,926,500
                                                                          --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES  2.1%
Jabil Circuit, Inc. (a).....................................   300,000    $   12,858,000
Molex, Inc. ................................................   300,000         9,960,000
Multi-Fineline Electronix, Inc. (a).........................   150,000         8,773,500
                                                                          --------------
                                                                              31,591,500
                                                                          --------------
GAS UTILITIES  1.0%
Questar Corp. ..............................................   200,000        14,010,000
                                                                          --------------

HEALTH CARE EQUIPMENT  3.2%
Hologic, Inc. (a)...........................................   350,000        19,372,500
Mentor Corp. ...............................................   375,000        16,991,250
Ventana Medical Systems, Inc. (a)...........................   250,000        10,442,500
                                                                          --------------
                                                                              46,806,250
                                                                          --------------
HEALTH CARE FACILITIES  1.4%
Brookdale Senior Living, Inc. ..............................   225,000         8,493,750
Community Health Systems, Inc. (a)..........................   350,000        12,652,500
                                                                          --------------
                                                                              21,146,250
                                                                          --------------
HEALTH CARE SERVICES  2.7%
DaVita, Inc. (a)............................................   250,000        15,052,500
Omnicare, Inc. .............................................   450,000        24,745,500
                                                                          --------------
                                                                              39,798,000
                                                                          --------------
HOTELS, RESORTS & CRUISE LINES  2.2%
Gaylord Entertainment Co. (a)...............................   200,000         9,076,000
Marriott International, Inc., Class A.......................   200,000        13,720,000
Orient Express Hotels Ltd., Class A (Bermuda)...............   250,000         9,807,500
                                                                          --------------
                                                                              32,603,500
                                                                          --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  1.0%
Monster Worldwide, Inc. (a).................................   300,000        14,958,000
                                                                          --------------

INDUSTRIAL CONGLOMERATES  0.9%
Walter Industries, Inc. ....................................   200,000        13,324,000
                                                                          --------------

INTEGRATED TELECOMMUNICATION SERVICES  0.9%
NeuStar, Inc., Class A (a)..................................   450,000        13,950,000
                                                                          --------------

INTERNET RETAIL  0.8%
Nutri/System, Inc. (a)......................................   250,000        11,880,000
                                                                          --------------

INTERNET SOFTWARE & SERVICES  3.8%
Akamai Technologies, Inc. (a)...............................   500,000        16,445,000
aQuantive, Inc. (a).........................................   500,000        11,770,000
eBay, Inc. (a)..............................................   500,000        19,530,000
ValueClick, Inc. (a)........................................   500,000         8,460,000
                                                                          --------------
                                                                              56,205,000
                                                                          --------------

See Notes to Financial Statements                                             11

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  2.9%
Bear Stearns Co., Inc. .....................................   100,000    $   13,870,000
Charles Schwab Corp. .......................................   800,000        13,768,000
Investment Technology Group, Inc. (a).......................   300,000        14,940,000
                                                                          --------------
                                                                              42,578,000
                                                                          --------------
IT CONSULTING & OTHER SERVICES  1.4%
Cognizant Technology Solutions Corp., Class A (a)...........   200,000        11,898,000
Satyam Computer Services Ltd.--ADR (India)..................   200,000         8,752,000
                                                                          --------------
                                                                              20,650,000
                                                                          --------------
MANAGED HEALTH CARE  1.3%
Sierra Health Services, Inc. (a)............................   225,000         9,157,500
WellPoint, Inc. (a).........................................   125,000         9,678,750
                                                                          --------------
                                                                              18,836,250
                                                                          --------------
MULTI-LINE INSURANCE  0.8%
Assurant, Inc. .............................................   250,000        12,312,500
                                                                          --------------

OIL & GAS DRILLING  1.1%
Pride International, Inc. (a)...............................   500,000        15,590,000
                                                                          --------------

OIL & GAS EQUIPMENT & SERVICES  1.6%
Grant Prideco, Inc. (a).....................................   300,000        12,852,000
Helix Energy Solutions Group, Inc. (a)......................   300,000        11,370,000
                                                                          --------------
                                                                              24,222,000
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  2.2%
St. Mary Land & Exploration Co. ............................   200,000         8,166,000
Ultra Petroleum Corp. (a)...................................   400,000        24,924,000
                                                                          --------------
                                                                              33,090,000
                                                                          --------------
OIL & GAS REFINING & MARKETING  1.0%
Frontier Oil Corp. .........................................   250,000        14,837,500
                                                                          --------------

PHARMACEUTICALS  6.2%
Forest Laboratories, Inc. (a)...............................   350,000        15,620,500
Medicis Pharmaceutical Corp., Class A.......................   500,000        16,300,000
New River Pharmaceuticals, Inc. (a).........................   600,000        19,926,000
Roche Holdings AG--ADR (Switzerland)........................   150,000        11,139,375
Shire Pharmaceuticals Group Plc--ADR (United Kingdom).......   600,000        27,894,000
                                                                          --------------
                                                                              90,879,875
                                                                          --------------
PUBLISHING  0.8%
Getty Images, Inc. (a)......................................   150,000        11,232,000
                                                                          --------------

RAILROADS  1.1%
Burlington Northern Santa Fe Corp. .........................   200,000        16,666,000
                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  1.1%
CB Richard Ellis Group, Inc., Class A (a)...................   200,000        16,140,000
                                                                          --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
RESTAURANTS  1.7%
Darden Restaurants, Inc. ...................................   200,000    $    8,206,000
Panera Bread Co., Class A (a)...............................   100,000         7,518,000
Ruby Tuesday, Inc. .........................................   300,000         9,624,000
                                                                          --------------
                                                                              25,348,000
                                                                          --------------
SEMICONDUCTORS  4.3%
Atheros Communications (a)..................................   300,000         7,857,000
Broadcom Corp., Class A (a).................................   400,000        17,264,000
Intersil Corp. .............................................   400,000        11,568,000
Marvell Technology Group Ltd. (Bermuda) (a).................   300,000        16,230,000
SiRF Technology Holdings, Inc. (a)..........................   300,000        10,623,000
                                                                          --------------
                                                                              63,542,000
                                                                          --------------
SOFT DRINKS  0.9%
Hansen Natural Corp. (a)....................................   100,000        12,605,000
                                                                          --------------

SPECIALIZED FINANCE  2.3%
Chicago Mercantile Exchange Holdings, Inc. .................    50,000        22,375,000
Nasdaq Stock Market, Inc. (a)...............................   300,000        12,012,000
                                                                          --------------
                                                                              34,387,000
                                                                          --------------
SPECIALTY STORES  1.7%
Office Depot, Inc. (a)......................................   300,000        11,172,000
Tractor Supply Co. (a)......................................   200,000        13,268,000
                                                                          --------------
                                                                              24,440,000
                                                                          --------------
STEEL  1.1%
Nucor Corp. ................................................   150,000        15,718,500
                                                                          --------------

SYSTEMS SOFTWARE  1.1%
Red Hat, Inc. (a)...........................................   600,000        16,788,000
                                                                          --------------

TRADING COMPANIES & DISTRIBUTORS  1.6%
GATX Corp. .................................................   250,000        10,322,500
WESCO International, Inc. (a)...............................   200,000        13,602,000
                                                                          --------------
                                                                              23,924,500
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES  2.4%
Crown Castle International Corp. (a)........................   500,000        14,175,000
NII Holdings, Inc. (a)......................................   350,000        20,639,500
                                                                          --------------
                                                                              34,814,500
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  99.9%
(Cost $1,128,750,632)..................................................    1,475,599,625

REPURCHASE AGREEMENT  0.4%
State Street Bank & Trust Co. ($5,782,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $5,784,274) (Cost
  $5,782,000)..........................................................        5,782,000
                                                                          --------------

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS  100.3%
(Cost $1,134,532,632)..................................................   $1,481,381,625
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................       (4,530,935)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,476,850,690
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $1,134,532,632).....................  $1,481,381,625
Cash........................................................             661
Receivables:
  Investments Sold..........................................      18,911,995
  Fund Shares Sold..........................................       1,269,998
  Dividends.................................................         713,327
  Interest..................................................             758
Other.......................................................         163,173
                                                              --------------
    Total Assets............................................   1,502,441,537
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      19,629,102
  Fund Shares Repurchased...................................       2,856,578
  Distributor and Affiliates................................       1,454,740
  Investment Advisory Fee...................................         868,507
Accrued Expenses............................................         570,505
Trustees' Deferred Compensation and Retirement Plans........         211,415
                                                              --------------
    Total Liabilities.......................................      25,590,847
                                                              --------------
NET ASSETS..................................................  $1,476,850,690
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,919,861,495
Net Unrealized Appreciation.................................     346,848,993
Accumulated Net Investment Loss.............................        (192,887)
Accumulated Net Realized Loss...............................    (789,666,911)
                                                              --------------
NET ASSETS..................................................  $1,476,850,690
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $589,825,474 and 34,252,691 shares of
    beneficial interest issued and outstanding).............  $        17.22
    Maximum sales charge (5.75%* of offering price).........            1.05
                                                              --------------
    Maximum offering price to public........................  $        18.27
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $427,378,756 and 27,072,293 shares of
    beneficial interest issued and outstanding).............  $        15.79
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $70,236,777 and 4,437,360 shares of
    beneficial interest issued and outstanding).............  $        15.83
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $389,409,683 and 22,318,452 shares of
    beneficial interest issued and outstanding).............  $        17.45
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued
Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $21,580).....  $  7,053,561
Interest....................................................       997,119
                                                              ------------
    Total Income............................................     8,050,680
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    10,110,687
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,713,443, $4,224,931 and $695,567,
  respectively).............................................     6,633,941
Shareholder Services........................................     4,945,981
Legal.......................................................       127,849
Custody.....................................................       116,397
Trustees' Fees and Related Expenses.........................        34,817
Other.......................................................       779,196
                                                              ------------
    Total Expenses..........................................    22,748,868
    Less Credits Earned on Cash Balances....................        52,258
                                                              ------------
    Net Expenses............................................    22,696,610
                                                              ------------
NET INVESTMENT LOSS.........................................  $(14,645,930)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $206,668,107
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   229,301,874
  End of the Period.........................................   346,848,993
                                                              ------------
Net Unrealized Appreciation During the Period...............   117,547,119
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $324,215,226
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $309,569,296
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued
Statements of Changes in Net Assets

                                                               FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                            MARCH 31, 2006   MARCH 31, 2005
                                                            -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (14,645,930)  $  (15,450,370)
Net Realized Gain.........................................     206,668,107      162,879,869
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     117,547,119      (63,124,742)
                                                            --------------   --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     309,569,296       84,304,757
                                                            --------------   --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     527,863,013      276,798,344
Cost of Shares Repurchased................................    (805,563,114)    (521,808,163)
                                                            --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (277,700,101)    (245,009,819)
                                                            --------------   --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.....................      31,869,195     (160,705,062)
NET ASSETS:
Beginning of the Period...................................   1,444,981,495    1,605,686,557
                                                            --------------   --------------
End of the Period (Including accumulated net investment
  loss of $192,887 and $174,743, respectively)............  $1,476,850,690   $1,444,981,495
                                                            ==============   ==============

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $13.87    $13.05    $ 8.87    $ 12.66    $ 15.77
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.12)     (.10)     (.12)      (.12)      (.14)
  Net Realized and Unrealized
    Gain/Loss............................    3.47       .92      4.30      (3.67)     (2.97)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    3.35       .82      4.18      (3.79)     (3.11)
Less Distributions from Net Realized
  Gain...................................     -0-       -0-       -0-        -0-        -0-*
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $17.22    $13.87    $13.05    $  8.87    $ 12.66
                                           ======    ======    ======    =======    =======

Total Return (b).........................  24.15%     6.28%    47.13%    -29.94%    -19.70%
Net Assets at End of the Period (In
  millions)..............................  $589.8    $873.4    $953.4    $ 630.6    $ 783.4
Ratio of Expenses to Average Net
  Assets.................................   1.37%     1.39%     1.47%      1.62%      1.43%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (.82%)    (.77%)   (1.04%)    (1.26%)     (.98%)
Portfolio Turnover.......................    129%      140%      201%       217%       320%

*   Amount is less than $.01.

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $12.81    $12.15    $ 8.32    $ 11.97    $ 15.02
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.22)     (.19)     (.19)      (.19)      (.23)
  Net Realized and Unrealized
    Gain/Loss............................    3.20       .85      4.02      (3.46)     (2.82)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    2.98       .66      3.83      (3.65)     (3.05)
Less Distributions from Net Realized
  Gain...................................     -0-       -0-       -0-        -0-        -0-*
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $15.79    $12.81    $12.15    $  8.32    $ 11.97
                                           ======    ======    ======    =======    =======

Total Return (b).........................  23.26%     5.43%    46.03%    -30.49%    -20.28%
Net Assets at End of the Period (In
  millions)..............................  $427.4    $426.0    $488.0    $ 341.5    $ 541.5
Ratio of Expenses to Average Net
  Assets.................................   2.12%     2.14%     2.23%      2.37%      2.19%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (1.56%)   (1.53%)   (1.80%)    (2.00%)    (1.74%)
Portfolio Turnover.......................    129%      140%      201%       217%       320%

*   Amount is less than $.01.

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $12.85    $12.18    $ 8.35    $ 12.00    $ 15.07
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.22)     (.19)     (.19)      (.19)      (.23)
  Net Realized and Unrealized
    Gain/Loss............................    3.20       .86      4.02      (3.46)     (2.84)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    2.98       .67      3.83      (3.65)     (3.07)
Less Distributions from Net Realized
  Gain...................................     -0-       -0-       -0-        -0-        -0-*
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $15.83    $12.85    $12.18    $  8.35    $ 12.00
                                           ======    ======    ======    =======    =======

Total Return (b).........................  23.19%     5.50%    45.87%    -30.42%    -20.35%
Net Assets at End of the Period (In
  millions)..............................  $ 70.2    $ 71.9    $ 88.4    $  68.8    $ 125.0
Ratio of Expenses to Average Net
  Assets.................................   2.13%     2.15%     2.24%      2.37%      2.19%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (1.57%)   (1.54%)   (1.81%)    (2.01%)    (1.74%)
Portfolio Turnover.......................    129%      140%      201%       217%       320%

*   Amount is less than $.01.

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS I SHARES                             ------------------------------------------------
                                            2006      2005      2004      2003       2002
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $14.02    $13.16    $ 8.92    $ 12.70    $ 15.78
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.08)     (.07)     (.09)      (.10)      (.10)
  Net Realized and Unrealized
    Gain/Loss............................    3.51       .93      4.33      (3.68)     (2.98)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    3.43       .86      4.24      (3.78)     (3.08)
Less Distributions from Net Realized
  Gain...................................     -0-       -0-       -0-        -0-        -0-*
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $17.45    $14.02    $13.16    $  8.92    $ 12.70
                                           ======    ======    ======    =======    =======

Total Return (b).........................  24.47%     6.53%    47.53%    -29.76%    -19.50%
Net Assets at End of the Period (In
  millions)..............................  $389.4    $ 73.7    $ 75.8    $  49.6    $  74.4
Ratio of Expenses to Average Net
  Assets.................................   1.10%     1.14%     1.22%      1.36%      1.18%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (.50%)    (.52%)    (.79%)    (1.00%)     (.73%)
Portfolio Turnover.......................    129%      140%      201%       217%       320%

*   Amount is less than $.01.

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $209,106,143. At March 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $787,218,013, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$420,434,273................................................    March 31, 2010
 366,783,740................................................    March 31, 2011

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,136,981,530
                                                                ==============
Gross tax unrealized appreciation...........................    $  357,308,233
Gross tax unrealized depreciation...........................       (12,908,138)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  344,400,095
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no distributions paid during the years ended March 31, 2006 and 2005.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax difference related to a net operating loss totaling $14,631,487 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax difference related to the Fund's investment in other regulated investment companies totaling $3,701 was reclassified from accumulated net investment loss to accumulated net realized loss.

    As of March 31, 2006, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody and accounting fees were reduced by $49,619 and $2,639, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $37,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $169,200 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $4,463,600 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $125,500 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $255,534.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $114,800 and CDSC on redeemed shares of approximately $467,100. Sales charges do not represent expenses of the Fund.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                         MARCH 31, 2006                  MARCH 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    9,090,583    $ 136,728,305     15,090,412    $ 197,807,545
  Class B.......................    3,931,346       54,888,676      5,206,724       63,462,560
  Class C.......................      376,824        5,305,345        683,737        8,297,036
  Class I.......................   21,534,113      330,940,687        543,215        7,231,203
                                  -----------    -------------    -----------    -------------
Total Sales.....................   34,932,866    $ 527,863,013     21,524,088    $ 276,798,344
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (37,812,708)   $(572,043,272)   (25,173,397)   $(330,784,901)
  Class B.......................  (10,106,983)    (141,552,428)   (12,133,849)    (148,194,787)
  Class C.......................   (1,532,565)     (21,409,104)    (2,347,473)     (28,813,842)
  Class I.......................   (4,473,229)     (70,558,310)    (1,046,736)     (14,014,633)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (53,925,485)   $(805,563,114)   (40,701,455)   $(521,808,163)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEES

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2006, the Fund received redemption fees of approximately $600, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,832,196,828 and $2,098,121,840, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,978,300 and $80,800 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of the plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Aggressive Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Aggressive Growth Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
                                                               Chicago, Illinois
                                                                    May 11, 2006

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 1996  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 1996  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 1996  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 1996  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For

                                                           (continued on back)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  70, 170, 270
                                                                  AGG ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RA06-00370P-Y03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Growth Index from 11/30/00 (first month-end after inception) through 3/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                ---------------------------         -------------------------
11/00                                                                       9426                              10000
                                                                           10151                              10612
3/01                                                                        6961                               8999
                                                                            7413                              10616
                                                                            5400                               7635
                                                                            6199                               9633
3/02                                                                        5945                               9444
                                                                            5249                               7962
                                                                            4544                               6248
                                                                            4534                               6718
3/03                                                                        4450                               6457
                                                                            5287                               8016
                                                                            5748                               8856
                                                                            6303                               9978
3/04                                                                        6698                              10535
                                                                            6990                              10545
                                                                            6736                               9911
                                                                            7676                              11406
3/05                                                                        7507                              10627
                                                                            7761                              10996
                                                                            8514                              11691
                                                                            8664                              11880
3/06                                                                       10151                              13585

                            A SHARES              B SHARES              C SHARES         I SHARES
                            11/27/00              11/27/00              11/27/00          2/2/06
-------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%      W/O
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES   CHARGES

Since Inception          1.43%       0.32%     0.72%       0.72%     0.70%       0.70%    8.00%

5-year                   7.83        6.57      7.08        6.85      7.06        7.06       --

1-year                  35.21       27.39     34.24       29.24     34.28       33.28       --
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index is generally representative of the U.S. market for small capitalization stocks. It contains securities that growth managers typically select from the Russell 2000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper, Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

A favorable market environment buoyed stock returns during the 12-month reporting period. Economic conditions remained supportive, as the U.S. economy progressed at a moderate clip. Despite the challenges of rising interest rates and high energy prices, consumers continued to spend, corporate earnings generally met or exceeded expectations, and the initial economic impact of the Gulf Coast hurricanes was less severe than anticipated. The Federal Open Market Committee (the "Fed") continued its policy of raising the federal funds rate, which kept inflation in check. Excess cash on company balance sheets fueled an uptick in merger-and-acquisition activity, stock buybacks, and dividend increases, which further increased enthusiasm for stock investing. However, in the early months of 2006, disappointing gross domestic product data, mixed consumer signals, and less positive earnings news put some downward pressure on the market (though it did recover in March). A flattening yield curve--a condition in which the difference between the yields on short-term bonds and long-term bonds narrows--also remained a concern for investors.

Small-capitalization stocks (in which the fund invests) bested both mid- and large-cap stocks. Within the small-cap market, growth stocks outperformed value stocks during the period. After several years of value-stock dominance, investors began to focus on growth stocks, primarily driven by two factors: a renewed interest in placing a premium on stocks with higher risk-higher reward potential and growth stocks' historically attractive relative valuations. In this environment, our style of growth investing continued to gain traction. We seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations.

PERFORMANCE ANALYSIS

The fund returned 35.21 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000(R) Growth Index, returned 27.84 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

-------------------------------------------------------
                                       RUSSELL
                                       2000(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX

      35.21%    34.24%    34.28%       27.84%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's outperformance over the Russell 2000 Growth Index resulted from strong stock selection across many sectors. (However, sector allocation was a slight detractor.) While the consumer discretionary sector continued to struggle in the broad market, the fund's apparel retail (especially those companies with exposure to the niche teen market), Internet retail, and specialty consumer services stocks performed well. The financial sector was one of the fund's best performing areas, due to our picks in securities exchanges and investment banks and brokerages. In industrials, selections in aerospace and defense and electrical components were standouts. An overweight in energy relative to the benchmark also enhanced gains.

In contrast, the fund lost ground relative to the index in the health care and information technology sectors. Within health care, an underweight to the sector--and to the biotechnology industry, in particular--slowed the fund's pace. Also dampening results were the fund's selections and underweight in semiconductors, and holdings in Internet software.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/06
Sotheby's Holdings, Inc., Class A                                 1.7%
United Industrial Corp.                                           1.5
Investment Technology Group, Inc.                                 1.5
Hologic, Inc.                                                     1.5
Akamai Technologies, Inc.                                         1.3
WESCO International, Inc.                                         1.3
Rackable Systems, Inc.                                            1.3
Itron, Inc.                                                       1.3
optionsXpress Holdings, Inc.                                      1.3
Men's Wearhouse, Inc.                                             1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Apparel Retail                                                    4.9%
Oil & Gas Equipment & Services                                    4.8
Investment Banking & Brokerage                                    4.5
Electronic Equipment Manufacturers                                4.4
Construction & Farm Machinery & Heavy Trucks                      4.3
Electronic Manufacturing Services                                 4.2
Health Care Services                                              4.0
Application Software                                              3.5
Electrical Components & Equipment                                 3.3
Trading Companies & Distributors                                  3.3
Health Care Equipment                                             3.3
Aerospace & Defense                                               3.1
Internet Software & Services                                      3.0
Data Processing & Outsourced Services                             2.7
Industrial Machinery                                              2.7
Semiconductors                                                    2.5
Computer Storage & Peripherals                                    2.0
Apparel, Accessories & Luxury Goods                               1.9
Diversified Commercial & Professional Services                    1.7
Specialized Consumer Services                                     1.7
Technology Distributors                                           1.6
Office Services & Supplies                                        1.5
Communications Equipment                                          1.2
Consumer Finance                                                  1.2
Soft Drinks                                                       1.0
Homefurnishing Retail                                             1.0
Semiconductor Equipment                                           1.0
Human Resource & Employment Services                              1.0
Oil & Gas Drilling                                                1.0
Construction Materials                                            1.0
Oil & Gas Refining & Marketing                                    1.0
Biotechnology                                                     1.0
Food Distributors                                                 0.9
Casinos & Gaming                                                  0.8
Internet Retail                                                   0.8
Building Products                                                 0.8
Real Estate Management & Development                              0.8
Steel                                                             0.8
Wireless Telecommunication Services                               0.8
Footwear                                                          0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
(continued from previous page)
Personal Products                                                 0.7
Health Care Distributors                                          0.7
Property & Casualty Insurance                                     0.7
Catalog Retail                                                    0.7
Automotive Retail                                                 0.7
Trucking                                                          0.7
Pharmaceuticals                                                   0.7
Metal & Glass Containers                                          0.6
Airlines                                                          0.5
Specialty Stores                                                  0.5
Health Care Facilities                                            0.5
Diversified Metals & Mining                                       0.5
Home Furnishings                                                  0.5
Health Care Supplies                                              0.5
Specialized Finance                                               0.5
Real Estate Investment Trusts                                     0.2
Education Services                                                0.0*
                                                                -----
Total Long-Term Investments                                      94.9%
Short-Term Investments                                            5.5
Liabilities in Excess of Other Assets                            (0.4)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                               -------------------------------------------------
                                                  10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual.....................................    $1,000.00        $1,192.27          $ 8.80
  Hypothetical...............................     1,000.00         1,016.93            8.10
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,188.79           12.88
  Hypothetical...............................     1,000.00         1,013.13           11.84
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,187.64           12.87
  Hypothetical...............................     1,000.00         1,013.13           11.84
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,080.00            2.05
  Hypothetical...............................     1,000.00         1,018.15            6.84
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, 2.36%, 2.36% and 1.36% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through March 31, 2006. These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  94.9%
AEROSPACE & DEFENSE  3.1%
Armor Holdings, Inc. (a)....................................    39,000    $  2,273,310
Ceradyne, Inc. (a)..........................................    32,000       1,596,800
United Industrial Corp. ....................................    57,000       3,473,010
                                                                          ------------
                                                                             7,343,120
                                                                          ------------
AIRLINES  0.5%
Mesa Air Group, Inc. (a)....................................   103,000       1,178,320
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.9%
Cherokee, Inc. .............................................    29,000       1,167,830
Gildan Activewear, Inc. (Canada) (a)........................    36,000       1,710,720
Phillips-Van Heusen Corp. ..................................    44,000       1,681,240
                                                                          ------------
                                                                             4,559,790
                                                                          ------------
APPAREL RETAIL  4.9%
Aeropostale, Inc. (a).......................................    38,000       1,146,080
Dress Barn, Inc. (a)........................................    47,000       2,253,650
Genesco, Inc. (a)...........................................    44,000       1,711,160
Guess?, Inc. (a)............................................    45,000       1,759,950
Men's Wearhouse, Inc. ......................................    79,000       2,839,260
Zumiez, Inc. (a)............................................    30,000       1,833,000
                                                                          ------------
                                                                            11,543,100
                                                                          ------------
APPLICATION SOFTWARE  3.5%
Actuate Corp. (a)...........................................   135,000         573,750
Ansoft Corp. (a)............................................    42,000       1,750,980
Ansys, Inc. (a).............................................    32,000       1,732,800
Informatica Corp. (a).......................................   150,000       2,332,500
Smith Micro Software, Inc. (a)..............................    58,000         712,820
Transaction Systems Architects, Inc., Class A (a)...........    36,000       1,123,560
                                                                          ------------
                                                                             8,226,410
                                                                          ------------
AUTOMOTIVE RETAIL  0.7%
Pantry, Inc. (a)............................................    27,000       1,684,530
                                                                          ------------

BIOTECHNOLOGY  1.0%
United Therapeutics Corp. (a)...............................    17,000       1,126,760
Vertex Pharmaceuticals, Inc. (a)............................    31,000       1,134,290
                                                                          ------------
                                                                             2,261,050
                                                                          ------------
BUILDING PRODUCTS  0.8%
PW Eagle, Inc. .............................................    70,000       1,946,000
                                                                          ------------

CASINOS & GAMING  0.8%
Shuffle Master, Inc. (a)....................................    55,000       1,965,700
                                                                          ------------

CATALOG RETAIL  0.7%
Coldwater Creek, Inc. (a)...................................    61,000       1,695,800
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  1.2%
CommScope, Inc. (a).........................................    42,000    $  1,199,100
F5 Networks, Inc. (a).......................................    23,000       1,667,270
                                                                          ------------
                                                                             2,866,370
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  2.0%
Komag, Inc. (a).............................................    33,000       1,570,800
Rackable Systems, Inc. (a)..................................    57,000       3,012,450
                                                                          ------------
                                                                             4,583,250
                                                                          ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  4.3%
Bucyrus International, Inc., Class A........................    34,500       1,662,555
Greenbrier Cos., Inc. ......................................    55,000       2,202,750
JLG Industries, Inc. .......................................    55,000       1,693,450
Oshkosh Truck Corp. ........................................    37,000       2,302,880
Wabtec Corp. ...............................................    69,000       2,249,400
                                                                          ------------
                                                                            10,111,035
                                                                          ------------
CONSTRUCTION MATERIALS  1.0%
Eagle Materials, Inc. ......................................    18,000       1,147,680
Florida Rock Industries, Inc. ..............................    20,000       1,124,400
                                                                          ------------
                                                                             2,272,080
                                                                          ------------
CONSUMER FINANCE  1.2%
Advanta Corp., Class B......................................    46,000       1,696,020
ASTA Funding, Inc. .........................................    34,000       1,130,840
                                                                          ------------
                                                                             2,826,860
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  2.7%
eFunds Corp. (a)............................................    66,000       1,705,440
Global Payments, Inc. ......................................    32,500       1,722,825
MoneyGram International, Inc. ..............................    37,000       1,136,640
TALX Corp. .................................................    65,000       1,851,200
                                                                          ------------
                                                                             6,416,105
                                                                          ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.7%
Advisory Board Co. (a)......................................    41,000       2,286,570
West Corp. (a)..............................................    37,000       1,652,420
                                                                          ------------
                                                                             3,938,990
                                                                          ------------
DIVERSIFIED METALS & MINING  0.5%
AMCOL International Corp. ..................................    40,000       1,152,000
                                                                          ------------

EDUCATION SERVICES  0.0%
Apollo Group, Inc., Class A (a).............................         1              53
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  3.3%
Acuity Brands, Inc. ........................................    28,000       1,120,000
Encore Wire Corp. (a).......................................    37,000       1,253,560
Energy Conversion Devices, Inc. (a).........................    36,000       1,770,480
General Cable Corp. (a).....................................    39,000       1,182,870

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT (CONTINUED)
Lamson & Sessions Co. (a)...................................    48,000    $  1,335,840
Woodward Governor Co. ......................................    34,000       1,130,500
                                                                          ------------
                                                                             7,793,250
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  4.4%
Daktronics, Inc. ...........................................    47,000       1,715,500
Itron, Inc. (a).............................................    50,000       2,992,500
LoJack Corp. (a)............................................    76,000       1,822,480
Metrologic Instruments, Inc. (a)............................    76,000       1,757,880
Rofin-Sinar Technologies, Inc. (a)..........................    21,000       1,136,730
Tektronix, Inc. ............................................    23,000         821,330
                                                                          ------------
                                                                            10,246,420
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  4.2%
Multi-Fineline Electronix, Inc. (a).........................    48,000       2,807,520
Trimble Navigation Ltd. (a).................................    51,000       2,297,550
TTM Technologies, Inc. (a)..................................   125,000       1,811,250
Xyratex Ltd. (Bermuda) (a)..................................    89,000       2,803,500
                                                                          ------------
                                                                             9,719,820
                                                                          ------------
FOOD DISTRIBUTORS  0.9%
Andersons, Inc. ............................................    26,000       2,033,980
                                                                          ------------

FOOTWEAR  0.7%
Skechers U.S.A., Inc., Class A (a)..........................    70,000       1,745,100
                                                                          ------------

HEALTH CARE DISTRIBUTORS  0.7%
PSS World Medical, Inc. (a).................................    89,000       1,716,810
                                                                          ------------

HEALTH CARE EQUIPMENT  3.3%
AngioDynamics, Inc. (a).....................................    77,000       2,314,620
Hologic, Inc. (a)...........................................    62,000       3,431,700
Meridian Bioscience, Inc. ..................................    70,000       1,888,600
                                                                          ------------
                                                                             7,634,920
                                                                          ------------
HEALTH CARE FACILITIES  0.5%
American Retirement Corp. (a)...............................    45,000       1,152,900
                                                                          ------------

HEALTH CARE SERVICES  4.0%
Computer Programs & Systems, Inc. ..........................    15,000         750,000
Dialysis Corp. of America (a)...............................    86,000       1,141,220
HealthExtras, Inc. (a)......................................    65,000       2,294,500
Pediatrix Medical Group, Inc. (a)...........................    23,000       2,360,720
TriZetto Group, Inc. (a)....................................    56,000         985,040
Ventiv Health, Inc. (a).....................................    53,500       1,777,270
                                                                          ------------
                                                                             9,308,750
                                                                          ------------
HEALTH CARE SUPPLIES  0.5%
ev3, Inc. (a)...............................................    64,000       1,133,440
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HOME FURNISHINGS  0.5%
Ethan Allen Interiors, Inc. ................................    27,000    $  1,134,540
                                                                          ------------

HOME FURNISHING RETAIL  1.0%
Select Comfort Corp. (a)....................................    59,000       2,333,450
                                                                          ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.0%
Administaff, Inc. ..........................................    42,000       2,283,120
                                                                          ------------

INDUSTRIAL MACHINERY  2.7%
American Science & Engineering, Inc. (a)....................    14,000       1,307,600
CLARCOR, Inc. ..............................................    48,000       1,708,800
Columbus McKinnon Corp. (a).................................    43,000       1,157,990
Crane Co. ..................................................    28,000       1,148,280
Nordson Corp. ..............................................    21,000       1,047,060
                                                                          ------------
                                                                             6,369,730
                                                                          ------------
INTERNET RETAIL  0.8%
Nutri/System, Inc. (a)......................................    41,000       1,948,320
                                                                          ------------

INTERNET SOFTWARE & SERVICES  3.0%
Akamai Technologies, Inc. (a)...............................    96,000       3,157,440
aQuantive, Inc. (a).........................................    67,000       1,577,180
CryptoLogic, Inc. (Canada)..................................    45,000       1,160,550
NDS Group Plc--ADR (United Kingdom) (a).....................    22,000       1,144,660
                                                                          ------------
                                                                             7,039,830
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  4.5%
Greenhill & Co., Inc. ......................................    25,500       1,685,805
Investment Technology Group, Inc. (a).......................    69,000       3,436,200
Lazard Ltd., Class A (Bermuda)..............................    55,000       2,433,750
optionsXpress Holdings, Inc. ...............................   102,000       2,966,160
                                                                          ------------
                                                                            10,521,915
                                                                          ------------
METAL & GLASS CONTAINERS  0.6%
Silgan Holdings, Inc. ......................................    35,000       1,405,950
                                                                          ------------

OFFICE SERVICES & SUPPLIES  1.5%
Brady Corp., Class A........................................    62,000       2,322,520
ICT Group, Inc. (a).........................................    45,000       1,224,000
                                                                          ------------
                                                                             3,546,520
                                                                          ------------
OIL & GAS DRILLING  1.0%
Atwood Oceanics, Inc. (a)...................................    11,000       1,111,110
Unit Corp. (a)..............................................    21,000       1,170,750
                                                                          ------------
                                                                             2,281,860
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  4.8%
Core Laboratories N.V. (Netherlands) (a)....................    38,000       1,806,900
Dril-Quip, Inc. (a).........................................    18,000       1,275,300
Oil States International, Inc. (a)..........................    48,000       1,768,800
Stolt Offshore S.A.--ADR (Luxembourg) (a)...................   115,000       1,781,350

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
TETRA Technologies, Inc. (a)................................    37,000    $  1,740,480
Veritas DGC, Inc. (a).......................................    38,000       1,724,820
W-H Energy Services, Inc. (a)...............................    26,000       1,156,740
                                                                          ------------
                                                                            11,254,390
                                                                          ------------
OIL & GAS REFINING & MARKETING  1.0%
World Fuel Services Corp. ..................................    56,000       2,264,640
                                                                          ------------

PERSONAL PRODUCTS  0.7%
Parlux Fragrances, Inc. (a).................................    54,000       1,741,500
                                                                          ------------

PHARMACEUTICALS  0.7%
New River Pharmaceuticals, Inc. (a).........................    50,000       1,660,500
                                                                          ------------

PROPERTY & CASUALTY INSURANCE  0.7%
FPIC Insurance Group, Inc. (a)..............................    45,000       1,701,000
                                                                          ------------

REAL ESTATE INVESTMENT TRUSTS  0.2%
Getty Realty Corp. .........................................    12,900         375,390
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.8%
Jones Lang LaSalle, Inc. ...................................    23,000       1,760,420
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  1.0%
Intevac, Inc. (a)...........................................    80,000       2,302,400
                                                                          ------------

SEMICONDUCTORS  2.5%
Cirrus Logic, Inc. (a)......................................   141,000       1,195,680
Diodes, Inc. (a)............................................    55,000       2,282,500
Netlogic Microsystems, Inc. (a).............................    60,000       2,472,600
                                                                          ------------
                                                                             5,950,780
                                                                          ------------
SOFT DRINKS  1.0%
Hansen Natural Corp. (a)....................................    19,500       2,457,975
                                                                          ------------

SPECIALIZED CONSUMER SERVICES  1.7%
Sotheby's Holdings, Inc., Class A (a).......................   134,500       3,905,880
                                                                          ------------

SPECIALIZED FINANCE  0.5%
IntercontinentalExchange, Inc. (a)..........................    16,000       1,104,800
                                                                          ------------

SPECIALTY STORES  0.5%
Claire's Stores, Inc. ......................................    32,000       1,161,920
                                                                          ------------

STEEL  0.8%
Steel Dynamics, Inc. .......................................    31,000       1,758,630
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS  1.6%
Brightpoint, Inc. (a).......................................    73,000    $  2,267,380
ScanSource, Inc. (a)........................................    26,000       1,570,660
                                                                          ------------
                                                                             3,838,040
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS  3.3%
Applied Industrial Technologies, Inc. ......................    50,000       2,230,000
GATX Corp. .................................................    57,000       2,353,530
WESCO International, Inc. (a)...............................    45,000       3,060,450
                                                                          ------------
                                                                             7,643,980
                                                                          ------------
TRUCKING  0.7%
AMERCO (a)..................................................    17,000       1,682,490
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  0.8%
SBA Communications Corp., Class A (a).......................    75,000       1,755,750
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  94.9%
(Cost $182,550,152)....................................................    222,241,673

REPURCHASE AGREEMENT  5.5%
State Street Bank & Trust Co. ($12,814,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $12,819,040) (Cost
  $12,814,000).........................................................     12,814,000
                                                                          ------------

TOTAL INVESTMENTS  100.4%
  (Cost $195,364,152)..................................................    235,055,673
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................       (955,920)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $234,099,753
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments (Cost $195,364,152).......................  $235,055,673
Cash........................................................           614
Receivables:
  Investments Sold..........................................     5,899,420
  Fund Shares Sold..........................................     3,299,561
  Dividends.................................................        30,432
  Interest..................................................         1,680
Other.......................................................        38,611
                                                              ------------
    Total Assets............................................   244,325,991
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     9,322,971
  Fund Shares Repurchased...................................       421,512
  Distributor and Affiliates................................       168,445
  Investment Advisory Fee...................................       115,944
Accrued Expenses............................................       119,355
Trustees' Deferred Compensation and Retirement Plans........        78,011
                                                              ------------
    Total Liabilities.......................................    10,226,238
                                                              ------------
NET ASSETS..................................................  $234,099,753
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $204,278,587
Net Unrealized Appreciation.................................    39,691,521
Accumulated Net Investment Loss.............................       (68,225)
Accumulated Net Realized Loss...............................    (9,802,130)
                                                              ------------
NET ASSETS..................................................  $234,099,753
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $146,934,469 and 13,611,214 shares of
    beneficial interest issued and outstanding).............  $      10.80
    Maximum sales charge (5.75%* of offering price).........           .66
                                                              ------------
    Maximum offering price to public........................  $      11.46
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $59,106,091 and 5,691,018 shares of
    beneficial interest issued and outstanding).............  $      10.39
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $27,995,331 and 2,697,782 shares of
    beneficial interest issued and outstanding).............  $      10.38
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $63,862 and 5,913 shares of beneficial
    interest issued and outstanding)........................  $      10.80
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,589)......  $   515,266
Interest....................................................      304,845
                                                              -----------
    Total Income............................................      820,111
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,240,875
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $217,229, $483,652 and $198,448,
  respectively).............................................      899,329
Shareholder Services........................................      524,405
Legal.......................................................       55,286
Custody.....................................................       38,166
Trustees' Fees and Related Expenses.........................       23,267
Other.......................................................      270,765
                                                              -----------
    Total Expenses..........................................    3,052,093
    Investment Advisory Fee Reduction.......................       46,813
    Less Credits Earned on Cash Balances....................       11,974
                                                              -----------
    Net Expenses............................................    2,993,306
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,173,195)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $23,425,901
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    9,456,969
  End of the Period.........................................   39,691,521
                                                              -----------
Net Unrealized Appreciation During the Period...............   30,234,552
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $53,660,453
                                                              -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $51,487,258
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                             MARCH 31, 2006    MARCH 31, 2005
                                                             --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................  $ (2,173,195)     $ (1,649,371)
Net Realized Gain...........................................    23,425,901        14,861,176
Net Unrealized Appreciation/Depreciation During the
  Period....................................................    30,234,552        (2,433,032)
                                                              ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........    51,487,258        10,778,773
                                                              ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   105,296,920        40,539,254
Cost of Shares Repurchased..................................   (39,918,747)      (42,445,020)
                                                              ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    65,378,173        (1,905,766)
                                                              ------------      ------------
TOTAL INCREASE IN NET ASSETS................................   116,865,431         8,873,007
NET ASSETS:
Beginning of the Period.....................................   117,234,322       108,361,315
                                                              ------------      ------------
End of the Period (Including accumulated net investment loss
  of $68,225 and $50,968, respectively).....................  $234,099,753      $117,234,322
                                                              ============      ============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR ENDED MARCH 31,
CLASS A SHARES                             -------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................   $ 7.98       $ 7.11       $ 4.73       $  6.32      $  7.40
                                            ------       ------       ------       -------      -------
  Net Investment Loss....................     (.10)(a)     (.09)(a)     (.08)(a)      (.06)(a)     (.09)
  Net Realized and Unrealized
    Gain/Loss............................     2.92          .96         2.46         (1.53)        (.99)
                                            ------       ------       ------       -------      -------
Total from Investment Operations.........     2.82          .87         2.38         (1.59)       (1.08)
                                            ------       ------       ------       -------      -------
NET ASSET VALUE, END OF THE PERIOD.......   $10.80       $ 7.98       $ 7.11       $  4.73      $  6.32
                                            ======       ======       ======       =======      =======

Total Return* (b)........................   35.21%       12.08%       50.53%       -25.16%      -14.59%
Net Assets at End of the Period
  (In millions)..........................   $146.9       $ 57.2       $ 47.2       $  23.7      $  41.4
Ratio of Expenses to Average Net Assets*
  (c)....................................    1.61%        1.60%        1.60%         1.60%        1.60%
Ratio of Net Investment Loss to Average
  Net Assets*............................   (1.06%)      (1.15%)      (1.30%)       (1.20%)      (1.31%)
Portfolio Turnover.......................     277%         281%         332%          232%         358%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (c)....................................    1.63%        1.74%        1.77%         1.79%        1.72%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (1.09%)      (1.29%)      (1.47%)       (1.39%)      (1.43%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR ENDED MARCH 31,
CLASS B SHARES                             -------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................   $ 7.74       $ 6.95       $ 4.65       $  6.26      $  7.38
                                            ------       ------       ------       -------      -------
  Net Investment Loss....................     (.16)(a)     (.14)(a)     (.13)(a)      (.10)(a)     (.12)
  Net Realized and Unrealized
    Gain/Loss............................     2.81          .93         2.43         (1.51)       (1.00)
                                            ------       ------       ------       -------      -------
Total from Investment Operations.........     2.65          .79         2.30         (1.61)       (1.12)
                                            ------       ------       ------       -------      -------
NET ASSET VALUE, END OF THE PERIOD.......   $10.39       $ 7.74       $ 6.95       $  4.65      $  6.26
                                            ======       ======       ======       =======      =======

Total Return* (b)........................   34.24%       11.37%       49.46%       -25.60%      -15.31%
Net Assets at End of the Period
  (In millions)..........................   $ 59.1       $ 43.7       $ 42.9       $  21.8      $  31.8
Ratio of Expenses to Average Net Assets*
  (c)....................................    2.36%        2.35%        2.35%         2.35%        2.35%
Ratio of Net Investment Loss to Average
  Net Assets*............................   (1.83%)      (1.91%)      (2.06%)       (1.95%)      (2.06%)
Portfolio Turnover.......................     277%         281%         332%          232%         358%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (c)....................................    2.39%        2.49%        2.52%         2.54%        2.47%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (1.86%)      (2.05%)      (2.23%)       (2.14%)      (2.18%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR ENDED MARCH 31,
CLASS C SHARES                             -------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................   $ 7.73       $ 6.94       $ 4.65       $  6.25      $  7.38
                                            ------       ------       ------       -------      -------
  Net Investment Loss....................     (.16)(a)     (.14)(a)     (.13)(a)      (.10)(a)     (.13)
  Net Realized and Unrealized
    Gain/Loss............................     2.81          .93         2.42         (1.50)       (1.00)
                                            ------       ------       ------       -------      -------
Total from Investment Operations.........     2.65          .79         2.29         (1.60)       (1.13)
                                            ------       ------       ------       -------      -------
NET ASSET VALUE, END OF THE PERIOD.......   $10.38       $ 7.73       $ 6.94       $  4.65      $  6.25
                                            ======       ======       ======       =======      =======

Total Return* (b)........................   34.28%       11.22%       49.46%       -25.60%      -15.31%
Net Assets at End of the Period
  (In millions)..........................   $ 28.0       $ 16.3       $ 18.3       $  10.7      $  17.3
Ratio of Expenses to Average Net Assets*
  (c)....................................    2.36%        2.35%        2.35%         2.35%        2.35%
Ratio of Net Investment Loss to Average
  Net Assets*............................   (1.83%)      (1.91%)      (2.06%)       (1.95%)      (2.06%)
Portfolio Turnover.......................     277%         281%         332%          232%         358%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (c)....................................    2.39%        2.49%        2.52%         2.54%        2.47%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (1.86%)      (2.05%)      (2.23%)       (2.14%)      (2.18%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FEBRUARY 2, 2006
                                                                (COMMENCEMENT
CLASS I SHARES                                                OF OPERATIONS) TO
                                                               MARCH 31, 2006
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Loss.......................................         (.01)(a)
  Net Realized and Unrealized Gain..........................          .81
                                                                   ------
Total from Investment Operations............................          .80
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.80
                                                                   ======

Total Return* (b)...........................................      8.00%**
Net Assets at End of the Period (In millions)...............       $   .1
Ratio of Expenses to Average Net Assets* (c)................        1.36%
Ratio of Net Investment Loss to Average Net Assets*.........        (.68%)
Portfolio Turnover..........................................         277%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c).................        1.42%
Ratio of Net Investment Loss to Average Net Assets..........        (.75%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended March 31, 2006.

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust, a Delaware statutory trust which is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $23,296,570. At March 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $9,632,786, which will expire on March 31, 2011.

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $195,533,496
                                                              ============
Gross tax unrealized appreciation...........................  $ 40,476,810
Gross tax unrealized depreciation...........................      (954,633)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 39,522,177
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. There were no distributions paid during the years ended March 31, 2006 and 2005.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the current year net operating loss totaling $2,156,155 and excise taxes paid which are not deductible for tax purposes totaling $1,201 have been reclassified from accumulated net investment loss to capital. Additionally, a permanent difference related to the Fund's investment in other regulated investment companies totaling $1,418 has been reclassified from accumulated net investment loss to accumulated net realized loss.

    As of March 31, 2006, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody fee was reduced by $11,974 as a result of credits earned on cash balances.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    For the year ended March 31, 2006, the Adviser waived approximately $46,800 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average net assets, 2.35% of Class B average net assets, 2.35% of Class C average net assets and 1.35% of Class I average net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $8,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $69,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $433,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $30,866 are included in "Other" assets on the Statements of Assets and Liabilities at March 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $111,571.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $123,400 and CDSC on redeemed shares of approximately $86,500. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2006                MARCH 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   8,734,875    $ 80,094,584     3,267,991    $ 24,619,358
  Class B...........................   1,582,542      13,672,204     1,599,238      11,691,826
  Class C...........................   1,309,022      11,470,846       578,351       4,228,070
  Class I...........................       5,913          59,286           -0-             -0-
                                      ----------    ------------    ----------    ------------
Total Sales.........................  11,632,352    $105,296,920     5,445,580    $ 40,539,254
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (2,291,868)   $(20,584,582)   (2,728,625)   $(19,681,269)
  Class B...........................  (1,537,688)    (13,167,539)   (2,125,085)    (14,932,818)
  Class C...........................    (720,969)     (6,166,626)   (1,109,580)     (7,830,933)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (4,550,525)   $(39,918,747)   (5,963,290)   $(42,445,020)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2006, the Fund received redemption fees of approximately $7,900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $469,885,655 and $414,777,759, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $698,700 and $47,500 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of the plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Growth Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
May 11, 2006

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 147, 247, 347
                                                                  SCG ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                        RN06-01237RY03/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R)/Barra Value Index and the S&P 500 Stock Index from 6/30/01 (first month-end after inception) through 3/31/06. Class A shares, adjusted for sales charges. (LINE GRAPH)

                                                    VAN KAMPEN VALUE
                                                   OPPORTUNITIES FUND       S&P 500 BARRA VALUE INDEX         S&P 500 INDEX
                                                   ------------------       -------------------------         -------------
6/01                                                       9425                       10000                       10000
                                                           7978                        8380                        8532
                                                           8808                        9048                        9444
3/02                                                       9386                        9170                        9471
                                                           8155                        8194                        8201
                                                           6485                        6519                        6785
                                                           7361                        7166                        7358
3/03                                                       7031                        6771                        7126
                                                           8501                        8046                        8223
                                                           9038                        8251                        8440
                                                          10085                        9448                        9468
3/04                                                      10426                        9764                        9628
                                                          10634                        9836                        9793
                                                          10804                        9939                        9610
                                                          11822                       10925                       10497
3/05                                                      11793                       10661                       10271
                                                          11668                       10936                       10412
                                                          11822                       11310                       10787
                                                          12630                       11617                       11012
3/06                                                      13103                       12247                       11476

                                                                                      I SHARES
                            A SHARES             B SHARES             C SHARES          SINCE
                         since 6/25/01        since 6/25/01        since 6/25/01       3/23/05
-----------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES    W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES

Since Inception          7.52%      6.19%     6.71%      6.46%     6.71%      6.71%    12.70%

1-year                  11.11       4.69     10.18       5.18     10.18       9.18     11.33
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500(R)/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Index is generally representative of the U.S. stock market. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

Despite high energy prices, rising interest rates, and inflationary pressures, the market advanced with strength during the 12 months ended March 31, 2006. A moderately growing economy continued to support stock prices, as did generally strong corporate earnings and a resilient consumer. Although the market encountered periods of turbulence, volatility levels remained relatively low. Early in the period, investor sentiment deteriorated as U.S. automakers reported declining sales. However, positive economic data spurred a stock rally through July.

In August, the Gulf Coast hurricanes caused spiking oil and natural gas prices, but initial pessimism about the hurricanes' economic toll turned out to be short lived. Following a very strong rally in November, the market began 2006 on an upbeat note, even as a disappointing fourth quarter gross domestic product and less positive corporate earnings were reported. The best performing sectors in the S&P 500(R) Index were energy, financials, and telecommunication services. The worst performers included consumer discretionary and consumer staples.

PERFORMANCE ANALYSIS

The fund returned 11.11 percent for the 12 months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the S&P 500(R)/Barra Value Index and the S&P 500 Index, returned 14.86 percent and
11.73 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2006

-----------------------------------------------------------------------------------
                                                   S&P
                                               500(R)/BARRA         S&P
      CLASS A   CLASS B   CLASS C   CLASS I    VALUE INDEX      500(R) INDEX

      11.11%    10.18%    10.18%    11.33%        14.86%           11.73%
-----------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Stock selection drove the fund's gains during the period with industrials and energy holdings contributing most significantly to performance relative to the S&P 500/Barra Value Index. Within industrials, a combination of rising demand, inexpensive valuations, moderated labor costs, limited capacity additions, and company specific factors boosted the fund's airline exposure. Strong picks in the energy sector added to the fund's relative performance versus the S&P 500/Barra Value Index and more than offset the negative impact of a sector underweight.
 2

In contrast, the fund's relative results were slowed by consumer-related stocks. In the consumer discretionary sector, negative company specific events hampered some of the fund's media holdings. Select consumer staples companies also detracted from gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/06
AT&T, Inc.                                                        4.0%
International Paper Co.                                           3.8
GlaxoSmithKline Plc -                                             3.6
Smurfit-Stone Container Corp.                                     3.5
Verizon Communications, Inc.                                      3.3
Family Dollar Stores, Inc.                                        3.0
Outback Steakhouse, Inc.                                          2.4
Bristol-Myers Squibb Co.                                          2.4
Sprint Corp.                                                      2.4
Citigroup, Inc.                                                   2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
Pharmaceuticals                                                  12.7%
Integrated Telecommunication Services                             9.7
Paper Products                                                    7.3
Property & Casualty Insurance                                     5.4
Broadcasting & Cable TV                                           4.7
Diversified Banks                                                 4.6
Movies & Entertainment                                            3.6
Paper Packaging                                                   3.5
General Merchandise Stores                                        3.0
Packaged Foods & Meats                                            2.8
Thrifts & Mortgage Finance                                        2.7
Restaurants                                                       2.4
Soft Drinks                                                       2.4
Other Diversified Financial Services                              2.2
Aluminum                                                          2.1
Hypermarkets & Super Centers                                      1.7
Diversified Chemicals                                             1.5
Publishing                                                        1.5
Brewers                                                           1.1
Computer Hardware                                                 1.1
Household Products                                                1.1
Investment Banking & Brokerage                                    1.1
Asset Management & Custody Banks                                  1.0
Construction & Engineering                                        1.0
Multi-line Insurance                                              1.0
Semiconductors                                                    1.0
Systems Software                                                  1.0
Communications Equipment                                          0.9
Electronic Manufacturing Services                                 0.9
Multi-Utilities                                                   0.9
Auto Parts & Equipment                                            0.8
Integrated Oil & Gas                                              0.7
Tobacco                                                           0.7
Specialty Chemicals                                               0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/06
                                       (continued from previous page)
Data Processing & Outsourced Services                             0.4
Life & Health Insurance                                           0.4
                                                                -----
Total Long-Term Investments                                      89.5%
Short-Term Investments                                           10.8
Liabilities in Excess of Other Assets                            -0.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries mentioned. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                BEGINNING      ENDING ACCOUNT     EXPENSES PAID
                                              ACCOUNT VALUE        VALUE         DURING PERIOD *
                                              --------------------------------------------------
                                                 10/1/05          3/31/06        10/1/05-3/31/06
Class A
  Actual                                        $1,000.00        $1,108.36            $7.41
  Hypothetical                                   1,000.00         1,017.93             7.09
  (5% annual return before expenses)
Class B
  Actual                                         1,000.00         1,103.66            11.33
  Hypothetical                                   1,000.00         1,014.23            10.85
  (5% annual return before expenses)
Class C
  Actual                                         1,000.00         1,103.66            11.33
  Hypothetical                                   1,000.00         1,014.23            10.85
  (5% annual return before expenses)
Class I
  Actual                                         1,000.00         1,109.71             6.10
  Hypothetical                                   1,000.00         1,019.13             5.84
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.16%, 2.16%, and 1.16% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  89.5%
ALUMINUM  2.1%
Alcoa, Inc. ................................................   165,100    $  5,045,456
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Bank of New York Co., Inc. .................................    69,200       2,493,968
                                                                          ------------

AUTO PARTS & EQUIPMENT  0.8%
Visteon Corp. (a)...........................................   407,500       1,874,500
                                                                          ------------

BREWERS  1.1%
Molson Coors Brewing Co., Class B...........................    38,300       2,628,146
                                                                          ------------

BROADCASTING & CABLE TV  4.7%
CBS Corp., Class B..........................................    43,900       1,052,722
Clear Channel Communications, Inc. .........................   165,800       4,809,858
Comcast Corp., Class A (a)..................................   120,600       3,154,896
Liberty Media Corp., Class A (a)............................   249,500       2,048,395
                                                                          ------------
                                                                            11,065,871
                                                                          ------------
COMMUNICATIONS EQUIPMENT  0.9%
Cisco Systems, Inc. (a).....................................    88,000       1,906,960
Nokia Corp.--ADR (Finland)..................................    16,250         336,700
                                                                          ------------
                                                                             2,243,660
                                                                          ------------
COMPUTER HARDWARE  1.1%
Dell, Inc. (a)..............................................    91,000       2,708,160
                                                                          ------------

CONSTRUCTION & ENGINEERING  1.0%
Chicago Bridge & Iron Co. N.V. (Netherlands)................    95,200       2,284,800
                                                                          ------------

DATA PROCESSING & OUTSOURCED SERVICES  0.4%
Affiliated Computer Services, Inc., Class A (a).............    14,381         857,970
                                                                          ------------

DIVERSIFIED BANKS  4.6%
Bank of America Corp. ......................................    94,800       4,317,192
Wachovia Corp. .............................................    65,100       3,648,855
Wells Fargo & Co. ..........................................    44,900       2,867,763
                                                                          ------------
                                                                            10,833,810
                                                                          ------------
DIVERSIFIED CHEMICALS  1.5%
Du Pont (E.I.) de Nemours & Co. ............................    87,300       3,684,933
                                                                          ------------

ELECTRONIC MANUFACTURING SERVICES  0.9%
Kemet Corp. (a).............................................   237,620       2,250,261
                                                                          ------------

GENERAL MERCHANDISE STORES  3.0%
Family Dollar Stores, Inc. .................................   264,500       7,035,700
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. .......................................    45,700    $  2,641,460
                                                                          ------------

HYPERMARKETS & SUPER CENTERS  1.7%
Wal-Mart Stores, Inc. ......................................    83,600       3,949,264
                                                                          ------------

INTEGRATED OIL & GAS  0.7%
Total SA--ADR (France)......................................    12,200       1,607,106
                                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES  9.7%
AT&T, Inc. .................................................   352,400       9,528,896
Sprint Nextel Corp. ........................................   218,230       5,639,063
Verizon Communications, Inc. ...............................   231,400       7,881,484
                                                                          ------------
                                                                            23,049,443
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  1.1%
Merrill Lynch & Co., Inc. ..................................    31,900       2,512,444
                                                                          ------------

LIFE & HEALTH INSURANCE  0.4%
Torchmark Corp. ............................................    15,300         873,630
                                                                          ------------

MOVIES & ENTERTAINMENT  3.6%
Time Warner, Inc. ..........................................   178,800       3,002,052
Viacom, Inc., Class B (a)...................................    63,400       2,459,920
Walt Disney Co. ............................................   110,490       3,081,566
                                                                          ------------
                                                                             8,543,538
                                                                          ------------
MULTI-LINE INSURANCE  1.0%
American International Group, Inc. .........................    34,700       2,293,323
                                                                          ------------

MULTI-UTILITIES  0.9%
CMS Energy Corp. (a)........................................   171,000       2,214,450
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.2%
Citigroup, Inc. ............................................   112,000       5,289,760
                                                                          ------------

PACKAGED FOODS & MEATS  2.8%
Kraft Foods, Inc., Class A..................................    77,700       2,355,087
Unilever N.V. (Netherlands).................................    62,900       4,353,938
                                                                          ------------
                                                                             6,709,025
                                                                          ------------
PAPER PACKAGING  3.5%
Smurfit-Stone Container Corp. (a)...........................   619,500       8,406,615
                                                                          ------------

PAPER PRODUCTS  7.3%
Bowater, Inc. ..............................................   125,100       3,700,458
International Paper Co. ....................................   259,975       8,987,336
MeadWestvaco Corp. .........................................   168,720       4,607,743
                                                                          ------------
                                                                            17,295,537
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PHARMACEUTICALS  12.7%
Abbott Laboratories.........................................    35,800    $  1,520,426
Bristol-Myers Squibb Co. ...................................   231,500       5,697,215
GlaxoSmithKline Plc--ADR (United Kingdom)...................   165,700       8,667,767
Pfizer, Inc. ...............................................   127,580       3,179,294
Roche Holdings, Inc. AG--ADR (Switzerland)..................    32,000       2,376,400
Schering-Plough Corp. ......................................   167,400       3,178,926
Watson Pharmaceuticals, Inc. (a)............................   123,800       3,558,012
Wyeth.......................................................    41,030       1,990,776
                                                                          ------------
                                                                            30,168,816
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  5.4%
AMBAC Financial Group, Inc. ................................    22,700       1,806,920
Aspen Insurance Holdings, Ltd. (Bermuda)....................   133,400       3,289,644
Chubb Corp. ................................................    13,700       1,307,528
MBIA, Inc. .................................................    65,900       3,962,567
Saint Paul Travelers Cos., Inc. ............................    57,600       2,407,104
                                                                          ------------
                                                                            12,773,763
                                                                          ------------
PUBLISHING  1.5%
Scholastic Corp. (a)........................................   129,200       3,457,392
                                                                          ------------

RESTAURANTS  2.4%
Outback Steakhouse, Inc. ...................................   131,300       5,777,200
                                                                          ------------

SEMICONDUCTORS  1.0%
Intel Corp. ................................................   128,400       2,484,540
                                                                          ------------

SOFT DRINKS  2.4%
Coca-Cola Co. ..............................................    79,800       3,341,226
Coca-Cola Enterprises, Inc. ................................   115,100       2,341,134
                                                                          ------------
                                                                             5,682,360
                                                                          ------------
SPECIALTY CHEMICALS  0.6%
Rohm & Haas Co. ............................................    31,200       1,524,744
                                                                          ------------

SYSTEMS SOFTWARE  1.0%
McAfee, Inc. (a)............................................    95,400       2,321,082
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  2.7%
Fannie Mae..................................................    25,600       1,315,840
Freddie Mac.................................................    83,820       5,113,020
                                                                          ------------
                                                                             6,428,860
                                                                          ------------
TOBACCO  0.7%
Altria Group, Inc. .........................................    24,300       1,721,898
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  89.5%
(Cost $200,641,057)....................................................    212,733,485

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  10.8%
State Street Bank & Trust Co. ($25,709,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $25,719,112)
  (Cost $25,709,000)...................................................   $ 25,709,000
                                                                          ------------

TOTAL INVESTMENTS  100.3%
  (Cost $226,350,057)..................................................    238,442,485
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................       (714,306)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $237,728,179
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Total Investments, including repurchase agreement of
  $25,709,000 (Cost $226,350,057)...........................  $238,442,485
Cash........................................................           209
Receivables:
  Fund Shares Sold..........................................       828,532
  Dividends.................................................       312,011
  Interest..................................................         3,371
Other.......................................................        32,590
                                                              ------------
    Total Assets............................................   239,619,198
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       938,617
  Fund Shares Repurchased...................................       451,659
  Distributor and Affiliates................................       149,003
  Investment Advisory Fee...................................       148,334
Accrued Expenses............................................       137,853
Trustees' Deferred Compensation and Retirement Plans........        65,553
                                                              ------------
    Total Liabilities.......................................     1,891,019
                                                              ------------
NET ASSETS..................................................  $237,728,179
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $213,900,100
Net Unrealized Appreciation.................................    12,092,428
Accumulated Net Realized Gain...............................    11,251,120
Accumulated Undistributed Net Investment Income.............       484,531
                                                              ------------
NET ASSETS..................................................  $237,728,179
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $171,670,335 and 13,792,657 shares of
    beneficial interest issued and outstanding).............  $      12.45
    Maximum sales charge (5.75%* of offering price).........           .76
                                                              ------------
    Maximum offering price to public........................  $      13.21
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $35,547,044 and 2,907,916 shares of
    beneficial interest issued and outstanding).............  $      12.22
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $27,470,224 and 2,247,371 shares of
    beneficial interest issued and outstanding).............  $      12.22
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,040,576 and 244,117 shares of
    beneficial interest issued
    and outstanding)........................................  $      12.46
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $51,785).....  $ 3,735,948
Interest....................................................      626,182
                                                              -----------
    Total Income............................................    4,362,130
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,497,199
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $342,303, $340,646 and $275,134,
  respectively).............................................      958,083
Shareholder Services........................................      375,154
Legal.......................................................       60,895
Custody.....................................................       26,048
Trustees' Fees and Related Expenses.........................       22,912
Other.......................................................      282,285
                                                              -----------
    Total Expenses..........................................    3,222,576
    Less Credits Earned on Cash Balances....................       10,763
                                                              -----------
    Net Expenses............................................    3,211,813
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,150,317
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $21,401,307
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,669,402
  End of the Period.........................................   12,092,428
                                                              -----------
Net Unrealized Depreciation During the Period...............     (576,974)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $20,824,333
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $21,974,650
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2006    MARCH 31, 2005
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  1,150,317      $    306,429
Net Realized Gain.........................................     21,401,307        11,548,109
Net Unrealized Appreciation/Depreciation During the
  Period..................................................       (576,974)        4,128,017
                                                             ------------      ------------
Change in Net Assets from Operations......................     21,974,650        15,982,555
                                                             ------------      ------------

Distributions from Net Investment Income:
  Class A Shares..........................................       (750,840)         (226,099)
  Class B Shares..........................................            -0-               -0-
  Class C Shares..........................................            -0-               -0-
  Class I Shares..........................................         (6,204)              -0-
                                                             ------------      ------------
                                                                 (757,044)         (226,099)
                                                             ------------      ------------

Distributions from Net Realized Gain:
  Class A Shares..........................................    (12,029,297)       (1,353,716)
  Class B Shares..........................................     (2,828,934)         (521,274)
  Class C Shares..........................................     (2,228,082)         (399,565)
  Class I Shares..........................................        (79,581)              -0-
                                                             ------------      ------------
                                                              (17,165,894)       (2,274,555)
                                                             ------------      ------------
Total Distributions.......................................    (17,922,938)       (2,500,654)
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      4,051,712        13,481,901
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    111,880,840        82,611,858
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................     16,268,498         2,276,427
Cost of Shares Repurchased................................    (63,610,302)      (23,583,037)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     64,539,036        61,305,248
                                                             ------------      ------------
TOTAL INCREASE IN NET ASSETS..............................     68,590,748        74,787,149
NET ASSETS:
Beginning of the Period...................................    169,137,431        94,350,282
                                                             ------------      ------------
End of the Period (Including accumulated undistributed net
  investment income of $484,531 and $92,572,
  respectively)...........................................   $237,728,179      $169,137,431
                                                             ============      ============

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                JUNE 25, 2001
                                             YEAR ENDED MARCH 31,               (COMMENCEMENT
CLASS A SHARES                       -------------------------------------    OF OPERATIONS) TO
                                      2006      2005      2004      2003       MARCH 31, 2002
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $12.24    $11.02    $ 7.46    $ 10.06         $10.00
                                     ------    ------    ------    -------         ------
  Net Investment Income (a)........     .10       .06       .06        .05            .04
  Net Realized and Unrealized
    Gain/Loss......................    1.22      1.38      3.54      (2.57)           .07
                                     ------    ------    ------    -------         ------
Total from Investment Operations...    1.32      1.44      3.60      (2.52)           .11
                                     ------    ------    ------    -------         ------
Less:
  Distributions from Net Investment
    Income.........................     .07       .03       .04        .03            .05
  Distributions from Net Realized
    Gain...........................    1.04       .19       -0-        .05            -0-
                                     ------    ------    ------    -------         ------
Total Distributions................    1.11       .22       .04        .08            .05
                                     ------    ------    ------    -------         ------
NET ASSET VALUE, END OF
  THE PERIOD.......................  $12.45    $12.24    $11.02    $  7.46         $10.06
                                     ======    ======    ======    =======         ======

Total Return* (b)..................  11.11%    13.12%    48.29%    -25.09%          1.19%**
Net Assets at End of the Period (In
  millions)........................  $171.7    $105.8    $ 52.4    $   7.4         $  8.2
Ratio of Expenses to Average Net
  Assets* (c)......................   1.38%     1.41%     1.45%      1.46%          1.45%
Ratio of Net Investment Income to
  Average Net Assets*..............    .80%      .55%      .57%       .67%           .46%
Portfolio Turnover.................     56%       46%       61%        70%            64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)....................     N/A       N/A     1.71%      2.11%          2.96%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets........................     N/A       N/A      .31%       .02%         (1.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                JUNE 25, 2001
                                             YEAR ENDED MARCH 31,               (COMMENCEMENT
CLASS B SHARES                       -------------------------------------    OF OPERATIONS) TO
                                      2006      2005      2004      2003       MARCH 31, 2002
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $12.07    $10.92    $ 7.41    $ 10.05         $10.00
                                     ------    ------    ------    -------         ------
  Net Investment Income/Loss (a)...     .01      (.02)     (.02)      (.01)          (.02)
  Net Realized and Unrealized
    Gain/Loss......................    1.18      1.36      3.53      (2.58)           .09
                                     ------    ------    ------    -------         ------
Total from Investment Operations...    1.19      1.34      3.51      (2.59)           .07
                                     ------    ------    ------    -------         ------
Less:
  Distributions from Net Investment
    Income.........................     -0-       -0-       -0-        -0-            .02
  Distributions from Net Realized
    Gain...........................    1.04       .19       -0-        .05            -0-
                                     ------    ------    ------    -------         ------
Total Distributions................    1.04       .19       -0-        .05            .02
                                     ------    ------    ------    -------         ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $12.22    $12.07    $10.92    $  7.41         $10.05
                                     ======    ======    ======    =======         ======

Total Return* (b)..................  10.18%    12.30%    47.37%    -25.75%          0.63%**
Net Assets at End of the Period (In
  millions)........................  $ 35.5    $ 34.5    $ 24.2    $  13.6         $ 21.1
Ratio of Expenses to Average Net
  Assets* (c)......................   2.13%     2.17%     2.20%      2.21%          2.20%
Ratio of Net Investment Income/Loss
  to Average Net Assets*...........    .05%     (.21%)    (.25%)     (.09%)         (.29%)
Portfolio Turnover.................     56%       46%       61%        70%            64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)....................     N/A       N/A     2.46%      2.86%          3.71%
   Ratio of Net Investment Loss to
     Average Net Assets............     N/A       N/A     (.51%)     (.74%)        (1.80%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                JUNE 25, 2001
                                             YEAR ENDED MARCH 31,               (COMMENCEMENT
CLASS C SHARES                       -------------------------------------    OF OPERATIONS) TO
                                      2006      2005      2004      2003       MARCH 31, 2002
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $12.07    $10.92    $ 7.41    $ 10.05         $10.00
                                     ------    ------    ------    -------         ------
  Net Investment Income/Loss (a)...     .01      (.02)     (.02)       -0-           (.02)
  Net Realized and Unrealized
    Gain/Loss......................    1.18      1.36      3.53      (2.59)           .09
                                     ------    ------    ------    -------         ------
Total from Investment Operations...    1.19      1.34      3.51      (2.59)           .07
                                     ------    ------    ------    -------         ------
Less:
  Distributions from Net Investment
    Income.........................     -0-       -0-       -0-        -0-            .02
  Distributions from Net Realized
    Gain...........................    1.04       .19       -0-        .05            -0-
                                     ------    ------    ------    -------         ------
Total Distributions................    1.04       .19       -0-        .05            .02
                                     ------    ------    ------    -------         ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $12.22    $12.07    $10.92    $  7.41         $10.05
                                     ======    ======    ======    =======         ======

Total Return* (b)..................  10.18%    12.30%    47.37%    -25.75%          0.63%**
Net Assets at End of the Period (In
  millions)........................  $ 27.5    $ 27.9    $ 17.8    $   6.1         $  4.3
Ratio of Expenses to Average Net
  Assets* (c)......................   2.13%     2.17%     2.20%      2.21%          2.20%
Ratio of Net Investment Income/Loss
  to Average Net Assets*...........    .05%     (.21%)    (.23%)     (.09%)         (.26%)
Portfolio Turnover.................     56%       46%       61%        70%            64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)....................     N/A       N/A     2.46%      2.86%          3.71%
   Ratio of Net Investment Loss to
     Average Net Assets............     N/A       N/A     (.49%)     (.74%)        (1.77%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                YEAR        MARCH 23, 2005
                                                                ENDED        (COMMENCEMENT
CLASS I SHARES                                                MARCH 31,    OF OPERATIONS) TO
                                                                2006        MARCH 31, 2005
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  12.24          $12.06
                                                              --------          ------
  Net Investment Income (a).................................       .13             -0-(c)
  Net Realized and Unrealized Gain..........................      1.21             .18
                                                              --------          ------
Total from Investment Operations............................      1.34             .18
                                                              --------          ------
Less:
  Distributions from Net Investment Income..................       .08             -0-
  Distributions from Net Realized Gain......................      1.04             -0-
                                                              --------          ------
Total Distributions.........................................      1.12             -0-
                                                              --------          ------
NET ASSET VALUE, END OF THE PERIOD..........................  $  12.46          $12.24
                                                              ========          ======

Total Return (b)............................................    11.33%           1.49%*
Net Assets at End of the Period (In thousands)..............  $3,040.6          $924.4
Ratio of Expenses to Average Net Assets.....................     1.13%           1.08%
Ratio of Net Investment Income to Average Net Assets........     1.02%            .97%
Portfolio Turnover..........................................       56%             46%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1 SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:


Cost of investments for tax purposes........................  $227,237,084
                                                              ============
Gross tax unrealized appreciation...........................  $ 17,597,855
Gross tax unrealized depreciation...........................    (6,392,454)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 11,205,401
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $ 5,770,690    $  226,099
  Long-term capital gain....................................   12,152,248     2,274,555
                                                              -----------    ----------
                                                              $17,922,938    $2,500,654
                                                              ===========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $1,314 was reclassified from accumulated undistributed net investment income to net realized gain.

    As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................  $6,384,336
Undistributed long-term capital gain........................   6,298,341

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2006, the Fund's custody fee was reduced by $10,763 as a result of credits earned on cash balances.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.75%
Next $500 million...........................................     0.70%
Over $1 billion.............................................     0.65%

    The Adviser has agreed to waive all expenses in excess of 1.45% of Class A average net assets, 2.20% of Class B average net assets, 2.20% of Class C average net assets, and 1.20% of Class I average net assets. No fees have been waived for the year ended March 31, 2006. This waiver is voluntary and can be discontinued at any time.

    For the year ended March 31, 2006, the Fund recognized expenses of approximately $11,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $80,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2006, the Fund recognized expenses of approximately $338,800, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $26,995 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

    For the year ended March 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $18,074.

    For the year ended March 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $240,800 and CDSC on redeemed shares of approximately $86,300. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2006 and 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2006                MARCH 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   7,427,063    $ 91,081,535     4,935,656    $ 57,227,805
  Class B...........................     855,575      10,355,532     1,119,784      12,819,150
  Class C...........................     688,787       8,302,257     1,018,566      11,654,095
  Class I...........................     174,372       2,141,516        75,523         910,808
                                      ----------    ------------    ----------    ------------
Total Sales.........................   9,145,797    $111,880,840     7,149,529    $ 82,611,858
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     979,440    $ 11,753,263       123,968    $  1,477,691
  Class B...........................     222,027       2,622,144        41,314         486,683
  Class C...........................     153,031       1,807,306        26,490         312,053
  Class I...........................       7,149          85,785           -0-             -0-
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........   1,361,647    $ 16,268,498       191,772    $  2,276,427
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (3,258,076)   $(40,096,847)   (1,167,850)   $(13,472,270)
  Class B...........................  (1,024,707)    (12,386,240)     (517,504)     (5,940,817)
  Class C...........................    (907,011)    (10,967,806)     (361,986)     (4,169,950)
  Class I...........................     (12,927)       (159,409)          -0-             -0-
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (5,202,721)   $(63,610,302)   (2,047,340)   $(23,583,037)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEES

Effective September 26, 2005, the Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2006, the Fund received redemption fees of approximately $400, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $135,832,407 and $102,316,363, respectively.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $615,300 and $11,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN VALUE OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Value Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Value Opportunities Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Value Opportunities Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 11, 2006

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2006. For corporate shareholders, 49% of the distributions qualify for the dividends received deduction. The Fund designated and paid $12,152,248 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $757,044 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

VAN KAMPEN VALUE OPPORTUNITIES FUNDTRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 2001  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)         Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan
                                                                   Stanley & Co. Incorporated. Managing Director and Director
                                                                   of Morgan Stanley Investment Management Inc. Chief
                                                                   Administrative Officer, Managing Director and Director of
                                                                   Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                   Services Company Inc. Managing Director and Director of
                                                                   Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                   Distribution Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                   Chief Global Operations Officer of Morgan Stanley Investment
                                                                   Management Inc. and Executive Vice President of funds in the
                                                                   Fund Complex from May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  37, 157, 257
                                                                  OPP ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01239P-Y03/06

Item 1. Report to Shareholders.

The annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Leaders Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index, the Russell 1000 Value Index, the Lehman Brothers US Government/Credit Index and the MSCI EAFE Index from 2/28/2006 (first month-end after inception) through 3/31/2006. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                             LEHMAN BROTHERS
                                                                                                   US
                                  VAN KAMPEN                           RUSSELL 1000 VALUE   GOVERNMENT/CREDIT
                                 LEADERS FUND        S&P 500 INDEX           INDEX                INDEX          MSCI EAFE INDEX
                                 ------------        -------------     ------------------   -----------------    ---------------
2/06                                 9425                10000               10000                10000               10000
3/06                                 9500                10125               10135                 9890               10330

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 2/27/06        since 2/27/06         since 2/27/06      since 2/27/06
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                 W/MAX
                                   5.75%                5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE       CHARGES

Since Inception          0.80%     -5.00%     0.80%     -4.20%     0.80%      -0.20%       0.90%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Index is generally representative of the U.S. stock market. The Russell 1000 Value(R) Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE PERIOD ENDED MARCH 31, 2006

Note: The fund commenced operations on February 27, 2006. This discussion covers the period from the fund's inception through March 31, 2006.

MARKET CONDITIONS

Economic growth throughout the world continued to demonstrate resiliency, despite higher interest rates and rising commodity prices. In the United States, gross domestic product seemed to be settling in at a healthy 3 to 4 percent annualized growth rate, while China, Japan, India, and Latin America appeared to be accelerating once again. Capital investment, especially in industrial and infrastructure related sectors, has driven international demand for goods and services. In the U.S., multinational corporations are currently enjoying robust export demand, and have seen utilization rates climb. Domestic demand for services and information technology spending has been more muted, but showed signs of improvement as well. Consumer spending patterns remained at elevated levels, although mortgage refinancing activity has slowed considerably.

As the period came to a close, the backdrop of low interest rates and benign inflationary pressures had begun to shift, due in part to the global economy's sustained growth trends. Central banks have responded by curtailing accommodative monetary policies, leading to upward pressure on interest rates. On the inflation front, while global consumer prices were well behaved, a number of commodities have resumed upward trends, causing rising concerns about early "pipeline" price pressures.

Asset class valuations in the U.S. and abroad began to discount a number of these trend changes during the period under review. Bond prices, in general, declined; stock prices traded in a relatively narrow price band, and returns on short-term instruments climbed. Smaller capitalization companies continued to outperform larger "blue chips," as merger and acquisition activity accelerated. Sectors such as basic materials, energy, industrials and information technology proved attractive to investors, primarily due to the multinational nature of their revenue streams.

PERFORMANCE ANALYSIS

The fund returned 0.80 percent since its inception on February 27, 2006 (Class A shares, unadjusted for sales charges).

TOTAL RETURN SINCE INCEPTION THROUGH MARCH 31, 2006

--------------------------------------------------------------------------------------------
                                                       RUSSELL      LEHMAN
                                               S&P      1000      BROTHERS US    MSCI
                                              500(R)    VALUE     GOVERNMENT/    EAFE
      CLASS A   CLASS B   CLASS C   CLASS I   INDEX     INDEX    CREDIT INDEX    INDEX

       0.80%     0.80%     0.80%     0.90%     0.19%    1.35%       -1.10%       3.30%
--------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Leaders Fund invests in three underlying Van Kampen funds--Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund.

The international allocation, represented by holdings in Van Kampen International Growth Fund, contributed most to the overall fund's performance during the limited period of time under review. Both Van Kampen Comstock Fund and Van Kampen Equity and Income Fund contributed positively to returns as well. As of March 31, 2006, the fund held approximately one third of its assets in each of the three underlying portfolios.

ASSET ALLOCATION AS OF 3/31/06
Primarily Domestic Equity                                       22.2%
Domestic Blend                                                  22.3
Primarily Foreign Equity                                        22.6
                                                               -----
Total Long-Term Investments                                     67.1%
Short-Term Investments                                           9.8
Other Assets in Excess of Liabilities                           23.1
                                                               -----
Net Assets                                                     100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                                                     10/1/05-
                                                   10/1/05          3/31/06          3/31/06
Class A
  Actual......................................    $1,000.00        $1,008.00          $ 0.44
  Hypothetical................................     1,000.00         1,022.44            2.52
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,008.00            1.10
  Hypothetical................................     1,000.00         1,018.70            6.29
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,008.00            1.10
  Hypothetical................................     1,000.00         1,018.70            6.29
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,009.00            0.22
  Hypothetical................................     1,000.00         1,023.68            1.26
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, 1.25%,1.25%, and 0.25% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for "Actual" information, which reflects the period from Commencement of Operation through 3/31/06. These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LEADERS FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENT COMPANY  67.1%
Van Kampen Comstock Fund, Class I...........................   101,428    $1,801,353
Van Kampen Equity and Income Fund, Class I..................   207,794     1,805,731
Van Kampen International Growth Fund, Class I...............   100,039     1,826,705
                                                                          ----------

TOTAL LONG-TERM INVESTMENTS 67.1%
  (Cost $5,441,492)....................................................    5,433,789

REPURCHASE AGREEMENT 9.8%
State Street Bank & Trust Co. ($794,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.72%, dated 03/31/06, to be sold on 04/03/06 at $794,312)
  (Cost $794,000)......................................................      794,000
                                                                          ----------

TOTAL INVESTMENTS 76.9%
  (Cost $6,235,492)....................................................    6,227,789
OTHER ASSETS IN EXCESS OF LIABILITIES 23.1%............................    1,871,690
                                                                          ----------

NET ASSETS 100.0%......................................................   $8,099,479
                                                                          ==========

 8                                             See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments in Underlying Funds (Cost $5,441,492)...........  $5,433,789
Repurchase Agreement (Cost $794,000)........................     794,000
Cash........................................................         298
Receivables:
  Fund Shares Sold..........................................   1,830,655
  Expense Reimbursement from Adviser........................      60,531
  Interest..................................................         104
Unamortized Offering Costs..................................     160,661
Other.......................................................         358
                                                              ----------
    Total Assets............................................   8,280,396
                                                              ----------
LIABILITIES:
Payables:
  Offering Costs............................................     120,004
  Fund Shares Repurchased...................................      21,496
  Distributor and Affiliates................................       8,617
Accrued Expenses............................................      29,488
Trustees' Deferred Compensation and Retirement Plans........       1,312
                                                              ----------
    Total Liabilities.......................................     180,917
                                                              ----------
NET ASSETS..................................................  $8,099,479
                                                              ==========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $8,059,650
Accumulated Undistributed Net Investment Income.............      27,157
Accumulated Net Realized Gain...............................      20,375
Net Unrealized Depreciation.................................      (7,703)
                                                              ----------
NET ASSETS..................................................  $8,099,479
                                                              ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $5,043,205 and 500,155 shares of
    beneficial interest issued and outstanding).............  $    10.08
    Maximum sales charge (5.75%* of offering price).........         .61
                                                              ----------
    Maximum offering price to public........................  $    10.69
                                                              ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,553,698 and 154,118 shares of
    beneficial interest issued and outstanding).............  $    10.08
                                                              ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,313,830 and 130,345 shares of
    beneficial interest issued and outstanding).............  $    10.08
                                                              ==========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $188,746 and 18,708 shares of beneficial
    interest issued and outstanding)........................  $    10.09
                                                              ==========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                              9

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period February 27, 2006 (Commencement of Operations) to March 31, 2006

INVESTMENT INCOME:
Dividends From the Underlying Funds.........................  $ 5,902
Interest....................................................    2,052
                                                              -------
    Total Income............................................    7,954
                                                              -------
EXPENSES:
Audit.......................................................   20,992
Offering....................................................   15,439
Shareholder Reports.........................................   11,008
Shareholder Services........................................    4,384
Legal.......................................................    3,488
Trustees' Fees and Related Expenses.........................    1,920
Custody.....................................................    1,600
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $386, $491 and $326, respectively)..........    1,203
Other.......................................................    4,288
                                                              -------
    Total Expenses..........................................   64,322
    Expense Reduction.......................................   62,500
                                                              -------
    Net Expenses............................................    1,822
                                                              -------
NET INVESTMENT INCOME.......................................  $ 6,132
                                                              =======
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain Distribution by Underlying Funds..............  $20,375
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      -0-
  End of the Period.........................................   (7,703)
                                                              -------
Net Unrealized Depreciation During the Period...............   (7,703)
                                                              -------
Net Realized and Unrealized Gain............................  $12,672
                                                              =======
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $18,804
                                                              =======

 10                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
For the Period February 27, 2006 (Commencement of Operations) to March 31, 2006

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $    6,132
Realized Gain Distribution by Underlying Funds..............      20,375
Net Unrealized Depreciation During the Period...............      (7,703)
                                                              ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      18,804
                                                              ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   8,106,418
Cost of Shares Repurchased..................................     (25,743)
                                                              ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........   8,080,675
                                                              ----------
TOTAL INCREASE IN NET ASSETS................................   8,099,479
NET ASSETS:
Beginning of the Period.....................................         -0-
                                                              ----------
End of the Period (Including accumulated undistributed net
  investment income of $27,157).............................  $8,099,479
                                                              ==========

See Notes to Financial Statements                                             11

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             FEBRUARY 27, 2006
                                                               (COMMENCEMENT
CLASS A SHARES                                               OF OPERATIONS) TO
                                                              MARCH 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD................................................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................          .01
  Net Realized and Unrealized Gain..........................          .07
                                                                  -------
Total from Investment Operations............................          .08
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $ 10.08
                                                                  =======

Total Return* (b)...........................................         .80%**
Net Assets at End of the Period (In millions)...............      $   5.0
Ratio of Expenses to Average Net Assets*(c).................         .50%
Ratio of Net Investment Income to Average Net Assets*.......        2.50%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       24.16%
   Ratio of Net Investment Loss to Average Net Assets.......      (21.16%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return does include combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was .54% for the year ended March 31, 2006.

 12                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             FEBRUARY 27, 2006
                                                               (COMMENCEMENT
CLASS B SHARES                                               OF OPERATIONS) TO
                                                              MARCH 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................          .01
  Net Realized and Unrealized Gain..........................          .07
                                                                  -------
Total from Investment Operations............................          .08
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $ 10.08
                                                                  =======

Total Return* (b)...........................................         .80%**
Net Assets at End of the Period (In millions)...............      $   1.6
Ratio of Expenses to Average Net Assets* (c)................        1.25%
Ratio of Net Investment Income to Average Net Assets*.......        2.54%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       27.15%
   Ratio of Net Investment Loss to Average Net Assets.......      (23.37%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was .54% for the year ended March 31, 2006.

See Notes to Financial Statements                                             13

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             FEBRUARY 27, 2006
                                                               (COMMENCEMENT
CLASS C SHARES                                               OF OPERATIONS) TO
                                                              MARCH 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................          .01
  Net Realized and Unrealized Gain..........................          .07
                                                                  -------
Total from Investment Operations............................          .08
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $ 10.08
                                                                  =======

Total Return* (b)...........................................         .80%**
Net Assets at End of the Period (In millions)...............      $   1.3
Ratio of Expenses to Average Net Assets* (c)................        1.25%
Ratio of Net Investment Income to Average Net Assets*.......        2.27%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       27.74%
   Ratio of Net Investment Loss to Average Net Assets.......      (24.22%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1.00%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was .54% for the year ended March 31, 2006.

 14                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             FEBRUARY 27, 2006
                                                               (COMMENCEMENT
CLASS I SHARES                                               OF OPERATIONS) TO
                                                              MARCH 31, 2006
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................          .02
  Net Realized and Unrealized Gain..........................          .07
                                                                  -------
Total from Investment Operations............................          .09
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $ 10.09
                                                                  =======

Total Return* (b)...........................................         .90%**
Net Assets at End of the Period (In millions)...............      $    .2
Ratio of Expenses to Average Net Assets* (c)................         .25%
Ratio of Net Investment Income to Average Net Assets*.......        2.43%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............       39.58%
   Ratio of Net Investment Loss to Average Net Assets.......      (36.91%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was .54% for the year ended March 31, 2006.

See Notes to Financial Statements                                             15

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Leaders Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's principal investment objective is capital appreciation. The Fund's secondary investment objective is income. The Fund invests primarily in a combination of Van Kampen funds (the "Underlying Funds") on a fixed percentage allocation basis. The Underlying Funds invest in U.S. and foreign equity securities and fixed income and money market securities. The Fund makes approximately equal allocations of its assets to the following three Underlying Funds: Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund. The investment results of the Underlying Funds will vary. As a result, the percentage allocation to the Underlying Funds will be monitored daily by Van Kampen Asset Management (the "Adviser") and the Fund's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the predetermined fixed percentage allocation basis. The Fund commenced operations on February 27, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by the Adviser or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $6,235,492
                                                              ==========
Gross tax unrealized appreciation...........................  $   32,410
Gross tax unrealized depreciation...........................     (40,113)
                                                              ----------
Net tax unrealized depreciation on investments..............  $   (7,703)
                                                              ==========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference of $21,025 relating to start up and offering costs which are not deductible for tax purposes was reclassified from accumulated undistributed net investment income to capital.

    As of March 31, 2006, the components of distributable earnings on a taxable basis were as follows:

Undistributed Ordinary Income...............................  $30,695
Undistributed Long-Term Capital Gain........................   18,149

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund. The Fund does not directly pay the Adviser a fee pursuant to such agreement, in recognition of the fact that under an investment advisory agreement between the Adviser and each of the Underlying Funds, each Underlying Fund pays the Adviser a fee based on the assets of such Underlying Fund. The Fund indirectly bears the investment advisory fee (and other expenses) of the Underlying Funds.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

    The Adviser waived approximately $62,500 of its other expenses. The Adviser has agreed to waive all expenses in excess of .50% of Class A average net assets, 1.25% of Class B average net assets, 1.25% of Class C average net assets and .25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after March 31, 2007.

    For the period ended March 31, 2006, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2006, the Fund recognized expenses of approximately $4,900, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2006, the Fund recognized expenses of approximately $3,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. There were no investments in such funds at March 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended March 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $24,800 and CDSC on redeemed shares of $0. Sales charges do not represent expenses of the Fund.

    At March 31, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 12,500 shares of Class A, 12,500 shares of Class B, 12,500 shares of Class C, and 12,500 shares of Class I.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2006, transactions were as follows:

                                                              SHARES       VALUE
Sales:
  Class A...................................................  501,467    $5,044,335
  Class B...................................................  155,325     1,562,737
  Class C...................................................  130,375     1,311,576
  Class I...................................................   18,708       187,770
                                                              -------    ----------
Total Sales.................................................  805,875     8,106,418
                                                              =======    ==========
Repurchases:
  Class A...................................................   (1,312)   $  (13,234)
  Class B...................................................   (1,207)      (12,208)
  Class C...................................................      (30)         (301)
  Class I...................................................        0             0
                                                              -------    ----------
Total Repurchases...........................................   (2,549)   $  (25,743)
                                                              =======    ==========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2006, the Fund did not receive any redemption fees.

5. INVESTMENT IN UNDERLYING FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $5,441,492 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $27,600 and $7,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of plaintiff's claims. Additionally, plaintiff and the named

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 continued

Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN LEADERS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Leaders Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Leaders Fund (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the period from February 27, 2006 (commencement of operations) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and the transfer agent of the Underlying Funds. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Leaders Fund at March 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for the period from February 27, 2006 through March 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 11, 2006

VAN KAMPEN LEADERS FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LEADERS FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             67       Trustee/Director/Managing
Blistex Inc.                                  since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         65       Trustee/Director/Managing
33971 Selva Road                              since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)                Trustee      Trustee     President of CAC, L.L.C.,      67       Trustee/Director/Managing
CAC, L.L.C.                                   since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services. Prior                Corporation, Stericycle,
                                                          to February 2001, Vice                  Inc., Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation and Trustee
                                                          Inc., a global                          of The Scripps Research
                                                          distributor of wire,                    Institute. Prior to
                                                          cable and communications                January 2005, Trustee of
                                                          connectivity products.                  the University of Chicago
                                                          Prior to July 2000,                     Hospitals and Health
                                                          Managing Partner of                     Systems. Prior to April
                                                          Equity Group Corporate                  2004, Director of
                                                          Investment (EGI), a                     TheraSense, Inc. Prior to
                                                          company that makes                      January 2004, Director of
                                                          private investments in                  TeleTech Holdings Inc.
                                                          other companies.                        and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Director
                                                                                                  of IMC Global Inc. Prior
                                                                                                  to July 2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).


VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            65       Trustee/Director/Managing
Heidrick & Struggles                          since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (54)            Trustee      Trustee     Director and President of      65       Trustee/Director/Managing
1744 R Street, NW                             since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (70)               Trustee      Trustee     Prior to 1998, President       67       Trustee/Director/Managing
14 Huron Trace                                since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)              Trustee      Trustee     President of Nelson            65       Trustee/Director/Managing
423 Country Club Drive                        since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (65)        Trustee      Trustee     President Emeritus and         67       Trustee/Director/Managing
1126 E. 59th Street                           since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (64)   Trustee      Trustee     Chief Communications           65       Trustee/Director/Managing
815 Cumberstone Road                          since 2005  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of                              in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        67       Trustee/Director/Managing
333 West Wacker Drive                         since 2005  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (51)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square, Canary                                since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
Wharf                                                              and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (50)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)          Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              and Treasurer            since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since August 2005. Prior to
                                                                   June 2005, Vice President and Chief Financial Officer of
                                                                   Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 200, 300, 400
                                                                   LF ANR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01280P-Y03/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

Due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B was amended in August 2005 and a second time in September 2005. All three editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 12A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $167,100              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $548,000(2)
                        TAX FEES................            $14,000(3)            $52,799(4)
                        ALL OTHER FEES..........            $0                    $1,057,081(5)
              TOTAL NON-AUDIT FEES..............            $14,000               $1,657,880

              TOTAL.............................            $181,100              $1,657,880

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $173,000              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $150,000(2)
                        TAX FEES................            $10,500(3)            $100,829(4)
                        ALL OTHER FEES..........            $0                    $104,000(6)
              TOTAL NON-AUDIT FEES..............            $10,500               $354,829

              TOTAL..............................           $183,500              $354,829

              N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

         (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

         (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

         (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

         (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:


                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

--------------

1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         - Van Kampen Investments Inc.
         - Van Kampen Asset Management
         - Van Kampen Advisors Inc.
         - Van Kampen Funds Inc.
         - Van Kampen Investor Services Inc.
         - Morgan Stanley Investment Management Inc.
         - Morgan Stanley Trust Company
         - Morgan Stanley Investment Management Ltd.
         - Morgan Stanley Investment Management Company
         - Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b)      Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006